UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-8598

The Commerce Funds

(Exact name of Registrant as specified in charter)

922 Walnut St., Fourth Floor, Mail Code = TB4-1, Kansas City, Missouri 64106
(Address of principal executive offices) (Zip code)

Diana E. McCarthy, Esq.,

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code:1-800-995-6365

Date of fiscal year end: 10/31

Date of reporting period: 04/30/15

ITEM 1.	REPORTS TO SHAREHOLDERS.

The Semi-Annual Report to Shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1) is filed herewith.

The Commerce Funds

The Commerce Funds Semi-Annual Report

April 30, 2015

For Your Life’s Direction

At The Commerce Funds, we’re committed to providing sound investment choices to help you realize your most important financial goals, no matter where life takes you.

We offer a full range of mutual funds managed by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank. With a choice of 8 portfolios — each targeting a specific investment goal — we make it easy for you to invest with confidence not just today, but throughout all the stages of your life.

Behind each of our Funds is a carefully defined investment philosophy and a commitment to the highest investment standards. This means, whether you are building a nest egg for retirement, planning for your child’s education, or saving for a special need, you can find investment options at The Commerce Funds.

Risk/Reward

The Commerce Funds

MidCap Growth

Growth

Value

Kansas Tax-Free Intermediate Bond

Missouri Tax-Free

Risk Intermediate Bond Return Potential

National Tax-Free Intermediate Bond

Bond

Short-Term Government

In general, greater returns are associated with greater risks and increased risks create the potential for greater losses.

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. The Commerce Investment Advisors, Inc. (the “Adviser” or “Commerce”) believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

COMMERCE FUNDS

Please note:

The information in this semi-annual report is as of April 30, 2015 and is unaudited. The securities mentioned in this report may no longer be held by the Funds. To view more recent information about each Commerce Fund’s performance and portfolio or to obtain a prospectus, please visit our website at www.commercefunds.com. This report is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus, which contains more complete information about the Commerce Funds’ investment policies, management and expenses. Investors should read the prospectus carefully before investing.

You may also receive Commerce Funds information by calling toll free 1-800-995-6365 or by writing to P.O. Box 219525, Kansas City, Missouri, 64121-9525, or you may contact your investment professional. The Commerce Funds publish performance and portfolio information for each Commerce Fund at the end of every calendar quarter. Investors should read the prospectus carefully before investing or sending money.

COMMERCE FUNDS

Performance Summaries

April 30, 2015 (Unaudited)

The following is performance information for the Commerce Funds for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Funds’ investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Funds are not subject to a sales charge, so a sales charge is not applied to their total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Funds. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

PERFORMANCE REVIEW
November 1, 2014 - April 30, 2015	Fund Total Return(a)	Index Total Return	Index
Equity Funds:
Growth	5.12%	6.54%	Russell 1000® Growth(b)
Value	3.04	2.89	Russell 1000® Value(c)
MidCap Growth	5.50	7.77	Russell Midcap® Growth(d)
Fixed Income Funds:
Bond	1.89	2.06	Barclays U.S. Aggregate Bond(e)
Short-Term Government	0.65	0.85	Citigroup 1-5 Year Treasury/Government Sponsored(f)
National Tax-Free Intermediate Bond	1.29	0.91	Barclays 3-15 Year Blend Municipal Bond(g)
Missouri Tax-Free Intermediate Bond	1.30	0.91	Barclays 3-15 Year Blend Municipal Bond(g)
Kansas Tax-Free Intermediate Bond	1.30	0.91	Barclays 3-15 Year Blend Municipal Bond(g)

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Russell 1000® Growth Index, an unmanaged index, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.

(c)	The Russell 1000® Value Index, an unmanaged index, measures the performance of the large-cap value segment of the U.S. equity universe. It includes Russell 1000 companies with lower price-to-book ratios and lower expected growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.

(d)	The Russell Midcap® Growth Index, an unmanaged index, measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.

(e)	The Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities. The Index figures do not reflect any deduction for fees, taxes or expenses.

(f)	The Citigroup 1-5 Year Treasury/Government Sponsored Index is an unmanaged index comprised of Treasury securities with a minimum principal amount of $1 billion and U.S. Government securities with a minimum principal amount of $100 million. The securities range in maturity from one to five years. The Index figures do not reflect any deduction for fees, taxes or expenses.

(g)	The Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index comprised of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect any deduction for fees, taxes or expenses.

STANDARDIZED TOTAL RETURNS(h)
For the period ended 03/31/2015	One Year	Five Years	Ten Years	Since Inception	Inception Date
Equity Funds:
Growth	15.96%	13.16%	7.82%	8.28%	12/12/94
Value	8.08	14.32	7.16	6.40	3/3/97
MidCap Growth	13.05	14.18	9.03	8.52	12/12/94
Fixed Income Funds:
Bond	5.07	5.47	5.79	6.20	12/12/94
Short-Term Government	1.24	1.76	3.18	4.35	12/12/94
National Tax-Free Intermediate Bond	4.33	4.72	4.37	4.76	2/21/95
Missouri Tax-Free Intermediate Bond	4.47	3.86	3.89	4.44	2/21/95
Kansas Tax-Free Intermediate Bond	5.11	4.04	3.99	4.29	12/26/00

(h)	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value (“NAV”). Current performance may be lower or higher than the total return figures in the above table.

Returns reflect any fee waivers or expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

EXPENSE RATIOS(i)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursement)
Equity Funds:
Growth	1.08%	1.08%
Value	0.70	0.71
MidCap Growth	1.05	1.05
Fixed Income Funds:
Bond	0.70	0.70
Short-Term Government	0.68	0.88
National Tax-Free Intermediate Bond	0.69	0.69
Missouri Tax-Free Intermediate Bond	0.69	0.69
Kansas Tax-Free Intermediate Bond	0.72	0.89

(i)	The Funds’ expense ratios, both current (net of applicable fee waivers and/or expense reimbursements) and gross (before fee waivers and/or expense reimbursements), set forth above are as of the most recent publicly available prospectus for the Funds (March 1, 2015) and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes, acquired fund fees and expenses and extraordinary expenses. This agreement will remain in place through March 1, 2016. After this date, the Adviser or a Fund may terminate the contractual arrangement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE GROWTH FUND

Schedule of Investments

April 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 96.8%
Commercial Services – 2.0%
7,900	Moody’s Corp.	$ 849,408
16,400	Tyco International PLC	645,832

		1,495,240

Communications – 2.0%
29,200	Verizon Communications, Inc.	1,472,848

Consumer Durables* – 1.1%
15,925	Jarden Corp.	815,042

Consumer Non-Durables – 14.6%
15,900	Altria Group, Inc.	795,795
11,600	Colgate-Palmolive Co.	780,448
10,800	Dr Pepper Snapple Group, Inc.	805,464
13,800	Kellogg Co.	873,954
8,100	Kimberly-Clark Corp.	888,489
8,200	Mead Johnson Nutrition Co.	786,544
8,400	Nike, Inc. Class B	830,256
8,400	PepsiCo, Inc.	799,008
10,200	Philip Morris International, Inc.	851,394
12,600	Reynolds American, Inc.	923,580
23,200	The Coca-Cola Co.	940,992
8,300	The Estee Lauder Cos., Inc. Class A	674,707
11,400	V. F. Corp.	825,702

		10,776,333

Consumer Services – 6.7%
13,100	CBS Corp. Class B	813,903
13,600	Comcast Corp. Class A	785,536
9,500	DIRECTV*	861,697
15,300	eBay, Inc.*	891,378
27,600	Service Corp.	763,968
11,800	Viacom, Inc. Class B	819,510

		4,935,992

Distribution Services – 2.2%
3,900	McKesson Corp.	871,260
2,900	W.W. Grainger, Inc.	720,447

		1,591,707

Electronic Technology – 11.3%
35,200	Apple, Inc.	4,405,280
28,200	Intel Corp.	917,910
9,200	Lam Research Corp.	695,336
4,300	Lockheed Martin Corp.	802,380
13,800	Microchip Technology, Inc.	657,639
12,200	QUALCOMM, Inc.	829,600

		8,308,145

Finance – 9.8%
9,800	American Express Co.	759,010
10,000	Crown Castle International Corp.	835,300
8,300	Erie Indemnity Co. Class A	686,825
11,500	Extra Space Storage, Inc.	758,195
3,700	Intercontinental Exchange, Inc.	830,761

Shares	Description	Value
Common Stocks – (continued)
Finance – (continued)
9,500	Mastercard, Inc. Class A	$ 856,995
4,300	Public Storage	808,013
10,700	T. Rowe Price Group, Inc.	868,626
12,400	Visa, Inc. Class A	819,020

		7,222,745

Health Services* – 1.2%
12,200	Cerner Corp.	876,082

Health Technology – 9.1%
4,900	Amgen, Inc.	773,759
5,800	Becton Dickinson & Co.	817,046
6,600	Bio-Techne Corp.	633,336
4,300	C. R. Bard, Inc.	716,294
8,700	Gilead Sciences, Inc.*	874,437
4,600	IDEXX Laboratories, Inc.*	576,702
8,500	Johnson & Johnson	843,200
6,900	Pall Corp.	671,508
8,700	Stryker Corp.	802,488

		6,708,770

Industrial Services – 2.3%
9,700	Schlumberger Ltd.	917,717
16,100	Waste Management, Inc.	797,433

		1,715,150

Process Industries – 8.3%
18,300	Archer-Daniels-Midland Co.	894,504
19,600	Donaldson Co, Inc.	732,452
7,700	Ecolab, Inc.	862,246
7,500	Monsanto Co.	854,700
9,300	Packaging Corp. of America	643,467
14,300	RPM International, Inc.	679,822
2,900	The Sherwin-Williams Co.	806,200
6,700	W.R. Grace & Co.*	648,024

		6,121,415

Producer Manufacturing – 6.2%
22,600	Allison Transmission Holdings, Inc.	693,368
13,700	AMETEK, Inc.	718,154
8,300	Honeywell International, Inc.	837,636
8,800	Illinois Tool Works, Inc.	823,504
6,600	Lennox International, Inc.	699,336
7,200	United Technologies Corp.	819,000

		4,590,998

Retail Trade – 7.4%
1,300	AutoZone, Inc.*	874,458
8,700	Dollar Tree, Inc.*	664,767
12,000	Lowe’s Cos., Inc.	826,320
12,200	Macy’s, Inc.	788,486
7,200	The Home Depot, Inc.	770,256
10,700	The Kroger Co.	737,337
9,800	Wal-Mart Stores, Inc.	764,890

		5,426,514

The accompanying notes are an integral part of these financial statements.	3

COMMERCE GROWTH FUND

Schedule of Investments (continued)

April 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Technology Services – 10.4%
10,700	Adobe Systems, Inc.*	$ 813,842
9,600	Automatic Data Processing, Inc.	811,584
9,100	Fiserv, Inc.*	706,160
2,700	Google, Inc. Class A*	1,481,679
1,103	Google, Inc. Class C*	592,697
5,800	International Business Machines Corp.	993,482
31,600	Microsoft Corp.	1,537,024
14,900	Paychex, Inc.	721,011

		7,657,479

Transportation – 2.2%
7,200	Union Pacific Corp.	764,856
8,400	United Parcel Service, Inc. Class B	844,452

		1,609,308

TOTAL COMMON STOCKS
(Cost $54,644,144)		$71,323,768

Exchange Traded Fund – 3.0%
22,400	iShares Russell 1000 Growth Index Fund
(Cost $2,178,656)		$ 2,227,904

TOTAL INVESTMENTS – 99.8%
(Cost $56,822,800)		$73,551,672

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		148,186

NET ASSETS – 100.0%		$73,699,858

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

PORTFOLIO COMPOSITION

	AS OF 4/30/15	AS OF 10/31/14

Consumer Non-Durables	14.6%	12.9%
Electronic Technology	11.3	10.5
Technology Services	10.4	10.2
Finance	9.8	8.8
Health Technology	9.1	9.0
Process Industries	8.3	8.1
Retail Trade	7.4	7.5
Consumer Services	6.7	7.3
Producer Manufacturing	6.2	6.3
Exchange Traded Fund	3.0	2.0
Industrial Services	2.3	3.1
Transportation	2.2	2.4
Distribution Services	2.2	2.1
Commercial Services	2.0	2.3
Communications	2.0	2.0
Health Services	1.2	1.1
Consumer Durables	1.1	1.0
Energy Minerals	—	1.0
Short-term Investment	—	1.7

TOTAL INVESTMENTS	99.8%	99.3%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies or exchange traded funds held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

4	The accompanying notes are an integral part of these financial statements.

COMMERCE VALUE FUND

Schedule of Investments

April 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 97.7%
Communications – 4.6%
146,000	AT&T, Inc.	$ 5,057,440
104,000	Verizon Communications, Inc.	5,245,760

		10,303,200

Consumer Durables – 3.6%
53,000	Hasbro, Inc.	3,751,870
64,000	Tupperware Brands Corp.	4,279,040

		8,030,910

Consumer Non-Durables – 7.6%
81,000	Altria Group, Inc.	4,054,050
40,000	Kimberly-Clark Corp.	4,387,600
52,000	Procter & Gamble Co.	4,134,520
62,000	Reynolds American, Inc.	4,544,600

		17,120,770

Consumer Services – 3.4%
52,000	Darden Restaurants, Inc.	3,316,040
45,000	McDonald’s Corp.	4,344,750

		7,660,790

Distribution Services – 1.8%
112,500	SYSCO Corp.	4,165,875

Electronic Technology – 5.5%
131,000	Intel Corp.	4,264,050
22,000	Lockheed Martin Corp.	4,105,200
86,000	Microchip Technology, Inc.	4,098,330

		12,467,580

Energy Minerals – 12.2%
83,000	Chevron Corp.	9,217,980
138,000	ConocoPhillips	9,372,960
50,000	Exxon Mobil Corp.	4,368,500
57,000	Occidental Petroleum Corp.	4,565,700

		27,525,140

Finance – 23.3%
71,000	Bank of Hawaii Corp.	4,287,690
113,000	BB&T Corp.	4,326,770
63,000	Cullen/Frost Bankers, Inc.	4,595,220
95,000	Federated Investors, Inc. Class B	3,268,000
108,000	HCP, Inc.	4,351,320
148,000	JPMorgan Chase & Co.	9,362,480
172,000	Kimco Realty Corp.	4,145,200
86,000	Principal Financial Group, Inc.	4,396,320
88,000	Waddell & Reed Financial, Inc. Class A	4,340,160
172,000	Wells Fargo & Co.	9,477,200

		52,550,360

Shares	Description	Value
Common Stocks – (continued)
Health Technology – 9.3%
64,000	Baxter International, Inc.	$ 4,399,360
43,000	Johnson & Johnson	4,265,600
96,000	Merck & Co., Inc.	5,717,760
192,000	Pfizer, Inc.	6,514,560

		20,897,280

Industrial Services – 3.8%
108,000	Kinder Morgan, Inc.	4,638,600
81,000	Waste Management, Inc.	4,011,930

		8,650,530

Process Industries – 3.7%
55,000	E. I. du Pont de Nemours and Co.	4,026,000
96,000	Sonoco Products Co.	4,290,240

		8,316,240

Producer Manufacturing – 6.7%
54,000	Caterpillar, Inc.	4,691,520
77,000	Emerson Electric Co.	4,529,910
215,000	General Electric Co.	5,822,200

		15,043,630

Retail Trade – 3.7%
105,000	Coach, Inc.	4,012,050
56,000	Target Corp.	4,414,480

		8,426,530

Technology Services – 1.9%
89,000	Paychex, Inc.	4,306,710

Utilities – 6.6%
47,000	Dominion Resources, Inc.	3,368,960
33,000	NextEra Energy, Inc.	3,330,690
124,000	PPL Corp.	4,219,720
90,000	The Southern Co.	3,987,000

		14,906,370

TOTAL COMMON STOCKS
(Cost $186,715,080)		$220,371,915

Exchange Traded Fund – 2.1%
45,000	iShares Russell 1000 Value Index Fund
(Cost $4,661,168)		$ 4,679,550

TOTAL INVESTMENTS – 99.8%
(Cost $191,376,248)		$225,051,465

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		515,001

NET ASSETS – 100.0%		$225,566,466

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.	5

COMMERCE VALUE FUND

Schedule of Investments (continued)

April 30, 2015 (Unaudited)

PORTFOLIO COMPOSITION

	AS OF 4/30/15	AS OF 10/31/14

Finance	23.3%	23.7%
Energy Minerals	12.2	10.5
Health Technology	9.3	9.1
Consumer Non-Durables	7.6	8.0
Producer Manufacturing	6.7	6.2
Utilities	6.6	8.1
Electronic Technology	5.5	5.6
Communications	4.6	4.6
Industrial Services	3.8	3.9
Retail Trade	3.7	1.9
Process Industries	3.7	3.8
Consumer Durables	3.6	3.2
Consumer Services	3.4	3.3
Exchange Traded Fund	2.1	1.9
Technology Services	1.9	2.0
Distribution Services	1.8	1.9
Short-term Investment	—	2.1

TOTAL INVESTMENTS	99.8%	99.8%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies or exchange traded funds held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

6	The accompanying notes are an integral part of these financial statements.

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments

April 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 94.8%
Commercial Services – 8.6%
9,100	Equifax, Inc.	$ 882,063
9,000	Gartner, Inc.*	746,820
21,800	KAR Auction Services, Inc.	811,178
11,300	Morningstar, Inc.	857,557
14,000	MSCI, Inc.	856,660
16,900	Nielsen NV	759,486
6,300	The Dun & Bradstreet Corp.	804,321

		5,718,085

Communications* – 1.2%
6,600	SBA Communications Corp. Class A	764,412

Consumer Durables – 3.6%
13,500	Harley-Davidson, Inc.	758,835
15,500	Jarden Corp.*	793,290
12,200	Tupperware Brands Corp.	815,692

		2,367,817

Consumer Non-Durables – 7.2%
9,800	Church & Dwight Co., Inc.	795,466
7,100	Constellation Brands, Inc. Class A*	823,174
10,700	Dr Pepper Snapple Group, Inc.	798,006
10,800	McCormick & Co., Inc.	813,240
6,300	Ralph Lauren Corp.	840,483
7,700	The Hershey Co.	707,784

		4,778,153

Consumer Services – 9.7%
1,200	Chipotle Mexican Grill, Inc.*	745,608
17,300	Dunkin’ Brands Group, Inc.	901,503
9,600	Marriott International, Inc. Class A	768,480
36,700	Regal Entertainment Group Class A	807,400
34,950	Rollins, Inc.	866,760
9,700	Scripps Networks Interactive, Inc. Class A	677,642
31,100	Service Corp.	860,848
9,200	Wyndham Worldwide Corp.	785,680

		6,413,921

Distribution Services – 1.3%
3,400	W.W. Grainger, Inc.	844,662

Electronic Technology – 8.2%
14,100	Amphenol Corp. Class A	780,717
11,200	Harris Corp.	898,688
9,700	Lam Research Corp.	733,126
16,100	Linear Technology Corp.	742,693
16,400	Microchip Technology, Inc.	781,542
11,800	Motorola Solutions, Inc.	705,050
3,900	TransDigm Group, Inc.	827,307

		5,469,123

Energy Minerals – 1.3%
9,700	EQT Corp.	872,418

Shares	Description	Value
Common Stocks – (continued)
Finance – 9.4%
5,800	Boston Properties, Inc.	$ 767,398
25,200	Brown & Brown, Inc.	805,140
14,000	CBOE Holdings, Inc.	787,780
9,700	Crown Castle International Corp.	810,241
9,300	Erie Indemnity Co. Class A	769,575
5,700	Federal Realty Investment Trust	761,919
3,400	Intercontinental Exchange, Inc.	763,402
9,800	T. Rowe Price Group, Inc.	795,564

		6,261,019

Health Services* – 1.2%
6,600	Laboratory Corporation of America Holdings	789,096

Health Technology – 6.8%
8,300	Bio-Techne Corp.	796,468
15,700	DENTSPLY International, Inc.	800,700
5,200	IDEXX Laboratories, Inc.*	651,924
7,700	Pall Corp.	749,364
8,500	Sirona Dental Systems, Inc.*	788,375
6,800	Zimmer Holdings, Inc.	746,912

		4,533,743

Process Industries – 5.8%
18,200	Cabot Corp.	777,868
16,000	Crown Holdings, Inc.*	868,160
9,700	Packaging Corp. of America	671,143
15,200	RPM International, Inc.	722,608
2,800	The Sherwin-Williams Co.	778,400

		3,818,179

Producer Manufacturing – 11.0%
12,900	A.O. Smith Corp.	824,310
25,900	Allison Transmission Holdings, Inc.	794,612
15,200	AMETEK, Inc.	796,784
11,200	Dover Corp.	848,064
11,600	Graco, Inc.	830,792
10,000	IDEX Corp.	750,100
2,400	Mettler-Toledo International, Inc.*	760,824
12,100	The Toro Co.	811,184
6,800	Valmont Industries, Inc.	856,936

		7,273,606

Retail Trade – 10.9%
1,300	AutoZone, Inc.*	874,458
9,300	Carter’s, Inc.	928,698
10,000	Dollar Tree, Inc.*	764,100
13,300	Foot Locker, Inc.	790,685
27,200	Liberty Interactive Corp. Class A*	782,272
10,000	Nordstrom, Inc.	755,600
3,700	O’Reilly Automotive, Inc.*	805,971
7,800	Ross Stores, Inc.	771,264
10,400	Williams-Sonoma, Inc.	764,712

		7,237,760

The accompanying notes are an integral part of these financial statements.	7

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

April 30, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Technology Services – 8.6%
2,700	Alliance Data Systems Corp.*	$ 802,737
10,400	Fiserv, Inc.*	807,040
18,700	Informatica Corp.*	898,909
16,000	Paychex, Inc.	774,240
21,000	PTC, Inc.*	805,140
15,900	Solera Holdings, Inc.	771,468
21,300	Total System Services, Inc.	842,628

		5,702,162

TOTAL COMMON STOCKS
(Cost $49,286,858)		$62,844,156

Exchange Traded Fund – 4.5%
30,700	iShares Russell Midcap Growth Index Fund
(Cost $2,865,942)		$ 2,985,575

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.7%
Repurchase Agreement – 0.7%
State Street Bank & Trust Co.
$496,000	0.000%	05/01/15	$496,000
Maturity Value: $496,000
(Cost $496,000)

TOTAL INVESTMENTS – 100.0%
(Cost $52,648,800)			$66,325,731

LIABILITIES IN EXCESS OF OTHER ASSETS – 0.0%			(31,477)

NET ASSETS – 100.0%			$66,294,254

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Repurchase agreement was entered into on April 30, 2015. This agreement was fully collateralized by $355,000 U.S. Treasury Bond, 8.000%, due 11/15/21 with a market value of $507,759.

PORTFOLIO COMPOSITION

	AS OF 4/30/15	AS OF 10/31/14

Producer Manufacturing	11.0%	12.9%
Retail Trade	10.9	11.3
Consumer Services	9.7	8.5
Finance	9.4	7.5
Commercial Services	8.6	7.3
Technology Services	8.6	8.5
Electronic Technology	8.2	6.7
Consumer Non-Durables	7.2	7.4
Health Technology	6.8	7.5
Process Industries	5.8	8.0
Exchange Traded Fund	4.5	0.8
Consumer Durables	3.6	3.6
Energy Minerals	1.3	2.2
Distribution Services	1.3	1.1
Health Services	1.2	2.3
Communications	1.2	1.2
Industrial Services	—	2.3
Short-term Investment	0.7	1.0

TOTAL INVESTMENTS	100.0%	100.1%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies or exchange traded funds held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

8	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Schedule of Investments

April 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 12.0%
Auto – 1.7%
California Republic Auto Receivables Trust Series 2012-1, Class A(a)
$ 99,451	1.180%	08/15/17	$99,596
California Republic Auto Receivables Trust Series 2013-1, Class A2(a)
1,537,322	1.410	09/17/18	1,543,268
CPS Auto Trust Series 2012-B, Class A(a)
820,595	2.520	09/16/19	825,084
Exeter Automobile Receivables Trust Series 2014-3A, Class A(a)
2,551,679	1.320	01/15/19	2,550,102
Flagship Credit Auto Trust Series 2013-1, Class A(a)
869,556	1.320	04/16/18	870,280
Ford Credit Floorplan Master Owner Trust Series 2012-2, Class A
3,000,000	1.920	01/15/19	3,045,543
Oscar US Funding Trust Series 2014-1A, Class A3(a)
7,450,000	1.720	04/15/19	7,468,625

			16,402,498

Commercial – 0.0%
Small Business Administration Series 2006-P10B, Class 1
195,928	5.681	08/10/16	202,973

Equipment(a) – 1.3%
Cronos Containers Program Ltd. Series 2013-1A, Class A
800,000	3.080	04/18/28	795,777
Cronos Containers Program Ltd. Series 2014-2A, Class A
4,768,519	3.270	11/18/29	4,813,014
Dong Fang Container Finance II SPV Ltd. Series 2014-1A, Class A1
4,120,833	1.950	11/25/39	4,088,567
Global SC Finance SRL Series 2013-1A, Class A
3,504,000	2.980	04/17/28	3,507,069

			13,204,427

Home Equity – 4.7%
Accredited Mortgage Loan Trust Series 2004-4, Class A1B(b)
1,231,270	0.954	01/25/35	1,187,279
Ameriquest Mortgage Securities, Inc. Series 2004-FR1W, Class A6(b)
1,700,747	4.749	05/25/34	1,705,467
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3, Class 1A5(c)
2,788,343	5.907	06/25/32	2,710,729
Countrywide Asset-Backed Certificates Series 2004-BC5, Class M2(b)
2,099,057	1.014	10/25/34	2,091,072
Countrywide Asset-Backed Certificates Series 2005-SD2, Class M2(a)(b)
4,195,739	1.269	08/25/35	4,049,988

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Home Equity – (continued)
Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(a)(b)
$ 842,269	0.381%	02/25/37	$548,781
Equifirst Mortgage Loan Trust Series 2003-2, Class 2A2(c)
551,986	4.250	09/25/33	556,473
Equity One ABS, Inc. Series 2004-2, Class AF5(c)
450,000	5.699	07/25/34	450,954
Invitation Homes Trust Series 2013-SFR1, Class A(a)(b)
3,419,771	1.400	12/17/30	3,420,284
Invitation Homes Trust Series 2015-SFR2, Class A(a)(b)
4,500,000	1.528	06/17/32	4,515,440
Irwin Home Equity Series 2005-A, Class A3(b)
1,578,583	0.934	02/25/34	1,528,807
JPMorgan Mortgage Acquisition Corp. Series 2006-CH1, Class A5(b)
3,300,000	0.404	07/25/36	3,150,008
Morgan Stanley ABS Capital I, Inc. Trust Series 2005-HE1, Class M1(b)
6,650,000	0.849	12/25/34	6,144,966
Renaissance Home Equity Loan Trust Series 2005-3, Class AF3(c)
430,385	4.814	11/25/35	435,509
Renaissance Home Equity Loan Trust Series 2005-3, Class AF4(c)
1,125,000	5.140	11/25/35	1,065,207
Residential Asset Mortgage Products, Inc. Series 2003-RZ3, Class A6(c)
498,698	3.900	03/25/33	508,423
Residential Asset Mortgage Products, Inc. Series 2003-RZ4, Class A6(c)
2,769,732	5.490	10/25/33	2,906,247
Residential Funding Mortgage Securities II, Inc. Series 2000-HI2, Class AI5(c)
53,149	8.350	03/25/25	52,874
Residential Funding Mortgage Securities II, Inc. Series 2000-HI4, Class AI7(c)
114,695	8.480	09/25/30	114,562
Southern Pacific Secured Asset Corp. Series 1998-2, Class A7(c)
2,719,528	6.740	07/25/29	2,639,318
Structured Asset Investment Loan Trust Series 2003-BC5, Class M1(b)
1,411,524	1.299	06/25/33	1,354,085
Structured Asset Securities Corp. Series 2005-9XS, Class 1A3A(c)
1,389,798	5.250	06/25/35	1,412,781
Terwin Mortgage Trust Series 2005-16HE, Class AF2(c)
281,309	4.393	09/25/36	290,400
Wells Fargo Home Equity Trust Series 2006-2, Class A4(b)
2,825,000	0.424	07/25/36	2,628,939

			45,468,593

The accompanying notes are an integral part of these financial statements.	9

COMMERCE BOND FUND

Schedule of Investments (continued)

April 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Manufactured Housing – 0.3%
Green Tree Financial Corp. Series 1993-4, Class A5
$ 103,583	7.050%	01/15/19	$106,036
Green Tree Financial Corp. Series 1997-3, Class A6
28,742	7.320	03/15/28	30,227
Green Tree Financial Corp. Series 1998-3, Class A5
2,061,237	6.220	03/01/30	2,176,765
Green Tree Financial Corp. Series 1998-3, Class A6(b)
257,454	6.760	03/01/30	275,319
Lehman Manufactured Housing Contract Series 2001-B, Class A3
167,561	4.350	04/15/40	175,500
Mid-State Trust Series 11, Class A1
289,495	4.864	07/15/38	307,338
Origen Manufactured Housing Series 2005-B, Class A3
9,066	5.605	05/15/22	9,057

			3,080,242

Other – 2.6%
FirstKey Lending Trust Series 2015-SFR1, Class A(a)
700,000	2.553	09/09/31	702,475
Longtrain Leasing III LLC Series 2015-1A, Class A1(a)
5,844,981	2.980	01/15/45	5,864,580
PFS Financing Corp. Series 2014-AA, Class A(a)(b)
1,155,000	0.782	02/15/19	1,152,100
State of Hawaii Department of Business Economic Development & Tourism Series 2014-A, Class A2
8,000,000	3.242	01/01/31	8,136,880
TAL Advantage V LLC Series 2014-3A, Class A(a)
4,791,667	3.270	11/21/39	4,858,007
Textainer Marine Containers Ltd. Series 2014-1A, Class A(a)
4,712,000	3.270	10/20/39	4,746,492

			25,460,534

Student Loans – 1.4%
Navient Private Education Loan Trust Series 2015-AA, Class A2A(a)
8,000,000	2.650	12/15/28	8,046,176
Northstar Education Finance, Inc. Series 2005-1, Class A5(b)
808,104	1.029	10/30/45	804,718
SLM Student Loan Trust Series 2011-A, Class A2(a)
4,300,000	4.370	04/17/28	4,581,719

			13,432,613

TOTAL ASSET-BACKED SECURITIES
(Cost $112,393,054)			$117,251,880

Municipal Bond Obligations – 9.8%
California – 2.2%
Anaheim California Public Financing Authority Revenue Bonds Build America Bonds
$ 4,000,000	5.685%	10/01/40	$4,876,520

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
California – (continued)
Hillsborough School District GO Bonds Capital Appreciation Election 2002 C(d)
$10,590,000	0.000%	09/01/42	$2,129,014
11,420,000	0.000	09/01/43	2,116,240
Napa Valley Unified School District GO Bonds (Build America Bonds-Taxable) Series B
3,000,000	6.507	08/01/43	3,986,460
San Mateo Union High School District GO Bonds Refunding Taxable Series B
2,055,000	2.520	09/01/20	2,100,292
Santa Clara County CA Fremont Union High School District GO Bonds Capital Appreciation Election of 2008 Series B(d)
11,005,000	0.000	08/01/37	2,979,714
12,290,000	0.000	08/01/39	2,800,522

			20,988,762

District of Columbia – 0.6%
Metropolitan Washington D.C. Airport Authority System Revenue Bonds Series B
5,000,000	5.250	10/01/25	5,759,450

Florida – 0.2%
Inland Protection Financing Corp. Florida Revenue Bonds Build America Bonds Series 2010
2,000,000	4.700	07/01/19	2,162,100

Idaho – 0.5%
Idaho Housing & Finance Association Economic Development Revenue Bonds Taxable (Facilities Project) Series 2011
4,100,000	7.000	01/01/31	4,673,795

Illinois – 0.2%
Will County Community Consolidated School District No. 30-C Troy Township Taxable GO Series 2007 (AGM)
1,100,000	5.650	10/01/18	1,192,532
Will County Forest Preservation District GO Bonds Build America Bonds Direct Payment Series 2009
1,000,000	5.700	12/15/27	1,223,870

			2,416,402

Indiana – 0.5%
Indianapolis Multi-School Building Corp. Revenue Bonds (Refunding First Mortgage)
5,000,000	3.000	01/15/26	5,064,400

Iowa – 0.2%
Iowa Student Loan Liquidity Corp. Revenue Bonds Series A-1 (AMT)
1,490,000	3.500	12/01/15	1,509,132

Maryland – 0.1%
Baltimore County Maryland GO Bonds Build America Bonds Consolidated Public Improvement Series B
1,000,000	5.000	11/01/23	1,122,380

10	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Michigan – 0.2%
Utica Community Schools GO Bonds (Taxable-Qualified School Construction-Direct Payment)
$ 1,500,000	5.875%	05/01/22	$1,620,510

Missouri – 1.4%
Curators University of Missouri System Facilities Revenue Bonds Build America Bonds
2,500,000	5.792	11/01/41	3,324,225
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds Build America Bonds Series 2009
2,000,000	5.078	01/01/17	2,124,340
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds Taxable Series B
1,570,000	4.693	01/01/16	1,609,140
Missouri State Highways & Transit Commission State Road Revenue Bonds Build America Bonds Series 2010
2,800,000	4.820	05/01/23	3,117,156
New Liberty Hospital District Revenue Bonds Build America Bonds Series B
1,345,000	5.704	12/01/19	1,483,105
Saint Louis Special Administrative Board of The Transitional School District GO Bonds (Taxable-Refunding) (MO Direct Deposit) Series B
1,800,000	4.000	04/01/17	1,891,854

			13,549,820

Nevada – 0.3%
Clark County Nevada Sales & Excise Tax Revenue Bonds Build America Bonds Series C
2,525,000	5.100	07/01/21	2,851,053

New Jersey – 0.5%
New Jersey State Economic Development Authority Revenue Bonds (Taxable-Refunding) (School Facilities Construction) Series QQ
3,000,000	1.802	06/15/17	3,030,120
New Jersey State Higher Education Student Assistance Authority Revenue Bonds Student Loan Series 1A (AMT)
1,250,000	4.000	12/01/19	1,346,612

			4,376,732

New York – 1.0%
New York GO Build America Bonds Series 2010
2,000,000	4.908	06/01/21	2,269,720
1,055,000	5.008	06/01/22	1,209,326
New York Housing Development Corporation Multi Family Housing Revenue Bonds Taxable Series I
2,600,000	1.921	11/01/18	2,630,862
New York State Housing Finance Agency Personal Income Tax Revenue Bonds Taxable Economic Development & Housing Series B
3,925,000	5.220	09/15/15	3,993,020

			10,102,928

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Ohio – 0.5%
Ohio State GO Build America Bonds Series 2010
$ 2,500,000	3.000%	11/01/18	$2,631,575
Ohio State GO Build America Bonds Taxable Conservation Project Direct Payment Series C
1,960,000	4.471	03/01/19	2,155,314

			4,786,889

Pennsylvania – 0.4%
State Public School Building Authority Revenue Bonds (Qualified School Construction Bonds)
3,000,000	6.495	09/15/28	3,735,090

Puerto Rico – 0.3%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series VV
1,100,000	5.500	07/01/20	663,652
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series ZZ
3,400,000	5.250	07/01/18	2,053,430

			2,717,082

Rhode Island – 0.2%
Rhode Island Convention Center Authority Revenue Bonds Taxable Civic Center Series A (AGM)
2,155,000	5.810	05/15/16	2,250,380

South Carolina – 0.3%
South Carolina State Housing Finance & Development Authority Revenue Bonds Refunding Taxable PAC Series A-2 (FHA)
3,245,000	4.000	07/01/34	3,348,223

Washington – 0.2%
Seattle Municipal Light & Power Revenue Bonds Taxable Clean Renewable Energy Bonds Series C
2,000,000	3.750	06/01/33	2,017,580

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $85,641,377)			$95,052,708

Mortgage-Backed Obligations – 18.1%
Collateralized Mortgage Obligations – 11.1%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(b)
$ 1,735,857	2.505%	04/25/35	$1,732,633
Agate Bay Mortgage Loan Trust Series 2015-3, Class A8(a)(b)
3,000,000	3.000	04/25/45	3,059,063
Banc of America Alternative Loan Trust Series 2004-1, Class 1A1
2,128,987	6.000	02/25/34	2,263,696
Banc of America Alternative Loan Trust Series 2005-10, Class 6A1
1,115,262	5.500	11/25/20	1,129,021
Banc of America Alternative Loan Trust Series 2006-3, Class 6A1
234,815	6.000	04/25/36	241,092

The accompanying notes are an integral part of these financial statements.	11

COMMERCE BOND FUND

Schedule of Investments (continued)

April 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
BCAP LLC Trust Series 2006-RR1, Class PE
$ 3,740,311	5.000%	11/25/36	$3,818,562
Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(b)
2,295,728	2.512	11/25/35	1,809,068
Bear Stearns Asset Backed Securities Trust Series 2003-AC7, Class A2(c)
532,641	5.750	01/25/34	555,782
Citicorp Mortgage Securities, Inc. Series 2006-4, Class 3A1
54,339	5.500	08/25/21	54,605
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
1,236,031	6.750	08/25/34	1,358,716
Citigroup Mortgage Loan Trust, Inc. Series 2005-10, Class 1A5A(b)
1,014,970	2.821	12/25/35	893,259
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A3A(b)
408,021	2.760	04/25/37	334,942
Citigroup Mortgage Loan Trust, Inc. Series 2009-3, Class 2A1(a)
102,153	5.750	09/25/21	102,192
Citigroup Mortgage Loan Trust, Inc. Series 2009-5, Class 7A1(a)(b)
1,471,348	0.524	07/25/36	1,429,234
Citigroup Mortgage Loan Trust, Inc. Series 2015-A, Class A1(b)
5,939,192	3.500	06/25/58	6,007,998
Citimortgage Alternative Loan Trust Series 2006-A3, Class 2A1
188,395	5.500	07/25/36	188,777
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
369,920	5.250	09/25/19	377,769
Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
128,732	6.500	08/25/32	133,720
Countrywide Alternative Loan Trust Series 2007-J2, Class 2A1
362,925	6.000	07/25/37	370,257
Countrywide Home Loans Trust Series 2003-J6, Class 1A1
718,121	5.500	08/25/33	751,074
Countrywide Home Loans Trust Series 2004-J1, Class 2A4
292,813	4.750	01/25/19	297,540
Countrywide Home Loans Trust Series 2005-27, Class 2A1
1,487,374	5.500	12/25/35	1,354,977
Countrywide Home Loans Trust Series 2005-6, Class 2A1
365,894	5.500	04/25/35	362,872
Countrywide Home Loans Trust Series 2005-7, Class 1A1(b)
2,123,568	0.714	03/25/35	1,981,563
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
441,023	5.250	07/25/33	454,289
CS First Boston Mortgage Securities Corp. Series 2005-5, Class 2A9
5,911,030	5.500	07/25/35	6,062,483
EverBank Mortgage Loan Trust Series 2013-2, Class A(a)(b)
3,916,304	3.000	06/25/43	3,904,218

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FHLMC REMIC PAC Series 1579, Class PM
$ 169,040	6.700%	09/15/23	$192,106
FHLMC REMIC PAC Series 2103, Class TE
130,980	6.000	12/15/28	150,587
FHLMC REMIC PAC Series 2110, Class PG
582,999	6.000	01/15/29	667,912
FHLMC REMIC Series 2391, Class Z
1,588,950	6.000	12/15/31	1,821,776
FHLMC REMIC Series 2603, Class C
708,702	5.500	04/15/23	782,241
FHLMC REMIC Series 2677, Class BC
204,878	4.000	09/15/18	211,915
FHLMC REMIC Series 2866, Class DH
610,628	4.000	09/15/34	640,258
First Horizon Alternative Mortgage Securities Series 2004-FA2, Class 1A1
815,253	6.000	01/25/35	809,861
First Horizon Alternative Mortgage Securities Series 2006-RE1, Class A1
2,562,301	5.500	05/25/35	2,431,262
FNMA REMIC FNIC PAC Series 2001-45, Class WG
198,521	6.500	09/25/31	228,547
FNMA REMIC PAC Series 2003-117, Class KB
3,000,000	6.000	12/25/33	3,441,594
FNMA REMIC PAC Series 2003-14, Class AP
125,535	4.000	03/25/33	132,677
FNMA REMIC PAC Series 2004-53, Class NC
915,099	5.500	07/25/24	1,010,244
FNMA REMIC Series 2002-73, Class OE
551,421	5.000	11/25/17	573,053
FNMA REMIC Series 2002-82, Class XE
488,490	5.000	12/25/17	502,725
FNMA REMIC Series 2003-83, Class PG
137,883	5.000	06/25/23	145,567
FNMA Series 2003-W6, Class 2A32
188,594	6.500	09/25/42	217,564
GSR Mortgage Loan Trust Series 2004-12, Class 1A1(b)
1,335,530	0.514	12/25/34	1,210,377
GSR Mortgage Loan Trust Series 2004-7, Class 1A1(b)
244,069	2.239	06/25/34	237,058
Impac CMB Trust Series 2003-2F, Class A(b)
692,817	5.730	01/25/33	722,574
Impac CMB Trust Series 2004-4, Class 1A1(b)
2,113,462	0.814	09/25/34	2,017,560
Impac CMB Trust Series 2004-4, Class 2A2(c)
3,234,071	4.913	09/25/34	3,277,372
Impac Secured Assets Corp. Series 2004-2, Class A6(c)
235,414	4.947	08/25/34	247,338
JPMorgan Alternative Loan Trust Series 2006-S1, Class 1A16
1,975,997	6.000	03/25/36	1,745,495

12	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(b)
$ 640,896	4.937%	04/25/37	$583,002
JPMorgan Mortgage Trust Series 2013-3, Class A10(a)(b)
3,166,339	3.470	07/25/43	3,210,370
JPMorgan Mortgage Trust Series 2014-2, Class 1A1(a)(b)
3,999,767	3.000	06/25/29	4,097,541
Lehman XS Trust Series 2005-1, Class 1A4(b)
403,732	0.684	07/25/35	388,762
Long Beach Mortgage Loan Trust Series 2003-4, Class AV1(b)
227,322	0.794	08/25/33	211,089
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 6A1(b)
1,037,977	2.327	07/25/33	1,019,722
Master Alternative Loans Trust Series 2004-4, Class 1A1
280,454	5.500	05/25/34	298,702
Master Alternative Loans Trust Series 2004-4, Class 8A1
1,499,483	6.500	05/25/34	1,557,338
Master Alternative Loans Trust Series 2004-9, Class A6(c)
861,737	5.143	08/25/34	899,685
Master Asset Securitization Trust Series 2003-10, Class 3A1
132,962	5.500	11/25/33	139,066
Master Asset Securitization Trust Series 2003-7, Class 1A1
268,084	5.500	09/25/33	278,252
Master Asset Securitization Trust Series 2004-3, Class 5A1
11,046	6.250	01/25/32	11,190
Morgan Stanley Dean Witter Capital I Series 2003-HYB1, Class A3(b)
439,173	1.699	03/25/33	411,301
Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(b)
2,147,697	5.812	11/25/35	2,150,603
Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
1,631,752	6.000	08/25/37	1,507,938
NRP Mortgage Trust Series 2013-1, Class A23(a)(b)
3,617,323	3.250	07/25/43	3,687,727
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates Series 2005-1, Class M3(b)
1,370,000	1.029	02/25/35	1,310,780
PHHMC Mortgage Pass-Through Certificates Series 2008-CIM1, Class 11A1(b)
1,530,754	2.424	05/25/38	1,443,254
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 2A1(b)
1,452,260	5.785	11/25/21	1,334,964
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 3A1(b)
53,056	5.331	07/25/35	54,634
Residential Accredit Loans, Inc. Series 2003-QS7, Class A2
1,099,570	4.750	04/25/33	1,117,326
Residential Accredit Loans, Inc. Series 2004-QS2, Class CB
2,575,358	5.750	02/25/34	2,666,093

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Residential Accredit Loans, Inc. Series 2005-QS11, Class A2(b)
$ 402,049	0.674%	07/25/35	$340,042
Residential Asset Mortgage Products, Inc. Series 2004-SL4, Class A2
49,238	6.000	07/25/32	49,085
Residential Asset Securitization Trust Series 2004-A6, Class A1
655,119	5.000	08/25/19	671,435
Residential Funding Mortgage Securities Corp. Series 2003-RM2, Class AIII
203,897	6.000	05/25/33	214,552
Residential Funding Mortgage Securities I, Inc. Series 2005-S7, Class A5
323,667	5.500	11/25/35	303,594
Residential Funding Mortgage Securities I, Inc. Series 2005-S9, Class A5
952,547	5.750	12/25/35	910,159
Residential Funding Mortgage Securities I, Inc. Series 2006-S12, Class 1A1
563,811	5.500	12/25/21	573,419
Sequoia Mortgage Trust Series 2004-10, Class A1A(b)
857,671	0.796	11/20/34	819,575
Sequoia Mortgage Trust Series 2015-2, Class A10(a)(b)
3,000,000	3.500	05/25/45	3,100,737
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A(b)
1,450,125	2.458	10/25/34	1,477,000
Structured Adjustable Rate Mortgage Loan Trust Series 2004-4, Class 3A4(b)
371,610	2.479	04/25/34	368,052
Structured Asset Securities Corp. Series 2003-29, Class 5A4
1,238,509	5.250	09/25/33	1,288,334
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(b)
662,037	2.436	10/25/33	650,897
Structured Asset Securities Corp. Series 2003-34A, Class 3A3(b)
1,046,874	2.862	11/25/33	1,034,476
Structured Asset Securities Corp. Series 2003-34A, Class 6A(b)
479,399	2.596	11/25/33	468,807
Structured Asset Securities Corp. Series 2004-11XS, Class 1A4B(c)
973,362	5.710	06/25/34	988,987
Structured Asset Securities Corp. Series 2005-6, Class 5A2
94,222	5.000	05/25/35	96,268
Structured Asset Securities Corp. Series 2005-6, Class 5A4
130,542	5.000	05/25/35	132,970
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4, Class 4A1
656,924	5.500	06/25/20	667,005
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR15, Class 1A2(b)
628,579	2.613	09/25/35	612,686

The accompanying notes are an integral part of these financial statements.	13

COMMERCE BOND FUND

Schedule of Investments (continued)

April 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Wells Fargo Mortgage Backed Securities Trust Series 2007-2, Class 3A5
$ 622,491	5.250%	03/25/37	$639,205

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $96,632,530)			$108,233,689

Commercial Mortgage Obligations – 6.1%
Citigroup Commercial Mortgage Trust Series 2013-GC17, Class A2
$ 5,000,000	2.962%	11/10/46	$5,204,705
Citigroup Commercial Mortgage Trust Series 2015-GC29, Class A2
5,000,000	2.674	04/10/48	5,132,595
Commercial Mortgage Pass Through Certificates Series 2013-CR12, Class A2
2,520,000	2.904	10/10/46	2,617,181
Commercial Mortgage Pass-Through Certificates Series 2014-CR14, Class A2
3,020,000	3.147	02/10/47	3,149,307
Commercial Mortgage Trust Series 2012-CR2, Class A2
1,775,000	2.025	08/15/45	1,803,141
Commercial Mortgage Trust Series 2012-CR4, Class A2
1,000,000	1.801	10/15/45	1,006,800
Commercial Mortgage Trust Series 2013-CR6, Class A2
2,035,000	2.122	03/10/46	2,070,446
Commercial Mortgage Trust Series 2014-CR15, Class A2
5,000,000	2.928	02/10/47	5,193,925
Commercial Mortgage Trust Series 2014-LC15, Class A2
700,000	2.840	04/10/47	725,266
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class A2
1,500,000	3.046	04/15/47	1,569,261
JPMBB Commercial Mortgage Securities Trust Series 2015-C28, Class A2
1,915,000	2.773	10/15/48	1,965,267
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A2
3,000,000	1.868	11/15/45	3,036,207
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A2
4,000,000	2.916	02/15/47	4,155,356
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21, Class A2
7,830,000	2.933	03/15/48	8,124,204
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class A2
5,000,000	2.739	05/15/46	5,145,350
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1, Class A1
2,165,094	1.524	01/10/45	2,174,854

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Commercial Mortgage Obligations – (continued)
WF-RBS Commercial Mortgage Trust Series 2011-C2, Class A1(a)
$ 352,719	2.501%		02/15/44	$353,506
WF-RBS Commercial Mortgage Trust Series 2014-C19, Class A2
2,455,000	2.895		03/15/47	2,552,267
WF-RBS Commercial Mortgage Trust Series 2014-C20, Class A2
3,500,000	3.036		05/15/47	3,656,216

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
(Cost $52,721,326)				$59,635,854

Mortgage-Backed Pass-Through Obligations – 0.9%
FHLMC
$ 4,798	8.500%		02/01/19	$4,848
22,823	8.500		03/01/21	23,743
302,168	7.000		05/01/26	358,151
5,254	7.000		10/01/30	5,271
41,715	7.500		12/01/30	52,021
75,782	7.500		01/01/31	94,019
131,631	7.000		08/01/31	159,131
1,582,812	5.000		05/01/33	1,780,263
347,277	2.354	(b)	05/01/34	370,388
456,828	2.342	(b)	01/01/36	491,073
FNMA
10,232	9.000		11/01/21	10,374
57,179	9.000		02/01/25	64,703
13,487	6.500		03/01/26	15,540
2,238,163	2.500		05/01/28	2,290,812
16,016	8.000		07/01/28	16,826
50,120	6.500		10/01/28	58,696
57,493	2.415	(b)	12/01/28	59,023
61,221	6.000		07/01/29	69,865
30,409	7.500		09/01/29	32,799
48,109	7.000		03/01/31	54,324
14,817	7.500		03/01/31	17,355
56,079	7.000		11/01/31	63,839
40,912	7.000		01/01/32	42,188
190,257	6.000		12/01/32	217,957
57,117	1.787	(b)	02/01/33	59,850
277,425	5.000		07/01/33	310,468
310,644	2.365	(b)	10/01/34	331,010
317,967	2.385	(b)	02/01/35	340,588
GNMA
124,556	8.000		02/15/22	137,985
41,215	7.500		08/20/25	47,214
202,040	7.500		07/20/26	244,480
142,172	6.500		04/15/31	163,985

14	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Mortgage-Backed Pass-Through Obligations – (continued)
GNMA – (continued)
$ 223,374	6.500%	05/15/31	$257,645

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS
(Cost $7,602,637)			$8,246,434

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $156,956,493)			$176,115,977

Corporate Obligations – 50.9%
Aerospace/Defense – 0.4%
Goodrich Corp.
$ 1,000,000	4.875%	03/01/20	$1,120,864
United Technologies Corp.
2,000,000	5.700	04/15/40	2,500,214

			3,621,078

Auto Manufacturers – 0.5%
General Motors Co.
2,000,000	5.000	04/01/35	2,084,672
Hyundai Capital America(a)
2,900,000	2.550	02/06/19	2,942,328

			5,027,000

Beverages – 1.0%
Anheuser-Busch Cos., LLC
4,609,000	6.800	08/20/32	6,097,919
Anheuser-Busch InBev Worldwide, Inc.
500,000	7.750	01/15/19	602,416
PepsiCo, Inc.
2,500,000	4.500	01/15/20	2,793,805

			9,494,140

Cable TV – 0.2%
Comcast Corp.
1,250,000	6.400	05/15/38	1,633,295

Chemicals – 0.6%
FMC Corp.
3,000,000	5.200	12/15/19	3,317,187
Sigma-Aldrich Corp.
2,000,000	3.375	11/01/20	2,094,714

			5,411,901

Commercial Banks – 5.8%
Bank of Nova Scotia(a)
5,000,000	1.950	01/30/17	5,093,090
Barclays Bank PLC
2,000,000	5.125	01/08/20	2,261,554
Citizens Bank NA
3,000,000	2.450	12/04/19	3,027,750

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Commercial Banks – (continued)
Commonwealth Bank of Australia(a)
$ 3,400,000	2.250%	03/16/17	$3,478,394
Credit Suisse New York
3,000,000	3.000	10/29/21	3,039,315
HSBC USA, Inc.
1,052,000	9.300	06/01/21	1,405,216
KeyBank NA
5,500,000	2.250	03/16/20	5,519,377
Lloyds Bank PLC
1,640,000	6.375	01/21/21	1,971,579
Manufacturers & Traders Trust Co.
5,840,000	2.250	07/25/19	5,894,738
National Bank of Canada
3,100,000	1.450	11/07/17	3,097,111
PNC Bank NA
1,900,000	6.875	04/01/18	2,170,763
2,500,000	2.950	01/30/23	2,492,070
Rabobank Nederland Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY
4,510,000	2.250	01/14/19	4,575,715
U.S. Bancorp
2,050,000	3.600	09/11/24	2,125,975
U.S. Bank NA
5,380,000	2.125	10/28/19	5,434,795
Wachovia Bank NA
2,000,000	5.000	08/15/15	2,025,532
Wells Fargo Bank NA
2,000,000	6.180	02/15/36	2,474,912

			56,087,886

Commercial Services – 0.3%
Northwestern University
1,000,000	4.643	12/01/44	1,139,124
The ADT Corp.
2,000,000	2.250	07/15/17	1,990,000

			3,129,124

Communications Equipment – 0.4%
Cisco Systems, Inc.
2,700,000	4.450	01/15/20	3,011,270
Juniper Networks, Inc.
1,220,000	3.300	06/15/20	1,249,731

			4,261,001

Computer Services – 0.0%
International Business Machines Corp.
300,000	5.700	09/14/17	332,235

Consumer Services – 0.3%
eBay, Inc.
3,425,000	2.200	08/01/19	3,415,629

The accompanying notes are an integral part of these financial statements.	15

COMMERCE BOND FUND

Schedule of Investments (continued)

April 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Diversified Manufacturing – 0.6%
GE Capital Trust I(b)
$ 3,525,000	6.375%	11/15/67	$3,851,063
Parker-Hannifin Corp.
2,000,000	3.500	09/15/22	2,113,536

			5,964,599

Electric – 1.5%
Carolina Power & Light Co.
2,000,000	2.800	05/15/22	2,038,370
Columbus Southern Power Co.
2,870,000	5.850	10/01/35	3,561,690
Duke Energy Corp.
1,525,000	5.300	10/01/15	1,555,015
Emerson Electric Co.
1,000,000	6.125	04/15/39	1,323,430
PacifiCorp
2,000,000	3.850	06/15/21	2,167,636
1,900,000	6.100	08/01/36	2,507,761
Southern California Edison Co.
1,000,000	5.550	01/15/37	1,250,863
The Connecticut Light & Power Co.
415,000	5.650	05/01/18	466,864

			14,871,629

Financial – 10.9%
Abbey National Treasury Services PLC
1,000,000	3.050	08/23/18	1,041,534
Air Lease Corp.
3,000,000	3.375	01/15/19	3,082,500
1,175,000	3.875	04/01/21	1,213,188
American Express Credit Corp.
4,700,000	2.250	08/15/19	4,758,957
American Honda Finance Corp.(a)
1,500,000	1.500	09/11/17	1,509,449
Bank of America Corp.
2,000,000	5.700	01/24/22	2,317,982
Bank One Corp.(c)
1,000,000	8.530	03/01/19	1,208,180
BlackRock, Inc.
5,000,000	4.250	05/24/21	5,569,555
Blackstone Holdings Finance Co. LLC(a)
1,000,000	6.625	08/15/19	1,171,963
3,000,000	5.875	03/15/21	3,493,113
Caterpillar Financial Services Corp.
2,300,000	2.100	06/09/19	2,332,326
1,855,000	2.000	03/05/20	1,861,572
CDP Financial, Inc.(a)
1,000,000	3.150	07/24/24	1,032,695
Citigroup, Inc.
2,500,000	2.500	07/29/19	2,523,275
3,000,000	5.500	09/13/25	3,357,831

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Financial – (continued)
CME Group, Inc.
$ 1,685,000	3.000%	09/15/22	$1,736,612
Ford Motor Credit Co. LLC
3,550,000	6.625	08/15/17	3,937,365
Franklin Resources, Inc.
5,000,000	2.850	03/30/25	4,967,520
General Electric Capital Corp.
150,000	0.590	12/20/16	150,302
2,000,000	5.625	05/01/18	2,248,146
1,600,000	6.250	12/29/49	1,800,000
Invesco Finance PLC
6,509,000	3.125	11/30/22	6,565,466
Jefferies Group, Inc.
1,600,000	3.875	11/09/15	1,619,789
John Deere Capital Corp.
2,000,000	1.125	06/12/17	2,008,598
JPMorgan Chase & Co.
300,000	6.000	01/15/18	334,256
1,600,000	2.250	01/23/20	1,595,518
2,000,000	4.350	08/15/21	2,186,578
150,000	1.277	04/26/23	147,173
Legg Mason, Inc.
3,895,000	5.625	01/15/44	4,465,415
Merrill Lynch & Co., Inc.
2,250,000	6.400	08/28/17	2,485,195
1,270,000	6.875	04/25/18	1,448,425
1,270,000	6.500	07/15/18	1,443,096
Metropolitan Life Insurance Co.(a)
3,000,000	7.700	11/01/15	3,093,720
Morgan Stanley & Co.
2,500,000	4.875	11/01/22	2,708,310
1,875,000	4.100	05/22/23	1,923,360
National Rural Utilities Cooperative Finance Corp.
5,000,000	2.000	01/27/20	4,997,095
Northern Trust Corp.
3,000,000	3.950	10/30/25	3,187,845
NYSE Holdings LLC
1,250,000	2.000	10/05/17	1,267,515
PNC Financial Services Group, Inc.(b)
2,500,000	6.750	12/31/49	2,810,000
TD Ameritrade Holding Corp.
400,000	5.600	12/01/19	461,145
The Charles Schwab Corp.
2,500,000	1.500	03/10/18	2,510,540
Toyota Motor Credit Corp.
2,000,000	1.750	05/22/17	2,029,378
1,000,000	2.000	10/24/18	1,019,438
Wells Fargo & Co.
2,500,000	4.100	06/03/26	2,591,105
1,500,000	4.650	11/04/44	1,531,425

			105,744,450

16	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Food – 0.7%
Campbell Soup Co.
$ 235,000	3.050%	07/15/17	$243,876
Danone SA(a)
2,700,000	3.000	06/15/22	2,712,709
Pernod-Ricard SA(a)
3,500,000	5.750	04/07/21	4,036,522

			6,993,107

Hardware – 0.5%
Intel Corp.
400,000	1.350	12/15/17	402,071
Xilinx, Inc.
4,425,000	3.000	03/15/21	4,556,392

			4,958,463

Healthcare-Products – 0.6%
Baxter International, Inc.
2,650,000	5.375	06/01/18	2,940,448
Danaher Corp.
1,000,000	3.900	06/23/21	1,093,183
Medtronic, Inc.(a)
1,875,000	3.150	03/15/22	1,936,789

			5,970,420

Health Technology – 0.5%
Amgen, Inc.
400,000	2.500	11/15/16	409,025
1,295,000	6.400	02/01/39	1,631,506
Becton, Dickinson & Co.
2,000,000	3.250	11/12/20	2,075,552
Gilead Sciences, Inc.
300,000	3.050	12/01/16	309,959

			4,426,042

Healthcare-Services – 0.9%
Laboratory Corp. of America Holdings
300,000	5.625	12/15/15	308,468
100,000	3.125	05/15/16	102,071
Mayo Clinic Rochester
2,600,000	3.774	11/15/43	2,545,346
Mission Health System, Inc.
5,710,000	3.033	10/01/22	5,593,533
UnitedHealth Group, Inc.
250,000	1.400	10/15/17	252,299

			8,801,717

Household Products – 0.4%
Church & Dwight Co., Inc.
2,000,000	2.875	10/01/22	1,985,336
Leggett & Platt, Inc.
2,200,000	3.800	11/15/24	2,272,070

			4,257,406

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Industrial – 0.7%
Joy Global, Inc.
$ 2,860,000	5.125%	10/15/21	$3,197,208
Receipts on Corporate Securities Trust NSC-1998-1
874,243	6.375	05/15/17	905,990
Rockwell Automation, Inc.
2,850,000	2.050	03/01/20	2,866,333

			6,969,531

Insurance – 4.4%
Aegon NV
2,650,000	4.625	12/01/15	2,708,946
Assured Guaranty US Holdings, Inc.
1,500,000	5.000	07/01/24	1,583,826
AXA Equitable Life Insurance Co.(a)
6,220,000	7.700	12/01/15	6,451,838
Berkshire Hathaway Finance Corp.
5,000,000	3.000	05/15/22	5,177,885
CNA Financial Corp.
2,215,000	7.350	11/15/19	2,649,663
Genworth Financial, Inc.
738,000	8.625	12/15/16	795,195
2,000,000	7.625	09/24/21	2,120,000
Liberty Mutual Group, Inc.(a)
1,110,000	4.250	06/15/23	1,175,079
MassMutual Global Funding II(a)
2,000,000	2.100	08/02/18	2,037,254
MetLife, Inc.
2,055,000	10.750	08/01/69	3,442,125
PartnerRe Finance B LLC
525,000	5.500	06/01/20	594,429
Principal Life Global Funding II(a)
2,000,000	2.200	04/08/20	2,007,648
Prudential Financial, Inc.(b)
2,000,000	5.875	09/15/42	2,170,000
Reinsurance Group of America, Inc.
2,000,000	6.450	11/15/19	2,330,350
2,100,000	5.000	06/01/21	2,336,939
Sirius International Group Ltd.(a)
1,269,000	6.375	03/20/17	1,359,617
Symetra Financial Corp.(a)
4,235,000	6.125	04/01/16	4,388,142

			43,328,936

Media – 0.7%
21st Century Fox America, Inc.
1,000,000	7.125	04/08/28	1,273,727
CBS Corp.
2,500,000	7.875	09/01/23	3,208,283
Scripps Networks Interactive, Inc.
2,000,000	2.750	11/15/19	2,010,632

			6,492,642

The accompanying notes are an integral part of these financial statements.	17

COMMERCE BOND FUND

Schedule of Investments (continued)

April 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Metals & Mining – 1.6%
Freeport-McMoRan Copper & Gold, Inc.
$ 1,000,000	2.375%	03/15/18	$997,274
Glencore Funding LLC(a)
3,000,000	2.500	01/15/19	3,000,717
Rio Tinto Finance USA Ltd.
3,000,000	5.200	11/02/40	3,251,631
Rio Tinto Finance USA PLC
3,000,000	1.625	08/21/17	3,013,950
The Timken Co.
2,000,000	3.875 (a)	09/01/24	2,022,768
2,750,000	6.875	05/08/28	3,410,594

			15,696,934

Oil & Gas – 2.9%
Apache Corp.
675,000	5.625	01/15/17	723,306
2,835,000	5.100	09/01/40	2,971,191
1,360,000	7.375	08/15/47	1,822,680
BG Energy Capital PLC(a)
3,000,000	2.875	10/15/16	3,076,614
BP Capital Markets PLC
6,000,000	1.375	11/06/17	6,017,238
Energen Corp.
2,000,000	4.625	09/01/21	1,886,638
Hess Corp.
2,115,000	7.875	10/01/29	2,765,851
Phillips 66
3,000,000	4.650	11/15/34	3,139,179
Rowan Cos., Inc.
1,000,000	4.750	01/15/24	946,928
Statoil ASA
2,360,000	2.250	11/08/19	2,402,874
Tosco Corp.
2,095,000	8.125	02/15/30	3,020,751

			28,773,250

Pharmaceuticals – 1.8%
Actavis Funding SCS
3,000,000	2.450	06/15/19	3,007,830
AstraZeneca PLC
500,000	5.900	09/15/17	554,686
3,000,000	1.950	09/18/19	3,021,330
Bayer US Finance LLC(a)
2,000,000	2.375	10/08/19	2,029,668
Johnson & Johnson
400,000	5.150	07/15/18	450,114
McKesson Corp.
225,000	3.250	03/01/16	229,502
Mylan, Inc.(a)
3,135,000	7.875	07/15/20	3,282,674
Pfizer, Inc.
2,900,000	7.200	03/15/39	4,140,983
Pharmacia Corp.
475,000	6.500%	12/01/18	553,250

			17,270,037

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Pipelines – 1.9%
Buckeye Partners LP
$ 2,000,000	4.150	07/01/23	$1,988,852
DCP Midstream LLC
3,397,000	8.125	08/16/30	3,627,340
DCP Midstream Operating LP
3,000,000	3.875	03/15/23	2,759,190
Energy Transfer Partners LP
3,000,000	4.900	03/15/35	2,928,822
ONEOK Partners LP
875,000	8.625	03/01/19	1,048,534
Tennessee Gas Pipeline Co. LLC
628,000	8.375	06/15/32	791,548
1,450,000	7.625	04/01/37	1,783,895
Williams Partners LP
3,390,000	4.500	11/15/23	3,526,522

			18,454,703

Process Industries – 0.4%
International Paper Co.
2,925,000	8.700	06/15/38	4,195,152

Real Estate – 3.6%
Brookfield Asset Management, Inc.
2,000,000	4.000	01/15/25	2,000,568
Columbia Property Trust Operating Partnership LP
2,000,000	4.150	04/01/25	2,048,618
Hospitality Properties Trust
1,240,000	6.300	06/15/16	1,275,599
825,000	5.000	08/15/22	879,009
1,685,000	4.650	03/15/24	1,731,658
Kimco Realty Corp.
1,345,000	3.125	06/01/23	1,328,808
Mid-America Apartments LP
1,860,000	4.300	10/15/23	1,968,527
National Retail Properties, Inc.
1,000,000	3.900	06/15/24	1,029,033
Piedmont Operating Partnership LP
1,290,000	3.400	06/01/23	1,250,385
2,800,000	4.450	03/15/24	2,912,577
Post Apartment Homes LP
1,500,000	3.375	12/01/22	1,499,889
Select Income REIT
3,000,000	4.150	02/01/22	3,026,106
Simon Property Group LP
2,815,000	3.750	02/01/24	2,962,269
UDR, Inc.
2,640,000	3.750	07/01/24	2,707,233
Ventas Realty LP
2,910,000	3.500%	02/01/25	2,898,942
Washington Real Estate Investment Trust
1,580,000	3.950	10/15/22	1,595,236
WP Carey, Inc.
2,000,000	4.600	04/01/24	2,069,922
1,575,000	4.000	02/01/25	1,556,657

			34,741,036

18	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Retail – 0.7%
CVS Pass-Through Trust(a)
$ 3,222,724	7.507	01/10/32	$4,145,837
O’Reilly Automotive, Inc.
1,000,000	3.800	09/01/22	1,037,326
Wal-Mart Stores, Inc.
1,250,000	6.200	04/15/38	1,664,759

			6,847,922

Software – 0.3%
Adobe Systems, Inc.
563,000	4.750	02/01/20	627,989
Oracle Corp.
2,685,000	2.250	10/08/19	2,727,815

			3,355,804

Sovereign Agency – 0.2%
Resolution Funding Corp.
1,500,000	8.125	10/15/19	1,924,782

Telecommunications – 1.7%
AT&T, Inc.
200,000	5.500	02/01/18	220,284
4,000,000	4.800	06/15/44	3,943,792
Bellsouth Capital Funding Corp.
2,465,000	7.875	02/15/30	3,285,446
Orange SA
300,000	2.125	09/16/15	301,527
SBA Tower Trust(a)
3,240,000	5.101	04/15/42	3,369,645
Verizon Communications, Inc.
450,000	3.500	11/01/21	468,499
4,630,000	4.150	03/15/24	4,899,448

			16,488,641

Transportation – 0.6%
FedEx Corp.
2,475,000	3.200	02/01/25	2,471,627
PACCAR Financial Corp.
1,000,000	1.100	06/06/17	1,002,924
Union Pacific Corp.
500,000	4.750	09/15/41	560,870
1,220,000	4.750	12/15/43	1,393,640

			5,429,061

Trucking & Leasing(a) – 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.
2,000,000	3.125%	05/11/15	2,000,784

Utilities – 2.1%
Arizona Public Service Co.
2,150,000	6.875	08/01/36	2,889,925
Commonwealth Edison Co.
1,645,000	6.450	01/15/38	2,261,844
Entergy Louisiana LLC
3,000,000	3.780	04/01/25	3,128,625

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Utilities – (continued)
Gulf Power Co.
$ 1,250,000	4.550	10/01/44	$1,346,769
KeySpan Corp.
3,375,000	8.000	11/15/30	4,747,612
Louisville Gas & Electric Co.
1,850,000	4.650	11/15/43	2,102,140
Pacific Gas & Electric Co.
2,000,000	6.350	02/15/38	2,633,220
PPL Electric Utilities Corp.
1,025,000	4.750	07/15/43	1,186,849

			20,296,984

Yankee – 1.0%
Canadian National Railway Co.
1,190,000	6.200	06/01/36	1,584,749
UBS AG
7,335,000	7.375	06/15/17	8,176,794

			9,761,543

TOTAL CORPORATE OBLIGATIONS
(Cost $483,290,628)			$496,428,864

Foreign Debt Obligation – 0.0%
Sovereign – 0.0%
Ontario Province of Canada
$ 245,000	1.650%	09/27/19	$246,033
(Cost $236,971)

U.S. Government Agency Obligations – 3.9%
FFCB
$ 150,000	1.290%	09/25/18	$149,763
350,000	1.690	08/28/19	348,431
350,000	1.420	10/22/19	347,494
2,860,000	5.190	04/22/21	3,390,653
FHLB
2,650,000	7.125	02/15/30	3,949,483
FHLMC
2,500,000	5.000	02/16/17	2,693,437
5,500,000	5.500	08/23/17	6,091,701
3,000,000	4.875	06/13/18	3,354,045
FNMA
4,500,000	5.000%	02/13/17	4,847,449
3,000,000	5.000	05/11/17	3,257,664
6,000,000	5.375	06/12/17	6,580,074
Tennessee Valley Authority
1,786,505	4.929	01/15/21	1,962,922
980,563	5.131	01/15/21	1,078,619

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $37,874,202)			$38,051,735

The accompanying notes are an integral part of these financial statements.	19

COMMERCE BOND FUND

Schedule of Investments (continued)

April 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – 3.8%
United States Treasury Bond
$ 3,000,000	3.500%	02/15/39	$3,431,718
United States Treasury Inflation Protected Securities
299,648	0.125	04/15/17	306,039
365,494	0.125	04/15/18	374,203
United States Treasury Notes
5,000,000	2.750	11/30/16	5,178,515
10,000,000	0.750	12/31/17	9,977,340
6,000,000	1.375	09/30/18	6,060,000
8,000,000	2.125	08/31/20	8,242,496
3,000,000	1.750	10/31/20	3,028,359

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $35,187,321)			$36,598,670

Shares	Description		Value
Investment Company – 0.5%
Vanguard Long-Term Investment Grade Fund Admiral Shares
506,527			$5,374,254
(Cost $3,961,043)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments(e) – 0.8%
Repurchase Agreement – 0.8%
State Street Bank & Trust Co.
$ 7,637,000	0.000%	05/01/15	$7,637,000
Maturity Value: $7,637,000
(Cost $7,637,000)

TOTAL INVESTMENTS – 99.8%
(Cost $923,178,089)			$972,757,121

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%			1,467,563

NET ASSETS – 100.0%			$974,224,684

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $162,841,069, which represents approximately 16.7% of net assets as of April 30, 2015.

(b)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2015.

(c)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of April 30, 2015. Maturity date disclosed is the ultimate maturity.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Repurchase agreement was entered into on April 30, 2015. This agreement was fully collateralized by $5,450,000 U.S. Treasury Bond, 8.000%, due 11/15/21 with a market value of $7,795,168.

Investment Abbreviations:
AGM	—Insured by Assured Guaranty Municipal Corp.
AMT	—Alternative Minimum Tax
FFCB	—Federal Farm Credit Bank
FHA	—Insured by Federal Housing Administration
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNIC	—Financial Network Investment Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
PAC	—Planned Amortization Class
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit

PORTFOLIO COMPOSITION

	AS OF 4/30/15	AS OF 10/31/14

Corporate Obligations	50.9%	51.9%
Asset-Backed Securities	12.0	9.2
Collateralized Mortgage Obligations	11.1	12.3
Municipal Bond Obligations	9.8	11.1
Commercial Mortgage Obligations	6.1	4.8
U.S. Government Agency Obligations	3.9	4.5
U.S. Treasury Obligations	3.8	1.4
Mortgage-Backed Pass-Through Obligations	0.9	0.8
Investment Company	0.5	0.6
Foreign Debt Obligation	0.0	0.1
Short-term Investment	0.8	2.8

TOTAL INVESTMENTS	99.8%	99.5%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

20	The accompanying notes are an integral part of these financial statements.

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

April 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 2.8%
Commercial – 0.0%
Small Business Administration Series 2006-P10B, Class 1
$ 78,371	5.681%	08/10/16	$81,189

Home Equity(a) – 2.8%
Argent Securities, Inc. Series 2004-W5, Class AV3B
1,756,259	1.074	04/25/34	1,704,385
Bear Stearns Asset Backed Securities Trust Series 2004-SD4, Class A1
1,038,434	1.074	08/25/44	1,048,620
Countrywide Asset-Backed Certificates Series 2004-6, Class 2A4
516,654	1.074	11/25/34	497,985
Lehman XS Trust Series 2005-7N, Class 1A1A
225,073	0.444	12/25/35	196,655
Morgan Stanley Capital, Inc. Series 2002-HE3, Class A2
453,333	1.254	03/25/33	438,871
Terwin Mortgage Trust Series 2004-7HE, Class A3(b)
241,005	1.574	07/25/34	225,923
Terwin Mortgage Trust Series 2004-9HE, Class A1(b)
186,125	0.974	09/25/34	174,568
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates Series 2004-1, Class 1A
374,208	0.481	04/25/34	356,570

			4,643,577

TOTAL ASSET-BACKED SECURITIES
(Cost $4,215,768)			$4,724,766

Mortgage-Backed Obligations – 15.5%
Collateralized Mortgage Obligations – 11.5%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(a)
$ 248,806	2.505%	04/25/35	$248,344
American Home Mortgage Investment Trust Series 2004-3, Class 6A4(c)
16,614	5.010	10/25/34	16,611
Banc of America Alternative Loan Trust Series 2004-1, Class 1A1
232,170	6.000	02/25/34	246,860
Banc of America Mortgage Securities, Inc. Series 2003-J, Class 2A1(a)
404,434	2.792	11/25/33	404,583
Bank of America Funding Corp. Series 2004-A, Class 1A3(a)
18,121	2.621	09/20/34	17,962
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-9, Class 24A1(a)
147,762	3.377	11/25/34	143,762
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class 1A(a)
119,756	2.578	09/25/34	119,897
Countrywide Alternative Loan Trust Series 2004-29CB, Class A7
135,256	5.375	01/25/35	137,714

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Countrywide Home Loans Trust Series 2003-J6, Class 1A1
$ 35,131	5.500%	08/25/33	$36,743
Countrywide Home Loans, Inc. Series 2002-35, Class 3A1
55,053	5.000	02/25/18	55,252
Countrywide Home Loans, Inc. Series 2003-HYB3, Class 7A1(a)
197,969	2.399	11/19/33	194,066
FHLMC REMIC PAC Series 023, Class PK
184,423	6.000	11/25/23	203,621
FHLMC REMIC PAC Series 159, Class H
12,246	4.500	09/15/21	12,854
FHLMC REMIC PAC Series 2022, Class PE
36,396	6.500	01/15/28	42,254
FHLMC REMIC PAC Series 2109, Class PE
76,529	6.000	12/15/28	87,461
FHLMC REMIC PAC Series 2345, Class PQ
3,930	6.500	08/15/16	4,047
FHLMC REMIC PAC Series 3841, Class ED
11,823	3.000	07/15/38	11,835
FHLMC REMIC Series 2830, Class DA
28,687	5.000	07/15/19	29,751
FHLMC REMIC Series 2972, Class CA
52,988	4.500	05/15/20	54,776
FHLMC REMIC Series 3634, Class BJ
22,199	3.000	08/15/27	22,258
FHLMC REMIC Series 3795, Class KA
801,584	4.000	11/15/24	822,464
FHLMC REMIC Series 3816, Class HA
1,074,590	3.500	11/15/25	1,142,927
FHLMC REMIC Series 3968, Class AT
228,882	3.500	03/15/38	233,733
First Horizon Mortgage Pass-Through Trust Series 2003-AR3, Class 2A1(a)
722,139	2.590	09/25/33	720,879
FNMA REMIC PAC Series 1992, Class 89 Principal-Only Stripped Security(d)
14,680	0.000	06/25/22	14,559
FNMA REMIC PAC Series 1992-129, Class L
72,370	6.000	07/25/22	78,455
FNMA REMIC PAC Series 1998-36, Class J
8,589	6.000	07/18/28	8,721
FNMA REMIC PAC Series 2001-71, Class MB
24,723	6.000	12/25/16	25,439
FNMA REMIC PAC Series 2003-117, Class KB
556,000	6.000	12/25/33	637,842
FNMA REMIC PAC Series 2003-14, Class AP
168,787	4.000	03/25/33	178,389
FNMA REMIC Series 1991-137, Class H
31,162	7.000	10/25/21	34,532
FNMA REMIC Series 1993-182, Class FA(a)
13,655	1.250	09/25/23	13,751

The accompanying notes are an integral part of these financial statements.	21

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

April 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FNMA REMIC Series 2010-135, Class EA
$ 612,933	3.000%	01/25/40	$636,885
FNMA Series 2003-W17, Class 1A6
631	5.310	08/25/33	631
GNMA REMIC Series 2013-23, Class MC
1,457,495	1.500	01/20/42	1,436,532
GNMA Series 2001-53, Class F(a)
1,566	0.531	10/20/31	1,566
GNMA Series 2009-65, Class AF
261,516	4.000	07/20/39	279,806
GNMA Series 2010-115, Class QJ
385,339	3.500	11/20/38	402,510
GNMA Series 2010-14, Class PA
188,542	3.000	02/20/40	193,212
GNMA Series 2010-89, Class GL
972,791	4.000	05/20/39	1,012,524
GSR Mortgage Loan Trust Series 2003-6F, Class A1
115,346	3.000	09/25/32	113,493
GSR Mortgage Loan Trust Series 2004-6F, Class 5A1
111,407	5.500	03/25/19	114,068
GSR Mortgage Loan Trust Series 2005-AR3, Class 2A1(a)
455,710	0.614	05/25/35	415,924
GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(a)
1,032,621	2.710	01/25/36	956,404
Impac CMB Trust Series 2003-2F, Class A(a)
428,886	5.730	01/25/33	447,308
Impac CMB Trust Series 2003-8, Class 2A1(a)
172,321	1.074	10/25/33	166,196
Impac CMB Trust Series 2004-7, Class 1A1(a)
141,789	0.914	11/25/34	134,515
Impac CMB Trust Series 2005-2, Class 2A2(a)
177,459	0.974	04/25/35	161,886
Impac Secured Assets Corp. Series 2006-1, Class 2A1(a)
1,004,566	0.524	05/25/36	972,212
Indymac Index Mortgage Loan Trust Series 2004-AR6, Class 6A1(a)
209,736	2.700	10/25/34	211,348
Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)
271,550	2.667	04/21/34	273,202
Master Alternative Loans Trust Series 2004-9, Class A6(c)
182,793	5.143	08/25/34	190,842
Master Asset Securitization Trust Series 2004-3, Class 5A1
5,253	6.250	01/25/32	5,321
MortgageIT Trust Series 2005-1, Class 1A1(a)
1,659,197	0.814	02/25/35	1,617,825
MortgageIT Trust Series 2005-1, Class 1A2(a)
1,427,153	0.961	02/25/35	1,339,917
Residential Accredit Loans, Inc. Series 2003-QS4, Class A4(a)
495,741	0.604	03/25/33	482,351

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Residential Accredit Loans, Inc. Series 2004-QA4, Class NB21(a)
$ 59,421	3.128%		09/25/34	$58,849
Residential Accredit Loans, Inc. Series 2004-QS5, Class A5
100,449	4.750		04/25/34	102,604
Residential Funding Mortgage Securities Corp. Series 2003-RM2, Class AII
25,645	5.000		05/25/18	26,068
Residential Funding Mortgage Securities Corp. Series 2004-S4, Class 2A6
273,767	4.500		04/25/19	276,390
Securitized Asset Sales, Inc. Series 1993-7, Class TA6
11,258	6.250		12/25/23	11,521
Sequoia Mortgage Trust Series 10, Class 1A(a)
80,458	0.981		10/20/27	78,620
Sequoia Mortgage Trust Series 2003-2, Class A1(a)
174,052	0.836		06/20/33	165,694
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(a)
600,583	2.436		10/25/33	590,477
Vendee Mortgage Trust Series 1996-2, Class 1Z
134,266	6.750		06/15/26	155,069
Washington Mutual MSC Mortgage Pass-Through Series 2003-MS8, Class 2A1
61,294	5.000		05/25/18	62,735
Wells Fargo Alternative Loan Trust Series 2003-1, Class 2A1
126,514	5.750		09/25/18	128,789

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $17,648,045)				$19,225,636

Mortgage-Backed Pass-Through Obligations – 4.0%
FHLMC
$ 20,721	5.500%		08/01/17	$21,735
31,700	6.000		10/01/23	36,049
64,549	5.000		05/01/27	71,668
795,796	2.500		04/01/28	814,314
FNMA
8,122	10.500		11/01/15	8,189
8,196	6.000		07/01/16	8,331
88,277	5.500		05/01/19	92,598
86,693	5.500		06/01/20	90,899
1,112	9.000		07/01/24	1,128
1,488,333	2.500		03/01/28	1,523,265
2,387,896	2.500		05/01/28	2,443,807
6,804	2.415	(a)	12/01/28	6,985
959,699	2.500		01/01/30	976,762
16,994	7.000		11/01/31	19,345
277,383	6.000		07/01/33	319,470
182,778	2.200	(a)	02/01/34	195,159
144,852	2.365	(a)	10/01/34	154,348
GNMA(a)
234	2.000		11/20/24	242

22	The accompanying notes are an integral part of these financial statements.

COMMERCE SHORT-TERM GOVERNMENT FUND

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Mortgage-Backed Pass-Through Obligations – (continued)
GNMA(a) – (continued)
$ 544	3.000%		12/20/24	$569
8,754	1.625		04/20/26	9,100
7,140	1.625		08/20/26	7,363
9,765	1.625		01/20/28	10,162

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS
(Cost $6,744,592)				$6,811,488

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $24,392,637)				$26,037,124

U.S. Government Agency Obligations – 53.9%
FFCB
$ 250,000	7.000%		09/01/15	$255,694
500,000	6.125		12/29/15	519,103
1,000,000	0.650		01/17/17	999,882
1,000,000	0.690		05/16/17	999,176
1,500,000	1.580		02/26/19	1,507,810
FHLB
2,500,000	5.000		12/21/15	2,574,392
1,000,000	0.580		01/09/17	999,104
3,500,000	4.875		05/17/17	3,795,960
1,600,000	1.375		10/13/17	1,612,357
1,500,000	1.125		04/25/18	1,506,799
1,000,000	0.625	(c)	07/30/18	1,001,081
950,000	1.750		08/07/18	953,232
1,000,000	2.000		09/13/19	1,021,351
1,000,000	4.125		12/13/19	1,115,952
1,000,000	1.000		02/27/20	999,755
1,750,000	1.750	(c)	12/20/24	1,751,550
FHLMC
2,600,000	1.750		09/10/15	2,615,345
1,300,000	5.300		12/01/15	1,337,629
1,900,000	2.500		05/27/16	1,942,828
4,000,000	1.250		05/12/17	4,042,984
1,000,000	1.000		06/29/17	1,005,653
1,150,000	1.000		07/28/17	1,156,438
1,000,000	1.250		12/29/17	1,001,635
3,000,000	0.750		01/12/18	2,998,707
1,500,000	1.500		09/18/18	1,503,623
1,500,000	1.750		03/19/19	1,502,055
2,000,000	1.750		05/30/19	2,033,752
1,500,000	1.250		08/01/19	1,490,538
1,000,000	1.250		10/02/19	989,497
1,500,000	1.650		11/15/19	1,495,013
1,100,000	1.850		03/30/20	1,102,660
1,000,000	1.650		04/29/20	1,002,732
1,000,000	5.400		03/17/21	1,042,972
FNMA
2,450,000	2.375		07/28/15	2,463,458
1,000,000	4.375		10/15/15	1,019,113
1,350,000	2.125	(c)	10/21/15	1,362,550
2,000,000	1.625		10/26/15	2,014,726
1,800,000	5.000		03/15/16	1,873,570
1,500,000	1.250		09/28/16	1,515,660
1,000,000	0.750		04/20/17	1,002,543

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Government Agency Obligations – (continued)
FNMA – (continued)
$2,000,000	1.125%	04/27/17	$2,019,152
1,200,000	1.000	09/20/17	1,202,202
1,200,000	1.000 (c)	09/27/17	1,202,338
1,200,000	0.875	10/26/17	1,202,354
1,000,000	0.875	12/20/17	999,180
1,175,000	0.800 (c)	01/29/18	1,175,029
1,000,000	0.875	02/08/18	996,734
1,750,000	1.625	11/27/18	1,777,263
1,000,000	1.500	01/30/19	1,004,049
2,000,000	1.875	02/19/19	2,042,474
4,500,000	1.750	06/20/19	4,567,972
4,000,000	1.750	09/12/19	4,047,016
1,500,000	1.750	11/26/19	1,515,613
1,000,000	2.000	12/30/19	1,011,964
3,000,000	1.625	01/21/20	3,013,830
1,000,000	1.750	11/20/20	989,945
389,000	2.500	12/27/24	382,151

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $90,968,982)			$90,278,145

U.S. Treasury Obligations – 22.2%
United States Treasury Inflation Indexed Notes
$ 849,270	2.625%	07/15/17	$922,984
870,664	1.375	07/15/18	933,923
874,480	2.125	01/15/19	963,978
868,224	1.375	01/15/20	941,073
United States Treasury Notes
1,500,000	2.125	05/31/15	1,502,578
2,000,000	0.875	02/28/17	2,011,876
4,000,000	0.625	05/31/17	3,999,064
4,700,000	0.625	11/30/17	4,677,600
3,000,000	0.750	03/31/18	2,986,407
4,000,000	1.375	06/30/18	4,047,188
1,550,000	1.375	02/28/19	1,559,808
3,000,000	1.625	03/31/19	3,046,173
5,750,000	1.250	04/30/19	5,753,594
2,000,000	0.875	07/31/19	1,964,844
1,000,000	1.000	09/30/19	984,766
1,000,000	1.125	12/31/19	987,344

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $35,950,045)			$37,283,200

Short-term Investment(e) – 5.3%
Repurchase Agreement – 5.3%
State Street Bank & Trust Co.
$8,812,000	0.000%	05/01/15	$8,812,000
Maturity Value: $8,812,000
(Cost $8,812,000)

TOTAL INVESTMENTS – 99.7%
(Cost $164,339,432)			$167,135,235

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%			490,562

NET ASSETS – 100.0%			$167,625,797

The accompanying notes are an integral part of these financial statements.	23

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

April 30, 2015 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at April 30, 2015.
(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $400,491, which represents approximately 0.2% of net assets as of April 30, 2015.
(c)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of April 30, 2015. Maturity date disclosed is the ultimate maturity.
(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(e)	Repurchase agreement was entered into on April 30, 2015. This agreement was fully collateralized by $6,285,000 U.S. Treasury Bond, 8.000%, due 11/15/21 with a market value of $8,989,473.

Investment Abbreviations:
FFCB	—Federal Farm Credit Bank
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
MSC	—Mortgage Securities Corp.
PAC	—Planned Amortization Class
REMIC	—Real Estate Mortgage Investment Conduit

PORTFOLIO COMPOSITION

	AS OF 4/30/15	AS OF 10/31/14

U.S. Government Agency Obligations	53.9%	62.0%
U.S. Treasury Obligations	22.2	13.1
Collateralized Mortgage Obligations	11.5	17.9
Mortgage-Backed Pass-Through Obligations	4.0	1.3
Asset-Backed Securities	2.8	3.6
Short-term Investments	5.3	1.3

TOTAL INVESTMENTS	99.7%	99.2%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund, if any, are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

24	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

April 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 94.2%
Alaska – 0.6%
Alaska Industrial Development & Export Authority Revenue Bonds (Providence Health & Services) Series H (AA-/Aa3)
$1,515,000	5.000%	10/01/22	$1,611,475

Arizona – 6.9%
Arizona Health Facilities Authority Healthcare & Education Facilities Revenue Bonds (Kirksville College) (A-/NR)
700,000	4.700	01/01/21	781,620
750,000	4.750	01/01/22	835,927
1,000,000	5.000	01/01/25	1,128,430
Glendale AZ Industrial Development Authority Revenue Bonds (Midwestern University) (A-/NR)
1,500,000	5.000	05/15/30	1,703,460
Pima County AZ Regional Transportation Excise Tax Revenue Bonds (Pima County Regional Transportation Fund) (AA+/NR)
1,500,000	5.000	06/01/21	1,787,280
1,000,000	5.000	06/01/22	1,208,640
1,000,000	5.000	06/01/23	1,220,090
Pinal County AZ Electric District No. 3 (Refunding) (A/NR)
1,835,000	5.000	07/01/21	2,160,437
Pinal County AZ Unified School District No. 1 Florence GO Bonds (School Improvement Project of 2006) Series C (A/NR)
335,000	5.000	07/01/18	371,217
350,000	5.000	07/01/19	389,214
1,100,000	5.125	07/01/22	1,242,054
Rio Nuevo Multipurpose Facilities District Excise Tax Revenue Bonds (Sub Lien) Series 2008 (Assured Guaranty) (AA/A2)
3,475,000	5.750	07/15/18	3,926,924
Yuma County AZ Library District GO Bonds Series 2007 (XLCA) (A+/Aa3)
1,000,000	5.000	07/01/19	1,085,970
1,000,000	5.000	07/01/21	1,085,300

			18,926,563

Arkansas – 0.2%
Arkansas State Development Finance Authority Economic Development Revenue Bonds (Taxable) (ADFA-GTD) (A/NR)
435,000	5.480	09/01/17	435,944

California – 2.3%
Bonita Unified School District Taxable GO Bonds Election of 2008 Series B-1 (AA-/NR)
1,000,000	5.560	08/01/25	1,185,400
California Health Facilities Financing Authority Revenue Bonds (Children’s Hospital of Orange) Series 2009 (A-/NR)
1,000,000	6.250	11/01/29	1,199,200
Fresno CA Unified School District GO Bonds Election of 2001 Series G (NR/Aa3)(a)
1,000,000	0.000	08/01/24	737,190
Los Angeles CA Unified School District GO Bonds (Refunding) Series A-1 (AGM) (AA/Aa2)
2,100,000	4.500	07/01/24	2,260,545
Port Oakland CA Revenue Bonds Series C (NATL-RE) (AA-/A3)
600,000	5.000	11/01/16	639,168

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
California – (continued)
University of California CA Revenue Bonds (Unrefunded-General) Series Q (AA/NR)
$ 235,000	5.250%	05/15/22	$258,305

			6,279,808

Colorado – 1.7%
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-High Point Academy) (A/NR)
1,000,000	4.500	03/01/20	1,114,360
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Johnson & Wales University Project) Series B (A-/A2)
1,255,000	5.000	04/01/22	1,486,912
Colorado Health Facilities Authority Revenue Bonds (Unrefunded Balance-Adventist) Series 2006 (AA-/Aa2)(b)
1,030,000	5.125	11/15/20	1,097,836
Colorado Housing & Finance Authority Revenue Bonds (Single Family Mortgage) Class I Series A (FHA) (AAA/Aaa)
285,000	4.350	11/01/19	291,643
300,000	4.600	11/01/20	307,908
Westminster CO Certificates of Participation (Refunding) (NATL-RE) (AA-/A3)
250,000	4.500	12/01/23	263,855

			4,562,514

Connecticut – 1.8%
Connecticut GO Bonds (Refunding) Series E (AA/Aa3)
1,000,000	5.000	12/15/20	1,072,950
Connecticut State Higher Education Supplement Loan Authority Revenue Bonds (Chesla Loan Program) Series A (AMT) (NR/Aa3)
1,100,000	3.250	11/15/24	1,086,217
1,350,000	3.500	11/15/25	1,347,044
1,550,000	3.750	11/15/27	1,544,606

			5,050,817

District of Columbia – 0.5%
District of Columbia Revenue Bonds (Deed Tax) Series B (NR/A1)
1,165,000	5.000	06/01/25	1,326,131

Florida – 6.7%
Brevard County FL Health Facilities Authority Revenue Bonds (Health First, Inc. Project) Series 2005 (A-/A3)
875,000	5.000	04/01/18	908,407
Florida State Board of Education Lottery Revenue Bonds Series A (BHAC) (AAA/Aa1)
850,000	5.000	07/01/23	934,099
Jupiter County FL (Community Center Project) GO Bonds Series 2001 (AAA/Aaa)
50,000	5.500	07/01/21	58,239
Lake County FL School Board Certificates of Participation (Refunding-Master Lease Program) Series A (A/NR)
725,000	5.000	06/01/24	849,221
Martin County FL School Board Certificates of Participation (Refunding) Series A (AGM) (AA/NR)
1,690,000	5.000	07/01/23	1,986,291

The accompanying notes are an integral part of these financial statements.	25

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Florida – (continued)
Miami-Dade County FL Aviation Revenue Bonds (Miami International Airport) Series A (A/A2)
$1,000,000	5.000%	10/01/22	$1,155,740
1,000,000	5.500	10/01/25	1,177,900
Miami-Dade County FL Educational Facilities Authority Revenue Bonds (Refunding-University of Miami) Series B (AMBAC) (A-/A3)
685,000	5.250	04/01/21	807,156
Miami-Dade County FL Facilities Authority Revenue Bonds (University of Miami) Series A (A-/A3)
1,000,000	5.250	04/01/21	1,041,370
Sumter County FL Industrial Development Authority Hospital Revenue Bonds (Refunding) Series B (BBB+/A3)
2,425,000	5.000	07/01/25	2,844,598
Tallahassee FL Energy Systems Revenue Bonds Series 2005 (NATL-RE) (AA/Aa3)
3,065,000	5.000	10/01/35	3,118,515
Volusia County FL School Board Certificates of Participation (Refunding-Master Lease Program) Series A (NR/Aa3e)
1,000,000	5.000	08/01/23	1,188,340
Walton County FL School Board Certificates of Participation Series 2015 (AGM) (AA/A2)
1,000,000	5.000	07/01/25	1,167,460
1,000,000	5.000	07/01/29	1,128,950

			18,366,286

Georgia – 0.1%
Brunswick GA Water & Sewer Revenue Bonds (Refunding & Improvement) Series 1992 (ETM) (NATL-RE) (AA-/A3)
90,000	6.100	10/01/19	100,517
Cherokee County GA Water & Sewer Authority Revenue Bonds (Refunding & Improvement) Series 1993 (NATL-RE) (AA-/Aa2)
55,000	5.500	08/01/23	65,001
Fulton County GA Development Authority Revenue Bonds (Spelman College) Series 2007 (NR/A1)(c)
150,000	5.000	06/01/17	162,823

			328,341

Illinois – 10.6%
Chicago IL Public Building Commission Revenue Bonds (Refunding-Chicago Transit Authority) Series 2006 (AMBAC) (A+/A2)
350,000	5.250	03/01/33	386,921
Chicago O’Hare International Airport Revenue Bonds (General Airport Third Lien) Series A (NATL-RE) (AA-/A2)
4,000,000	5.000	01/01/33	4,096,480
Cook & DuPage Counties IL High School District No. 210 GO Bonds Series 2006 (NATL-RE) (NR/Aa2)
360,000	5.000	01/01/26	370,562
Cook County IL Community High School District No. 234 Taxable GO Bonds (Ridgewood Build America Bonds – Direct Payment to Issuer) Series B (Assured Guaranty) (AA/A3)
300,000	6.400	12/01/28	346,737

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
Countryside IL GO Bonds (Taxable-Refunding) Series 2014 (NR/Aa2)
$ 500,000	3.300%	01/01/24	$505,630
860,000	4.150	01/01/29	862,752
DeKalb, Kane & Lasalle Counties Community College District No. 523 GO Bonds Series A (AA/NR)
400,000	5.000	02/01/23	468,532
Illinois Finance Authority Revenue Bonds (Bradley University Projects) Series A (XLCA) (A/WR)
3,000,000	5.000	08/01/27	3,248,940
Illinois Finance Authority Revenue Bonds (Columbia College) (NATL-RE) (AA-/A3)
2,000,000	5.250	12/01/22	2,168,960
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (AA-/Aa3)
470,000	4.850	01/01/26	527,692
1,625,000	5.000	01/01/30	1,841,417
Illinois Finance Authority Revenue Bonds (Refunding-Columbia College) Series 2011 (BBB+/NR)
300,000	5.000	12/01/17	323,157
405,000	4.000	12/01/18	430,483
420,000	4.250	12/01/19	452,882
440,000	4.500	12/01/20	483,578
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB+/NR)
1,210,000	5.500	08/15/24	1,371,305
Illinois Finance Authority Revenue Bonds (The Carle Foundation) Series A (A+/NR)
1,000,000	5.375	08/15/26	1,179,400
Illinois State GO Bonds (A-/A3)
3,000,000	4.000	09/01/21	3,208,980
Illinois State GO Bonds Series A (A-/A3)
1,000,000	5.000	03/01/28	1,003,020
Northern Illinois Municipal Power Agency Revenue Bonds (Prairie State Project) Series A (NATL-RE) (NR/A2)
1,000,000	5.000	01/01/20	1,097,080
Peoria County IL Community Unit School District No. 309 GO Bonds (Capital Appreciation-Brimfield School District) Series A (Assured Guaranty) (AA/NR)(a)
540,000	0.000	04/01/18	505,721
Peoria IL GO Bonds (Refunding) Series B (AA-/Aa3)
1,205,000	5.000	01/01/24	1,423,720
Peoria IL Metropolitan Airport Authority Revenue Bonds (Alternative Revenue Source) Series 2008 (NR/Aa2)
1,000,000	5.000	12/01/26	1,104,370
Quad Cities IN Regional Economic Development Authority Revenue Bonds (Augustana College) Series 2012 (Refunding) (NR/Baa1)
750,000	4.750	10/01/32	778,410
University of Illinois Board of Trustees Certificates of Participation (Prerefunded-Refunding) Series A (NR/NR)(c)
575,000	5.000	10/01/17	634,162

26	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
University of Illinois Board of Trustees Certificates of Participation (Unrefunded-Refunding) Series A (AA-/Aa3)
$ 425,000	5.000%	10/01/20	$467,011

			29,287,902

Indiana – 6.3%
Allen County IN War Memorial Revenue Bonds (Refunding-Coliseum Additions Building Corp.) Series A (NR/Aa3)
615,000	5.000	11/01/16	655,904
Anderson IN School Building Corp. Revenue Bonds (Refunding) Series 2015 (AA+/NR)
1,565,000	4.000	07/15/26	1,692,078
Decatur Township IN Multi-School Building Corp. Revenue Bonds (Refunding-First Mortgage) (Multi Purpose) Series 2015 (AA+/NR)
2,315,000	5.000	07/15/23	2,751,609
Evansville IN Redevelopment Authority Revenue Bonds (Build America Bonds-Taxable) Series B (A/Aa3)
250,000	4.930	02/01/17	263,640
675,000	6.050	02/01/23	772,679
Indiana Finance Authority Revenue Bonds (Educational Facilities-Butler University Project) Series A (BBB+/NR)
540,000	5.000	02/01/25	624,256
425,000	5.000	02/01/27	488,839
700,000	5.000	02/01/28	793,079
600,000	5.000	02/01/29	676,374
Indiana State Finance Authority Revenue Bond (Refunding-Educational Facilities-Indianapolis Museum of Art) Series B (NR/A1)
815,000	5.000	02/01/28	931,023
Indiana State University Revenue Bonds (Build America Bonds) (NR/A1)
530,000	5.310	04/01/25	568,558
Lake Central Multi-District School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series B (AA+/NR)
1,000,000	5.000	07/15/24	1,199,310
Plainfield IN High School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series 2014 (AA+/NR)
2,245,000	4.000	01/15/26	2,490,805
2,235,000	4.000	01/15/27	2,449,113
Upland IN Economic Development Revenue Bonds (Taylor University Project) (Refunding) Series 2012 (NR/Baa1)
900,000	4.500	09/01/32	912,312

			17,269,579

Iowa – 0.6%
Iowa Finance Authority Health Facilities Revenue Bonds (Mercy Medical Center Project) Series 2012 (A/A2)
1,410,000	5.000	08/15/27	1,605,934
Iowa Finance Authority Revenue Bonds (Single Family Mortgage) Series A (GNMA/FNMA) (AA+/Aaa)
85,000	4.300	07/01/16	85,049

			1,690,983

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kentucky – 1.5%
Ashland KY Medical Center Revenue Bonds (Ashland Hospital Corp.) Series B (BBB/A3)
$1,000,000	5.000%	02/01/23	$1,105,380
Barren County KY School District Finance Corp. Revenue Bonds (Refunding) Series 2015 (NR/Aa3)
1,000,000	5.000	08/01/26	1,175,160
Kentucky State Higher Education Student Loan Corp. (Senior Lien) Series A (AMT) (A/NR)
1,870,000	3.750	06/01/26	1,872,057

			4,152,597

Louisiana – 3.7%
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (A/A3)
5,000,000	5.500	10/01/25	5,855,950
Louisiana Public Facilities Authority Revenue Bonds (Loyola University) Series 2011 (A-/A3)
3,715,000	5.250	10/01/27	4,328,087

			10,184,037

Maine – 0.4%
Maine State Health & Higher Educational Facilities Authority Revenue Bonds Series A (NR/A1)
1,000,000	5.000	07/01/24	1,158,470

Massachusetts – 2.6%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series 2014 (AMT) (AA/NR)
2,550,000	4.000	01/01/27	2,611,531
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
1,205,000	5.100	01/01/25	1,296,941
Massachusetts Educational Financing Authority Revenue Bonds Series J (AMT) (AA/NR)
1,215,000	4.250	07/01/22	1,297,632
Massachusetts State Housing Finance Agency Revenue Bonds Series B (AMT) (AA-/Aa3)
480,000	2.500	12/01/20	488,266
475,000	2.700	06/01/21	480,852
475,000	3.050	06/01/22	481,954
480,000	3.250	06/01/23	488,885
Massachusetts State Water Resources Authority Revenue Bonds Series A (ETM) (GO of Authority) (AA+/Aa1)
40,000	6.500	07/15/19	44,292

			7,190,353

Michigan – 5.6%
Comstock Park MI Public Schools GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA-/NR)
730,000	5.000	05/01/24	859,385
East Lansing MI School District GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA-/NR)
1,175,000	5.000	05/01/24	1,404,947

The accompanying notes are an integral part of these financial statements.	27

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Michigan – (continued)
Grand Valley MI State University Revenue Bonds Series 1998 (NATL-RE) (FGIC) (AA-/A3)
$ 580,000	5.500%	02/01/18	$596,942
Marshall MI Public Schools District GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA-/NR)
1,380,000	4.000	11/01/28	1,466,457
Mattawan MI Consolidated School District GO Bonds Series I (Q-SBLF) (AA-/NR)
750,000	5.000	05/01/26	890,752
Michigan State Finance Authority Revenue Bonds (Refunding-Beaumont Health Credit Group) Series 2015 (A/A1)
1,500,000	5.000	08/01/24	1,789,845
1,000,000	5.000	08/01/25	1,167,320
Michigan State Housing Development Authority Rental Housing Revenue Bonds Series B (GO of Authority) (AA/NR)
690,000	4.500	10/01/19	726,860
Michigan State Housing Development Authority Single Family Home Ownership Revenue Bonds (Non AMT) Series A (GO of Authority) (AA+/NR)
965,000	4.750	12/01/25	1,026,123
Northwest Community Schools GO Bonds (School Building & Site) Series 2013 (AA-/NR)
1,000,000	4.000	05/01/24	1,097,380
South Redford MI School District GO Bonds (Refunding) Series 2014 (Q-SBLF) (AA-/NR)
1,590,000	5.000	05/01/26	1,859,394
Warren Woods MI Public Schools GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA-/NR)
1,480,000	5.000	05/01/24	1,760,475
Washtenaw MI Community College GO Bonds (Refunding) Series 2015 (NR/Aa1)
645,000	4.000	04/01/25	717,440

			15,363,320

Minnesota – 0.8%
Minnesota State Housing Finance Agency Revenue Bonds (Refunding-Residential Housing) Series D (GNMA/FNMA/FHLMC) (AA+/Aa1)
1,565,000	3.000	07/01/25	1,596,441
Minnesota State Housing Finance Agency Revenue Bonds (Residential) Series A (AA+/Aa1)
115,000	3.800	07/01/17	117,701
Minnesota State Municipal Power Agency Electric Revenue Bonds (Refunding) Series 2014 (NR/A2)
500,000	4.000	10/01/21	560,155

			2,274,297

Mississippi – 0.0%
Mississippi Home Corporation Homeownership Revenue Bonds Series A (GNMA/FNMA/FHLMC) (NR/Aaa)
40,000	2.700	06/01/18	41,180

Missouri – 1.5%
Greene County MO GO Bonds Limited-Wilson Creek Marketplace NID Project (Refunding) Series A (NR/A1)
500,000	5.000	04/01/32	555,680

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Joplin Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health Systems ) Series 2011 (BBB+/NR)
$1,490,000	4.250%	02/15/21	$1,624,979
Joplin Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Freeman Health System) Series 2015 (BBB+/NR)
1,000,000	5.000	02/15/29	1,107,690
Kansas City MO Special Obligation Revenue Bonds (Capital Appreciation) Series E (AA-/A1)(a)
305,000	0.000	02/01/17	297,329
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Ranken Jordan Project) (NR/NR)
500,000	5.000	11/15/17	510,985

			4,096,663

Montana – 0.1%
Montana State Board Housing Revenue Bonds (Single Family Mortgage) Series A-2 (AMT) (AA+/Aa1)
95,000	4.350	06/01/16	95,089
100,000	4.350	12/01/16	101,053

			196,142

Nebraska – 0.2%
Douglas County NE Hospital Authority No. 2 Revenue Bonds (Prerefunded-Refunding) (Health Facilities-Children’s Hospital) Series 2008 (NR/NR)(c)
220,000	6.000	08/15/17	246,407
Douglas County NE Hospital Authority No. 2 Revenue Bonds (Unrefunded-Refunding) (Health Facilities-Children’s Hospital) Series 2008 (NR/A2)
280,000	6.000	08/15/22	310,976

			557,383

Nevada – 1.6%
Clark County NV School District GO Bonds (Building) Series B (AMBAC) (AA-/A1)
2,150,000	5.000	06/15/20	2,334,384
Clark County NV School District GO Bonds (Limited Tax Building) Series C (AA-/A1)
1,100,000	5.000	06/15/25	1,212,508
Las Vegas Valley NV Water District GO Bonds (Refunding) Series B (AA+/Aa1)
800,000	5.000	06/01/22	892,704
Nye County NV School District GO Bonds (Refunding) Series A (PSF-GTD) (NR/Aaa)(c)
100,000	4.375	05/01/15	100,000

			4,539,596

New Hampshire – 1.2%
Manchester NH General Airport Revenue Bonds Series A (BBB+/Baa1)
2,990,000	5.000	01/01/21	3,385,218

28	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
New Jersey – 4.6%
New Jersey State Certificates of Participation (Equipment Lease Purchase) Series A (A-/A3)
$1,000,000	5.000%	06/15/21	$1,091,930
New Jersey State Economic Development Authority Revenue Bonds (School Facilities Construction) Series UU (A-/A3)
1,750,000	5.000	06/15/28	1,879,693
New Jersey State Economic Development Authority Revenue Bonds School Facilities Construction (Refunding) Series F (A-/A3)(b)
4,700,000	2.026	02/01/18	4,819,756
New Jersey State Higher Education Assistance Authority Revenue Bonds (Senior Lien) Series 1A (AMT) (AA/Aa2)
2,965,000	3.625	12/01/30	2,977,038
New Jersey State Higher Education Assistance Authority Student Loan Revenue Bonds (Refunding) Series 1A (AA/Aa2)
1,610,000	4.750	12/01/23	1,743,823
Passaic County NJ GO Bonds (Refunding-Taxable Pension) Series 2003 (AGM) (NR/Aa3)
100,000	5.750	02/15/21	107,983

			12,620,223

New York – 3.3%
Albany NY Industrial Development Agency (St. Peters Hospital Project) Series A (NR/A3)(c)
1,000,000	5.250	11/15/17	1,113,800
Metropolitan Transportation Authority NY Revenue Bonds (Transportation) Series A (AA-/A2)
3,000,000	5.000	11/15/20	3,205,680
Metropolitan Transportation Authority NY Revenue Bonds Series 2008 C (AA-/A2)
125,000	5.500	11/15/18	135,758
Metropolitan Transportation Authority NY Revenue Bonds Series H (AA-/A2)
1,000,000	4.000	11/15/23	1,116,890
Monroe Country NY Development Corp. Revenue Bonds (Refunding John Fisher College) Series A (BBB+/NR)
500,000	5.000	06/01/29	560,330
New York City Housing Development Corp. Revenue Bonds (Multi Family Development) Series G (AA+/Aa2)
250,000	3.800	11/01/37	251,357
New York State Dormitory Authority Personal Income Tax Revenue Bonds (Education) Series C (AAA/Aa1)
1,460,000	5.000	12/15/20	1,567,003
New York State Dormitory Authority Revenues Non Supported Debt Revenue Bonds (School District Financing Program) Series C (AGM) (AA/A2)
1,000,000	5.000	10/01/20	1,095,580

			9,046,398

North Carolina – 1.2%
North Carolina State Medical Care Commission Revenue Bonds (Refunding-NC Baptist Hospital) (A/A2)
1,190,000	5.000	06/01/22	1,360,753

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
North Carolina – (continued)
Western Carolina University Revenue Bonds (Refunding-Limited Obligation-Student Housing) (A/NR)
$ 200,000	2.000%	06/01/20	$199,710
420,000	3.000	06/01/21	438,266
330,000	4.000	06/01/22	362,574
350,000	4.000	06/01/23	383,863
480,000	4.000	06/01/25	514,531

			3,259,697

Ohio – 2.9%
Akron OH Certificates of Participation (Refunding-Municipal Baseball Stadium Project) Series 2013 (A+/NR)
660,000	3.000	12/01/19	678,269
Ohio State Higher Educational Facility Commission Revenue Bonds (Xavier University-Refunding) Series C (A-/A3)
1,000,000	5.000	05/01/27	1,156,560
1,000,000	5.000	05/01/28	1,144,570
750,000	5.000	05/01/29	852,270
Sylvania OH City School District GO Bonds Series 2015 (Refunding) (AA/A1)
3,000,000	4.000	12/01/26	3,210,540
Toledo GO Bonds Limited Tax Capital Improvement (Refunding) Series 2012 (A-/A2)
1,000,000	3.000	12/01/23	995,490

			8,037,699

Oregon – 0.2%
Oregon State Housing & Community Services Department Housing Revenue Bonds Single Family Mortgage Program Series A (FHLMC) (NR/Aa3)
590,000	5.000	07/01/17	624,958
Oregon State Housing & Community Services Department Revenue Bonds (Single Family Mortgage) Series E (AMT) (NR/Aa2)
40,000	5.050	07/01/17	41,040

			665,998

Pennsylvania – 4.4%
Butler County PA Hospital Authority Revenue Bonds (Refunding) Series 2015 (NR/Baa1)
500,000	5.000	07/01/25	581,730
450,000	5.000	07/01/26	518,476
490,000	5.000	07/01/27	557,733
Delaware County PA Authority University Revenue Bonds (Neumann University) (BBB/NR)
1,025,000	5.000	10/01/19	1,125,860
1,250,000	5.250	10/01/31	1,348,537
Lancaster PA GO Bonds Series 2007 (AMBAC) (NR/A1)
2,000,000	5.000	11/01/19	2,155,080
Pennsylvania State GO Bonds Second Series (AGC) (AA/Aa3)
1,000,000	4.500	03/01/26	1,055,380
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds (Drexel University College Medicine) Series 2007 (NATL-RE) (AA-/A3)
1,250,000	5.000	05/01/27	1,355,525

The accompanying notes are an integral part of these financial statements.	29

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Pennsylvania – (continued)
Pennsylvania State Housing Finance Agency Single Family Mortgage Revenue Bonds Series 113 (AA+/Aa2)
$ 795,000	4.000%	10/01/18	$846,270
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series A (AMBAC) (A+/A1)
1,800,000	5.000	12/01/25	1,879,344
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series C (A+/A1)
500,000	5.000	12/01/26	590,875

			12,014,810

Rhode Island – 2.0%
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds (Multi Family Development) Series 1 (NR/Aa2)
260,000	5.125	10/01/30	280,649
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds Homeownership Opportunities Series 61 B (Non-AMT) (Non-ACE) (AA+/Aa2)
2,150,000	3.450	04/01/26	2,194,935
Rhode Island State Health & Educational Building Corp. Higher Education Facility Revenue Bonds (Bryant University Project) (A/A2)
950,000	5.000	06/01/21	1,100,414
Rhode Island State Health & Educational Building Corp. Public Schools Revenue Bonds (Financing Project) Series A (AMBAC) (NR/A3)
1,460,000	5.000	05/15/23	1,518,955
Rhode Island State Housing & Mortgage Finance Corp. Revenue Bonds (Home Funding) Series 4 (NR/Aa2)
430,000	3.500	04/01/22	460,302

			5,555,255

South Carolina – 4.3%
Fort Mill SC School Facilities Corp. Revenue Bonds (Installment Purchase Revenue) Series 2006 (NR/Aa3)
550,000	5.250	12/01/22	589,688
Kershaw County SC Public School Foundation Installment Power Revenue Bonds (School District Project) (AGC) (AA/A3)
1,000,000	5.000	12/01/22	1,067,440
Newberry Investing in Children’s Education SC Installment Purpose Revenue Bonds (Refunding-Newberry Co. School District) Series 2014 (A/A1)
2,925,000	5.000	12/01/25	3,467,383
Scago Educational Facilities Corp. for Beaufort School District SC Installment Revenue Bonds (AGM) (AA/Aa2)
175,000	5.500	12/01/15	180,353
Scago Educational Facilities Corp. for Pickens School District Revenue Bonds (Refunding) Series 2015 (A/A1)
2,550,000	5.000	12/01/27	2,975,978
Scago Educational Facilities Corp. for Sumter County School District 17 SC Revenue Bonds (AGM) (AA/A2)
255,000	5.500	12/01/15	262,530

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
South Carolina – (continued)
South Carolina Transportation Infrastructure Bank Revenue Bonds Series A (XLCA) (NR/A1)
$3,000,000	5.000%	10/01/22	$3,185,340

			11,728,712

South Dakota – 0.4%
South Dakota State Health & Educational Facilities Authority Revenue Bonds (Avera Health Issue) Series A (AA-/A1)
1,000,000	5.000	07/01/25	1,157,850

Tennessee – 0.3%
Tennessee Housing Development Agency Revenue Bonds Homeownership Program Series 1C (Non-AMT) (GO of Agency) (AA+/Aa1)
915,000	3.500	07/01/27	944,902

Texas – 4.5%
Canyon TX Regional Water Authority Contract Revenue Bonds (Refunding-Mid Cities Project) (AMBAC) (A+/NR)
220,000	5.000	08/01/22	231,983
Harris County TX Improvement District No. 18 Series 2014 (AGM) (AA/A2)
1,340,000	5.000	09/01/22	1,595,417
Houston County TX GO Bonds (Certificates of Obligation) (A/NR)
235,000	5.000	02/15/20	258,371
Kyle TX GO Bonds (Refunding) Series 2015 (AA-/NR)
1,000,000	4.000	08/15/26	1,097,500
Lower Colorado River Authority Revenue Bonds (Prerefunded-Refunding) (NR/NR)(c)
5,000	5.625	05/15/19	5,865
Nolan County TX Hospital District GO Bonds Series 2014 (NR/A3)
1,025,000	5.000	08/15/27	1,177,366
North Texas Tollway Authority Revenue Bonds (Refunding-System-First) Series A (AA/A2)
600,000	5.750	01/01/40	664,638
Texas State GO Bonds (AMT) Series 2014 (AAA/Aaa)
2,635,000	6.000	08/01/21	3,278,204
Wichita Falls TX Water & Sewer System Revenue Bonds (Refunding-Priority Lien) Series 2008 (NATL) (AA-/A3)
4,055,000	4.500	08/01/26	4,231,312

			12,540,656

Vermont – 0.6%
Vermont Economic Development Authority Revenue Bonds (Central Vermont Public Service Corp.-Recovery Zone Facility) (NR/WR)
1,000,000	5.000	12/15/20	1,147,590
Vermont State Student Assistance Corp. Education Loan Revenue Bonds Series A (AMT) (AA/NR)
410,000	4.000	06/15/20	439,327

			1,586,917

30	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Virginia – 2.5%
Fairfax County VA Economic Development Authority Revenue Bonds (Refunding Facilities Project) Series A (AA+/Aa1)
$5,000,000	5.000%	10/01/23	$6,111,850
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Prerefunded-Refunding) (ETM) Series 1998 (AA-/A3)
420,000	5.250	07/15/17	437,737
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Unrefunded-Refunding) Series 1998 (AA-/A3)
225,000	5.250	07/15/17	228,397

			6,777,984

Washington – 4.3%
COB Properties WA Lease Revenue Bonds (Bothell City Hall Project) Series 2014 (AA/NR)
1,620,000	5.000	12/01/26	1,930,911
King County WA School District No. 414 Lake Washington GO Bonds Series 2007 (AGM) (AA/Aaa)
1,000,000	5.000	12/01/20	1,107,250
Port of Seattle WA Revenue Bonds (Refunding-Intermediate Lien) Series 2006 (XLCA) (A+/A1)
1,400,000	5.000	02/01/26	1,444,492
Puyallup WA Combined Utility Revenue Bonds Series A (AA/NR)
160,000	4.000	11/01/15	162,675
Skagit County Public Hospital District No. 1 GO Bonds (Refunding-Skagit Regional Health) (NR/A1)
2,000,000	5.000	12/01/23	2,405,840
Washington Higher Education Facilities Authority Revenue Bonds Seattle University Project Series 2011 (Refunding) (A/NR)
560,000	5.000	05/01/18	618,464
Washington State Health Care Facilities Authority Revenue Bonds (Catholic Health Initiatives) Series D (A/A2)
500,000	6.000	10/01/23	577,670
Washington State Health Care Facilities Authority Revenue Bonds (Multicare Health System) Series A (AA-/Aa3)
1,495,000	5.000	08/15/27	1,741,869
Washington State Housing Finance Commission Revenue Bonds (Single Family Program) Series 1N (Non-AMT) (NR/Aaa)
925,000	3.500	12/01/23	970,112
860,000	3.700	06/01/24	904,755

			11,864,038

Wisconsin – 0.5%
Milwaukee County WI Airport Revenue Bonds (Refunding) Series B (AMT) (NATL-RE) (NR/A2)
350,000	5.000	12/01/15	359,296
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Children’s Hospital of Wisconsin) (AA-/Aa3)
1,000,000	5.000	08/15/21	1,115,600

			1,474,896

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Wyoming – 0.7%
Lincoln County Building Corp. Lease Revenue Bonds Series 2012 (A+/NR)
$ 140,000	1.000%	05/01/15	$140,000
290,000	2.000	05/01/16	292,474
295,000	2.000	05/01/17	296,608
305,000	3.000	05/01/18	311,841
Wyoming Community Development Authority Homeownership Mortgage Revenue Bonds Series A (NR/Aa2)
450,000	2.250	12/01/16	455,431
Wyoming Community Development Authority Housing Revenue Bonds Series 8 (AMT) (AA+/Aa1)
385,000	4.300	12/01/15	389,832

			1,886,186

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $251,948,684)			$259,437,820

Shares	Description		Value
Investment Company – 2.1%
T. Rowe Price Tax-Free High Yield Fund (NR/NR)
493,274			$5,899,552
(Cost $5,500,000)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(d) – 0.2%
Repurchase Agreement – 0.2%
State Street Bank & Trust Co.
$ 470,000	0.000%	05/01/15	$470,000
Maturity Value: $470,000
(Cost $470,000)

TOTAL INVESTMENTS – 96.5%
(Cost $257,918,684)			$265,807,372

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.5%			9,548,655

NET ASSETS – 100.0%			$275,356,027

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2015.

(c)	Prerefunded security. Maturity date disclosed is prerefunding date.

(d)	Repurchase agreement was entered into on April 30, 2015. This agreement was fully collateralized by $340,000 U.S. Treasury Bond, 8.000%, due 11/15/21 with a market value of $486,304.

The accompanying notes are an integral part of these financial statements.	31

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2015 (Unaudited)

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	—Insured by Assured Guaranty Corp.
AGM	—Insured by Assured Guaranty Municipal Corp.
AMBAC	—Insuredby American Municipal Bond Assurance Corp.
AMT	—AlternativeMinimum Tax
BHAC	—BerkshireHathaway Assurance Corp.
ETM	—Escrowto Maturity
FGIC	—Insuredby Financial Guaranty Insurance Co.
FHA	—Insuredby Federal Housing Administration
FHLMC	—FederalHome Loan Mortgage Corp.
FNMA	—FederalNational Mortgage Association
GNMA	—GovernmentNational Mortgage Association
GO	—GeneralObligation
NATL-RE	—Insuredby National Reinsurance Corp.
NR	—Not Rated
PSF-GTD	—Guaranteedby Permanent School Fund
Q-SBLF	—QualifiedSchool Bond Loan Fund
VA	—VeteransAdministration
WR	—WithdrawnRating
XLCA	—Insuredby XL Capital Assurance, Inc.

PORTFOLIO COMPOSITION

	AS OF 4/30/15	AS OF 10/31/14

General Obligation	18.8%	17.6%
Education	14.5	18.2
Lease	12.8	8.7
Hospital	12.2	11.1
General	9.6	8.8
Transportation	9.4	11.4
Student	5.9	6.8
Single Family Housing	4.2	6.1
Power	3.0	3.1
Investment Company	2.1	2.2
Water/Sewer	1.6	2.5
Multi Family Housing	1.2	1.3
Prerefunded/Escrow to Maturity	1.0	0.9
Short-term Investment	0.2	0.1

TOTAL INVESTMENTS	96.5%	98.8%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

32	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

April 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 95.9%
Arizona – 0.8%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$1,000,000	5.000%	01/01/25	$1,128,430
Pinal City Arizona Unified School District No. 1 Florence School Improvement Project of 2006 GO Bonds Series C (A/NR)
1,215,000	5.150	07/01/24	1,372,853

			2,501,283

California(a) – 0.9%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NATL-RE) (FGIC) (AA-/A3)
2,000,000	0.000	07/01/27	1,305,520
Washington CA Unified School District GO Bonds Capital Appreciation Election of 2004 (Yolo County) Series A (NATL-RE) (FGIC) (AA-/A3)
2,400,000	0.000	08/01/29	1,320,552

			2,626,072

Colorado – 0.1%
Colorado Housing & Finance Authority Revenue Bonds (Single Family Mortgage) Class I Series A (FHA) (AAA/Aaa)
420,000	4.350	11/01/19	429,790

Florida – 0.7%
Gulf Breeze FL Revenue Bonds (Local Government Loan) Series J (A+/Aa3)
1,000,000	4.500	12/01/20	1,137,980
Miami-Dade County FL GO Bonds (Building Better Communities Program) Series 2005 (NATL-RE) (AA/Aa2)(b)
1,000,000	5.000	07/01/15	1,007,600

			2,145,580

Hawaii(b) – 1.1%
Honolulu City & County GO Bonds Series A (NR/Aa1)
3,000,000	5.250	04/01/19	3,460,950

Idaho – 0.0%
Idaho Housing & Finance Association Revenue Bonds (Single Family Mortgage) Series B Class I (NR/Aa2)
70,000	5.250	07/01/29	74,071

Illinois – 1.5%
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB+/NR)
1,000,000	5.500	08/15/24	1,133,310
Kendall Kane & Will Counties IL Community Unit School District No. 308 Series 2014 (NR/Aa2)
2,000,000	4.125	02/01/30	2,116,500
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NATL-RE) (FGIC) (AA-/A3)(a)
1,500,000	0.000	11/01/19	1,367,550

			4,617,360

Indiana – 0.2%
Indiana Bond Bank Revenue Bonds (Special Program-Hendricks Regional Health) Series A (AA/NR)
500,000	5.500	02/01/29	563,690

Iowa – 0.5%
Waterloo Community School District Infrastructure Sales & Services Tax Revenue Bonds (Refunding) Series A (A/NR)
1,245,000	5.250	01/01/30	1,410,336

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Louisiana – 3.2%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Refunding-Independence Stadium Project) (A/NR)
$1,525,000	5.000%	03/01/21	$1,674,587
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (A/A3)
7,000,000	5.500	10/01/25	8,198,330

			9,872,917

Michigan(b) – 0.3%
Michigan State Hospital Finance Authority Revenue Bonds (McLaren Health Care) Series C (NR/Aa3)
1,000,000	5.000	08/01/15	1,010,870

Missouri – 81.6%
Arnold MO Certificates of Participation (A+/NR)
200,000	3.000	11/01/17	205,816
230,000	3.000	11/01/18	237,006
210,000	3.000	11/01/19	215,897
225,000	3.625	11/01/22	231,962
470,000	3.700	11/01/23	483,179
225,000	3.800	11/01/24	236,021
480,000	3.875	11/01/25	502,574
250,000	4.000	11/01/26	263,138
Belton MO Certificates of Participation (A+/NR)
500,000	5.125	03/01/25	548,725
500,000	5.250	03/01/29	548,260
Belton MO School District No. 124 Direct Deposit Program GO Bonds (Refunding) Series B (AA+/Aa1)
150,000	4.000	03/01/21	161,142
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-Combined Lien) Series A (AA+/Aa3)
1,000,000	5.000	10/01/33	1,125,540
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-St. Clair County Metrolink Project) (AGM) (AA/A2)
2,000,000	5.250	07/01/20	2,327,520
Boone County MO Hospital Revenue Bonds (NR/A3)
2,350,000	5.750	08/01/28	2,660,552
Boone County MO Hospital Revenue Bonds Series 2012 (NR/A3)
400,000	4.000	08/01/18	422,252
500,000	4.000	08/01/19	531,425
Branson MO Reorganized School District No. R-4 GO Bonds (AGM) (AA/A2)
1,000,000	5.000	03/01/18	1,003,140
Branson MO Reorganized School District No. R-4 GO Bonds Series 2012 (A+/NR)
2,000,000	4.000	03/01/27	2,101,060
Camdenton MO Reorganized School District No. RIII GO Bonds (Refunding & Improvement) (AGM) (AA/A2)
1,000,000	5.250	03/01/21	1,003,300
Cape Girardeau County MO Industrial Development Authority Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)
750,000	5.000	06/01/26	862,447
Cass County MO Reorganized School District No. R-2 Raymore-Peculiar Direct Deposit Program GO Bonds (AA+/NR)
1,000,000	5.000	03/01/18	1,038,560
Chesterfield MO Certificates of Participation (AMBAC) (NR/Aa1)
600,000	5.000	02/15/22	705,228

The accompanying notes are an integral part of these financial statements.	33

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Clay County MO Public School District No. 53 Liberty School Building Direct Deposit Program GO Bonds (AA+/NR)
$1,280,000	5.000%	03/01/25	$1,419,085
Clayton MO Special Obligation Revenue Bonds (Build America Bonds) Series B (AA+/NR)
810,000	5.200	12/01/23	888,602
Cole County MO Certificates of Participation (Jail Project) (NR/Aa3)(b)
660,000	4.300	12/01/15	675,543
1,400,000	4.500	12/01/15	1,434,566
Cottleville MO Certificates of Participation (Refunding) (NR/A2)
1,000,000	3.750	08/01/32	977,570
Duckett Creek MO Sewer District Revenue Bonds (Refunding-System) Series 2015 (NR/Aa3)
1,300,000	5.000	12/01/24	1,566,526
1,215,000	5.000	12/01/25	1,472,993
Gladstone MO Certificates of Participation Series A (XLCA) (NR/A1)
475,000	5.000	06/01/23	496,309
Grain Valley MO Certificates of Participation (Refunding) (NR/NR)
200,000	5.000	09/01/20	205,664
Great Rivers Greenway Metropolitan Park & Recreation District (Gateway Arch Project) Series 2014 (A+/A1)
1,000,000	5.000	12/30/26	1,174,700
Greene County MO Certificates of Participation (Refunding-Law Enforcement) (NR/A1)
425,000	2.500	07/01/15	425,888
Greene County MO GO Bonds Limited-Jamestown NID Project Series B (NR/A1)
4,280,000	5.000	04/01/32	4,756,621
Greenwood MO GO Build America Bonds Taxable Series B (AA-/NR)
500,000	5.625	03/01/25	573,980
Higginsville MO Sewage Systems Revenue Bonds (Build America Bonds-Taxable Direct Payment to Issuer) (BBB-/NR)
500,000	5.924	10/01/30	530,850
I-470 & 350 Transportation Development District MO Sales Tax Revenue Bonds (Refunding & Improvement) (Radian) (AA/WR)
280,000	4.600	06/01/29	280,129
Jackson County MO Consolidated School District Direct Deposit Program GO Bonds (AA+/NR)
2,365,000	5.000	03/01/25	2,618,481
Jackson County MO Consolidated School District No. 2 Direct Deposit Program GO Bonds (NATL-RE) (AA+/A3)
1,250,000	5.000	03/01/22	1,294,400
Jackson County MO Public Building Corp. Leasehold Revenue Bonds (Capital Improvements Project) Series B (NR/Aa3)(b)
1,085,000	4.500	12/01/16	1,153,410
Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (NATL-RE) (NR/Aa3)
500,000	5.000	12/01/20	534,290
Jackson County MO School District No. C-1 Hickman School Building Direct Deposit Program GO Bonds (AA+/NR)
500,000	5.000	03/01/24	553,150
Jackson County MO Special Obligation Revenue Bonds (Harry S. Truman Sports Complex) (AMBAC) (A/Aa3)(b)
1,360,000	5.000	12/01/16	1,456,383

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Jackson County MO Special Obligation Revenue Bonds (Refunding-Truman Sports Complex Project) Series 2014 (NR/Aa3)
$4,000,000	3.000%	12/01/16	$4,153,840
1,000,000	5.000	12/01/25	1,198,450
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Center Projects) (NR/Aa3)
890,000	4.000	12/01/17	960,942
595,000	4.250	12/01/23	656,910
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Control Project) Series B (NR/Aa3)
900,000	3.500	12/01/18	966,276
920,000	3.850	12/01/20	1,016,986
500,000	4.350	12/01/23	561,535
820,000	4.500	12/01/24	926,772
Jefferson County MO Consolidated Public Water Supply District No. C-1 Waterworks Revenue Bonds (Refunding) (A+/NR)
290,000	4.000	12/01/20	309,665
435,000	4.000	12/01/21	464,271
425,000	4.000	12/01/22	453,373
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health System Project) (BBB+/NR)
1,000,000	5.500	02/15/31	1,103,190
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Freeman Health System Project) Series 2014 (BBB+/NR)
1,895,000	5.000	02/15/27	2,121,813
Kansas City MO GO Bonds (Refunding & Improvement) Series A (AA/Aa2)
5,425,000	4.500	02/01/24	6,206,037
Kansas City MO Industrial Development Authority Revenue Bonds (AMBAC) (AA-/A1)
1,905,000	4.500	12/01/26	2,054,676
Kansas City MO Industrial Development Authority Revenue Bonds (Refunding & Downtown Redevelopment District) Series A (AA-/A1)
2,130,000	5.500	09/01/29	2,527,479
Kansas City MO Land Clearance Redevelopment Authority Revenue Bonds (Refunding & Improvement) (Municipal Auditorium-Garage) Series E (XLCA) (AA-/A1)
800,000	5.000	12/01/15	821,104
Kansas City MO Metropolitan Community Leasehold Jr. College Revenue Bonds (Refunding & Improvement) (NATL-RE) (FGIC) (NR/Aa2)(b)
1,075,000	5.000	07/01/16	1,133,233
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvement) Series C (AA-/A1)
1,000,000	5.500	04/01/19	1,118,450
1,575,000	5.500	04/01/23	1,759,637
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvement) Series D (AA-/A1)
135,000	6.431	04/01/18	143,274
Kansas City MO Special Obligation Revenue Bonds (Capital Appreciation) Series E (AA-/A1)(a)
4,465,000	0.000	02/01/18	4,238,491
Kansas City MO Special Obligation Tax Allocation (East Village Project) Series A (AA-/A1)
500,000	5.000	04/15/31	571,035

34	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Kirkwood MO Certificates of Participation (Build America Bonds-Taxable Direct Payment) (NR/Aa2)
$ 500,000	6.050%	09/01/30	$529,795
Kirkwood School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (NR/Aa2)
1,860,000	5.000	02/15/20	2,132,192
Kirkwood School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (NR/Aa2)
1,700,000	5.000	02/15/21	1,986,025
Ladue MO School District GO Bonds (Prerefunded-Refunding & Improvement) (NR/NR)
275,000	5.000	03/01/20	294,654
305,000	5.000	03/01/22	326,798
280,000	5.000	03/01/23	300,012
Ladue MO School District GO Bonds (Unrefunded-Refunding & Improvement) (AAA/NR)
225,000	5.000	03/01/20	242,955
240,000	5.000	03/01/22	259,198
220,000	5.000	03/01/23	237,347
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (AA-/NR)
1,000,000	5.000	12/01/20	1,156,860
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds (Refunding-Iatan 2 Project) Series A (NR/A2)
3,115,000	5.000	01/01/31	3,513,253
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds (Refunding-Prairie State Project) Series A (NR/A2)
1,000,000	5.000	06/01/17	1,087,220
1,500,000	5.000	12/01/17	1,655,205
Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (AA-/NR)
400,000	4.000	04/01/28	421,960
425,000	5.000	04/01/31	472,328
475,000	5.000	04/01/32	526,034
500,000	5.000	04/01/33	552,090
500,000	5.000	04/01/34	550,470
Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (AGM) (AA/A2)
830,000	5.250	03/01/21	891,644
700,000	5.250	03/01/22	751,856
Missouri State Board of Public Buildings Special Obligation (Refunding) Series A (AA+/Aa1)
2,450,000	5.000	10/01/21	2,885,242
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)
1,825,000	3.000	10/01/26	1,859,711
Missouri State Development Finance Board Cultural Facilities Revenue Bonds (Nilson Gallery Foundation) Series A (AA-/NR)
1,000,000	4.000	12/01/17	1,071,500
Missouri State Development Finance Board Revenue Bonds (Louis Convention Center) Series C (AA-/NR)(c)
1,205,000	0.140	12/01/20	1,205,000
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (State Revolving Funds Program) Series A (NR/Aaa)
400,000	5.500	01/01/23	460,552

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (State Revolving Funds Program) Series B (NR/Aaa)
$1,115,000	5.000%		07/01/17	$1,174,998
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance-State Revolving Funds Program) Series B (GO of Authority) (NR/Aaa)
380,000	5.125		01/01/18	381,098
5,000	5.000		01/01/22	5,013
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (A.T. Still University of Health Sciences) Series 2011 (A-/NR)
510,000	3.000		10/01/17	531,945
525,000	4.000		10/01/18	566,234
545,000	4.000		10/01/19	588,584
400,000	3.500		10/01/21	417,264
1,850,000	5.250		10/01/41	2,011,042
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Kansas City University of Medicine And Biosciences) Series A (NR/A1)
1,440,000	4.500		06/01/28	1,529,021
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Ranken Technical College) Series A (A-/A3)
1,000,000	5.125		11/01/31	1,119,830
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (University of Central Missouri) Series C (A/NR)
2,400,000	5.000		10/01/26	2,789,064
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Heartland Refunding Medical Center) (NR/A1)
2,000,000	5.000		02/15/37	2,159,480
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Prerefunded-Cox Health) Series A (NR/NR)
1,880,000	5.125		11/15/23	2,136,921
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (St. Lukes Episcopal) Series 2011 (A/NR)
2,270,000	5.000		12/01/25	2,635,810
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Unrefunded-Cox Health) Series A (NR/A2)
470,000	5.125		11/15/23	528,327
Missouri State Health & Educational Facilities Authority Revenue Bonds (BJC Health System) Series 2014 (AA/Aa2)
1,000,000	5.000		01/01/17	1,072,540
1,000,000	5.000		01/01/18	1,105,390
Missouri State Health & Educational Facilities Authority Revenue Bonds (BJC Health System) Series A (AA/Aa2)
1,225,000	5.000		05/15/18	1,229,226
8,700,000	0.100	(c)	05/15/38	8,700,000
Missouri State Health & Educational Facilities Authority Revenue Bonds (Children’s Mercy Hospital) (A+/NR)
1,000,000	5.000		05/15/23	1,126,690

The accompanying notes are an integral part of these financial statements.	35

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding & Improvement-Webster University Project) Series 2011 (NR/A2)
$2,000,000	5.000%	04/01/22	$2,318,100
2,000,000	5.000	04/01/25	2,302,520
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Lake Regional Health System) (BBB+/NR)
2,000,000	5.000	02/15/19	2,231,900
Missouri State Health & Educational Facilities Authority Revenue Bonds (SSM Health Care) Series B (A+/NR)
1,000,000	4.500	06/01/25	1,111,330
Missouri State Health & Educational Facilities Authority Revenue Bonds (St. Louis University) Series A (NR/A1)(c)
1,060,000	0.130	10/01/16	1,060,000
Missouri State Health & Educational Facilities Authority Revenue Bonds (St. Lukes Health System) Series A (AGM) (AA/A1)
1,000,000	5.000	11/15/19	1,140,410
Missouri State Health & Educational Facilities Authority Revenue Bonds (Variable-Washington University) Series B (JP Morgan Chase Bank NA) (AAA/Aaa)(c)
500,000	0.120	03/01/40	500,000
Missouri State Health & Educational Facilities Authority Revenue Bonds (Variable-Washington University) Series B (Wells Fargo Bank NA SPA) (AAA/Aaa)(c)
1,015,000	0.130	02/15/34	1,015,000
Missouri State Health & Educational Facility Revenue Bonds (St. Louis University) (U.S. Bank NA SPA) (NR/A1)(c)
7,395,000	0.120	07/01/32	7,395,000
Missouri State Highways & Transit Commission Road Revenue Bonds (Second Lien) (AAA/Aa1)(b)
1,165,000	5.250	05/01/17	1,271,213
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Courthouse Apartments LLC) Series 2009-1 (FHA) (AA+/NR)
610,000	5.250	07/01/42	641,824
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Samantha Heights Apartments Project) Series 2 (FHA) (AA+/NR)
500,000	4.375	07/01/30	523,430
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program Market Bonds) Series E-1 (FHLMC) (AA+/NR)
517,000	3.950	05/01/21	530,695
605,000	3.950	11/01/21	621,026
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program) (Non-AMT) Series E-4 (GNMA/FNMA/FHLMC) (AA+/NR)
235,000	1.500	05/01/15	235,000
295,000	3.600	11/01/23	311,597
440,000	3.750	05/01/24	466,638
370,000	3.800	05/01/25	389,851

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State University Auxiliary Enterprise System Revenue Bonds (Refunding) Series A (A+/A1)
$1,170,000	4.000%	04/01/19	$1,282,870
2,835,000	4.000	04/01/26	3,039,829
Monarch-Chesterfield MO Levee District Special Tax (A-/NR)
3,425,000	4.000	03/01/19	3,594,743
North Kansas City MO Levee District (Improvement) Series 2011 (A-/NR)
275,000	3.000	04/01/18	283,115
280,000	3.000	04/01/19	288,761
265,000	3.250	04/01/20	273,146
275,000	4.000	04/01/21	295,884
315,000	4.000	04/01/22	338,921
385,000	4.500	04/01/27	415,561
405,000	4.500	04/01/28	435,578
425,000	4.625	04/01/29	457,742
445,000	4.750	04/01/30	483,408
North Kansas City MO School District No. 74 Certificates of Participation Series 2015 (NR/Aa3)
520,000	3.000	09/01/17	542,464
540,000	3.000	09/01/18	567,767
Northwest Missouri State University Revenue Bonds (Housing System) (NR/A3)
1,535,000	2.000	06/01/19	1,508,874
2,750,000	4.000	06/01/26	2,918,602
2,925,000	4.000	06/01/27	3,072,010
1,000,000	4.000	06/01/28	1,043,810
O’Fallon MO Certificates of Participation (NATL-RE) (NR/Aa3)
1,000,000	5.250	11/01/18	1,133,570
O’Fallon MO Special Obligation Revenue Bonds Series 2012 (AA-/NR)
1,135,000	4.000	11/01/22	1,225,789
OTC Public Building Corp. MO Build America Bonds Revenue Bonds Series 2010 (AGM) (AA/NR)
1,000,000	6.400	03/01/30	1,148,250
OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding-Ozarks Technical Community College) (AGM) (AA/NR)
1,500,000	5.000	03/01/19	1,684,170
Ozark MO Certificates of Participation Series 2014 (A+/NR)
500,000	5.000	09/01/44	538,740
Ozark MO Reorganized School District No. R-6 GO Bonds (Direct Deposit Program) (AGM) (AA+/A2)
440,000	5.000	03/01/22	472,692
Platte County MO Industrial Development Authority Transportation Revenue Bonds (Refunding & Improvement-Zona Rosa Retail Project) (AA-/NR)
435,000	5.000	12/01/18	481,301
850,000	5.000	12/01/20	940,015
Republic MO Special Obligation Revenue Bonds (A/NR)
175,000	2.500	05/01/15	175,000
150,000	2.650	05/01/16	151,716
330,000	2.500	08/01/16	333,300

36	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Republic MO Special Obligation Revenue Bonds (A/NR) – (continued)
$ 125,000	3.000%	05/01/17	$127,573
345,000	3.000	08/01/17	352,207
150,000	3.150	05/01/18	153,618
360,000	3.000	08/01/18	366,797
150,000	3.300	05/01/19	154,616
250,000	3.500	05/01/20	257,668
300,000	3.750	05/01/21	317,487
325,000	3.875	05/01/22	344,442
Ritenour MO School District Direct Deposit Program GO Bonds (AA+/NR)
1,740,000	4.500	03/01/17	1,798,203
Riverside MO Tax Increment Revenue Tax Allocation (L-385 Levee Project) (A/NR)(b)
1,000,000	5.250	05/01/15	1,000,000
Rolla MO Certificates of Participation Series B (A+/NR)
225,000	3.150	07/01/27	218,774
410,000	3.450	07/01/32	394,527
Saint Charles MO GO Bonds (Neighborhood Improvement District-Phase Two) Series B (NR/Aa2)
1,035,000	3.000	03/01/27	1,028,852
Saint Charles MO GO Bonds (Neighborhood Improvement District-Phase Two) Series B (NR/Aa2)
645,000	3.000	03/01/23	650,921
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series 2012 (AA+/NR)
3,000,000	4.000	04/01/23	3,299,730
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series A (AA+/NR)
1,300,000	4.000	04/01/23	1,429,883
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series B (AA+/NR)
2,675,000	4.000	04/01/24	2,900,101
Springfield MO Public Building Corp. Leasehold Revenue Bonds (Taxable Improvement-Branson National Airport) (NR/Aa2)
540,000	6.750	03/01/28	607,900
575,000	6.850	03/01/29	646,599
Springfield MO Public Building Corp. Revenue Bonds (AMT-Springfield Branson Airport) Series B (AMBAC) (NR/Aa2)
400,000	5.000	07/01/16	419,948
Springfield MO Public Utility Revenue Certificates of Participation (Lease Purchase for Various Projects) Series A (NATL-RE) (AA/Aa3)
1,000,000	5.000	12/01/18	1,026,150
Springfield MO Special Obligation Revenue Bonds (College Station Garage Project) Series A (NR/Aa3)
190,000	4.500	11/01/18	206,895
530,000	4.500	11/01/19	576,720
610,000	4.500	11/01/20	663,613

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Springfield MO Special Obligation Revenue Bonds (College Station Garage Project) Series A (NR/Aa3) – (continued)
$ 645,000	4.750%	11/01/21	$705,482
685,000	4.750	11/01/22	749,054
Springfield MO Special Obligation Revenue Bonds (Heers Garage Project) Series B (NR/Aa3)
385,000	4.750	11/01/21	421,101
405,000	4.750	11/01/22	442,872
Springfield MO Special Obligation Revenue Bonds (Sewer Systems Improvement Project) Series 2012 (NR/Aa2)
1,275,000	5.000	04/01/22	1,497,181
1,340,000	5.000	04/01/23	1,599,960
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation (AA/NR)
2,115,000	4.000	12/01/20	2,155,396
100,000	5.200	12/01/31	102,571
St. Charles County MO Water Supply District No. 2 Certificates of Participation (AA/NR)
650,000	5.375	12/01/36	666,978
St. Charles MO Certificates of Participation Build America Bonds Series B (NR/Aa3)
1,250,000	5.650	02/01/30	1,276,000
St. Charles MO Certificates of Participation Series 2012 (NR/A1)
1,000,000	3.000	05/01/22	1,021,160
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Ranken Jordan Project) (NR/NR)
490,000	5.000	11/15/15	493,959
515,000	5.000	11/15/16	526,469
St. Louis County MO Library District Certificates of Participation (AA/Aa2)
1,855,000	4.000	04/01/25	2,042,262
1,930,000	4.000	04/01/26	2,091,753
2,010,000	4.000	04/01/27	2,147,564
St. Louis County MO Parkway School District No. C-2 GO Bonds (Refunding & Improvement) (AAA/NR)
400,000	3.250	03/01/19	428,060
St. Louis County MO Parkway School District No. C-2 GO Bonds Series B (AAA/NR)
1,000,000	4.000	03/01/32	1,080,960
St. Louis County MO Regional Convention & Sports Complex Authority Revenue Bonds (Refunding-Convention & Sports Facilities) Series B (AA/NR)
875,000	5.000	08/15/20	1,015,831
St. Louis County MO Special Obligation Revenue Bonds Series 2009 (AA/Aa2)
1,500,000	3.000	05/15/17	1,567,170
St. Louis County MO Special School District Certificates of Participation (Lease) Series B (AA/NR)
1,735,000	4.000	04/01/26	1,863,737
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) Series 2012 (AMT) (A-/A3)
1,280,000	5.000	07/01/23	1,448,102

The accompanying notes are an integral part of these financial statements.	37

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) Series B (AMT) (AGM) (AA/A2)
$2,000,000	5.000%		07/01/24	$2,140,820
St. Louis MO Junior College District Building Corp. Leasehold Revenue Bonds (AA/NR)
100,000	4.000		04/01/16	103,418
St. Louis MO Junior College District Building Corp. Leasehold Revenue Bonds (Refunding) (AA/NR)
750,000	3.000		04/01/21	786,023
800,000	3.000		04/01/22	835,040
800,000	3.000		04/01/23	827,784
St. Louis MO Parking Revenue Bonds Series A (NATL-RE) (AA-/A3)
1,275,000	5.000		12/15/22	1,363,102
St. Louis MO Special Administrative Board Transitional School District GO Bonds (Direct Deposit Program) (AA+/NR)
4,250,000	5.000		04/01/21	4,736,880
St. Peters MO Certificates of Participation (Refunding) Series 2013 (NR/A1)
695,000	3.250		05/01/21	729,639
Taney County MO Certificates of Participation (NATL-RE) (NR/A1)
1,095,000	4.500		04/01/17	1,130,971
Truman State University MO Housing System Revenue Bonds (Refunding) (NR/A1)
765,000	4.000		06/01/21	843,107
Valley Park MO School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (A+/NR)
300,000	2.750		03/01/17	311,226
345,000	3.000		03/01/18	364,844
360,000	3.000	(b)	03/01/18	380,707
385,000	3.150	(b)	03/01/18	408,751
700,000	3.300	(b)	03/01/18	746,102
Wentzville R-IV School District MO Lease Certificates of Participation Series 2012 (NR/Aa3)
340,000	3.000		04/01/17	354,576
560,000	3.000		04/01/18	582,814
1,270,000	3.250		04/01/21	1,310,957
Willard MO Certificates of Participation (Parks & Recreation Project) Series B (A-/NR)
625,000	6.625		06/01/28	693,231

				250,679,701

New Hampshire – 1.1%
New Hampshire Health & Education Facilities Authority Revenue Bonds (Concord Hospital) Series A (NR/A2)
1,340,000	4.000		10/01/22	1,489,450
1,750,000	4.000		10/01/33	1,758,873

				3,248,323

New Jersey(c) – 2.0%
New Jersey State Economic Development Authority Revenue Bonds School Facilities Construction (Refunding) Series F (A-/A3)
6,000,000	2.026		02/01/18	6,152,880

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Pennsylvania – 0.4%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
$1,000,000	5.000%	10/01/25	$1,086,600

Virginia – 1.5%
Fairfax County VA Economic Development Authority Revenue Bonds (Refunding Facilities Project) Series A (AA+/Aa1)
3,900,000	5.000	10/01/23	4,767,243

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $282,502,465)			$294,647,666

Shares	Description		Value
Investment Company – 2.5%
T. Rowe Price Tax-Free High Yield Fund (NR/NR)
627,803			$7,508,520
(Cost $7,000,000)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(d) – 0.3%
Repurchase Agreement – 0.3%
State Street Bank & Trust Co.
$1,040,000	0.000%	05/01/15	$1,040,000
Maturity Value: $1,040,000
(Cost $1,040,000)

TOTAL INVESTMENTS – 98.7%
(Cost $290,542,465)			$303,196,186

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.3%			4,112,112

NET ASSETS – 100.0%			$307,308,298

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Prerefunded security. Maturity date disclosed is prerefunding date.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at April 30, 2015.

(d)	Repurchase agreement was entered into on April 30, 2015. This agreement was fully collateralized by $745,000 U.S. Treasury Bond, 8.000%, due 11/15/21 with a market value of $1,065,578.
Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

38	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Investment Abbreviations:
AGM	—Insured by Assured Guaranty Municipal Corp.
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
FGIC	—Insured by Financial Guaranty Insurance Co.
FHA	—Insured by Federal Housing Administration
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
NATL-RE	—Insured by National Reinsurance Corp.
NR	—Not Rated
Radian	—Insured by Radian Asset Assurance
SPA	—Stand-by Purchase Agreement
VA	—Veterans Administration
WR	—Withdrawn Rating
XLCA	—Insured by XL Capital Assurance, Inc.

PORTFOLIO COMPOSITION

	AS OF 4/30/15	AS OF 10/31/14

Lease	19.9%	19.0%
General Obligation	16.8	19.6
Hospital	15.2	16.9
Education	14.9	16.8
General	13.2	13.1
Prerefunded/Escrow to Maturity	6.1	2.8
Water/Sewer	3.3	2.3
Investment Company	2.5	2.4
Transportation	2.3	3.3
Power	2.0	1.2
Single Family Housing	1.0	1.1
Crossover	0.8	1.2
Multi Family Housing	0.4	0.4
Short-term Investment	0.3	0.0

TOTAL INVESTMENTS	98.7%	100.1%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	39

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

April 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 92.3%
Arizona – 0.5%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$ 450,000	5.000%	01/01/25	$507,794

California(a) – 2.0%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NATL-RE) (FGIC) (AA-/A3)
670,000	0.000	07/01/27	437,349
San Marcos Unified School District GO Bonds (Capital Appreciation) (AA-/Aa3)
2,275,000	0.000	08/01/24	1,740,466

			2,177,815

Florida(b) – 0.7%
Miami-Dade County FL GO Bonds (Building Better Communities Program) Series 2005 (NATL-RE) (AA/Aa2)
750,000	5.000	07/01/15	755,700

Illinois(a) – 0.4%
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NATL-RE) (FGIC) (AA-/A3)
500,000	0.000	11/01/19	455,850

Kansas – 82.0%
Allen County KS Public Building Community Revenue Bonds (Allen County Hospital Project) Series 2012 (A/NR)
1,090,000	5.000	12/01/27	1,235,090
1,140,000	5.000	12/01/28	1,285,988
1,195,000	5.000	12/01/29	1,335,197
Burlington KS Environment Improvement Revenue Bonds (Refunding-Kansas City Power & Light) Series A (AAA/Aa1)(c)
1,700,000	0.100	09/01/35	1,700,000
Burlington KS Pollution Control Revenue Bonds (Refunding Gas & Electric) (NATL-RE) (AA-/A2)
190,000	4.850	06/01/31	196,620
Butler County KS Unified School District No. 490 GO Bonds (Refunding-School Building) Series A (AA-/NR)
500,000	5.000	09/01/18	560,645
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (NR/WR)
1,000,000	5.250	09/01/24	1,159,690
City of Abilene KS Public Building Commission Revenue Bonds Series 2011 (AA-/NR)
595,000	4.150	12/01/27	637,162
City of Manhattan KS Hospital Revenue Bonds (Refunding-Mercy Regional Hospital Center, Inc.) Series 2013 (A+/NR)
1,000,000	4.000	11/15/16	1,050,370
2,000,000	5.000	11/15/29	2,269,160
City of McPherson KS Water System Revenue Bonds Series 2012 (Refunding) (A+/NR)
235,000	3.000	10/01/17	242,506
500,000	3.000	10/01/18	517,210
655,000	4.000	10/01/19	706,522

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Coffeyville Public Building Commission Health Care Facilities Revenue Bonds Regional Medical Center (Refunding) Series 2012 (A+/NR)
$1,115,000	3.000%	08/01/18	$1,137,557
County of Shawnee KS Certificates of Participation First Responders Communications Projects Series 2012 (NR/Aa3)
1,145,000	4.000	09/01/26	1,218,887
Cowley County KS Unified School District No. 470 Arkansas City GO Bonds (Refunding) (A-/NR)
235,000	4.000	09/01/18	250,693
Dodge City KS Industrial Revenue Bonds (Dodge City Community College Activity Center) Series 2014 (A+/NR)
735,000	2.000	07/15/17	751,075
Dodge City KS Revenue Bonds (Refunding & Improvement) Series B (A+/NR)
1,815,000	4.000	09/01/20	1,989,676
Harvey County KS Unified School District No. 373 Newton GO Bonds (Refunding) Series 2014 (A+/NR)
550,000	2.000	09/01/17	564,641
Jackson County KS Unified School District No. 336 Denison-Holton GO Bonds (Refunding & Improvement) Series B (NR/A2)
510,000	2.000	09/01/15	512,672
Johnson & Miami County KS Unified School District No. 230 GO Bonds (Refunding) (NR/Aa3)
1,000,000	3.000	09/01/18	1,057,100
Johnson County KS Park & Recreation District Certificates of Participation Series A (NR/Aa2)
1,000,000	4.000	09/01/23	1,096,260
Johnson County KS Public Building Commission Lease Purchase Revenue Bonds (Refunding) Series C (AAA/Aaa)
750,000	4.000	09/01/18	814,860
500,000	4.000	09/01/20	555,310
Johnson County KS Unified School District No. 229 GO Bonds Series A (AA+/Aaa)
945,000	4.000	10/01/23	1,036,022
Johnson County KS Unified School District No. 231 GO Bonds (Improvement) Series 2013-A (AA-/NR)
2,395,000	5.000	10/01/22	2,869,018
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (FGIC) (AA-/A3)
500,000	6.000	10/01/16	538,615
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series B (AMBAC) (AA-/NR)
925,000	5.000	10/01/22	982,017
Junction City KS GO Bonds (Refunding Water & Sewer System) Series B (A+/NR)
825,000	5.500	09/01/36	975,224
Junction City KS GO Bonds (Refunding) Series A (A+/NR)
560,000	5.000	09/01/18	616,571
600,000	5.000	09/01/33	683,808
600,000	5.000	09/01/34	679,692
Kansas Development Finance Authority Revenue Bonds (Wichita University Project) Series A (NR/Aa3)
525,000	3.000	06/01/23	534,912

40	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas Development Finance Authority Revenue Bonds (Wichita University Union Corporation Student Housing Project) Series F-1 (NR/Aa3)
$1,000,000	5.000%	06/01/24	$1,169,480
Kansas State Department of Transportation Revenue Bonds Series C-2 (NR/Aa2)(c)
3,000,000	0.140	09/01/22	3,000,000
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Hays Medical Center, Inc.) Series L (NR/A2)
1,750,000	5.000	11/15/20	1,791,073
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Hays Medical Center, Inc.) Series Q (NR/A2)
750,000	5.000	05/15/35	824,130
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) (AA-/Aa2)
1,000,000	5.500	11/15/23	1,183,610
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) Series D (AA-/Aa2)
800,000	5.000	11/15/24	878,200
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities) Series A-1 (A-/A1)
500,000	4.875	07/01/27	521,845
1,425,000	5.250	07/01/31	1,491,177
Kansas State Development Finance Authority Revenue Bonds (Board of Regents University Housing) Series A (NATL-RE) (AA-/NR)
30,000	5.000	04/01/24	30,000
Kansas State Development Finance Authority Revenue Bonds (Department of Commerce) Series K (AA-/A3)
2,000,000	3.500	06/01/23	2,070,980
Kansas State Development Finance Authority Revenue Bonds (Health Facilities) Series F (NR/A2)
1,000,000	5.000	11/15/26	1,135,270
Kansas State Development Finance Authority Revenue Bonds (Kansas Project) Series M-1 (AA-/Aa3)
500,000	5.000	11/01/16	533,255
1,500,000	5.000	11/01/20	1,727,085
2,000,000	5.000	11/01/27	2,284,080
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series K (NATL-RE) (AA-/Aa3)(b)
1,000,000	5.250	11/01/17	1,108,660
Kansas State Development Finance Authority Revenue Bonds (Sisters of Charity of Leavenworth) Series A (AA-/Aa3)
1,750,000	5.250	01/01/25	2,010,820
Kansas State Development Finance Authority Revenue Bonds (Transportation Revolving Fund Trust) (AA+/Aa1)
1,105,000	5.000	10/01/21	1,126,448
Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Fund II) (AAA/Aaa)
280,000	5.500	05/01/17	306,790
Leavenworth County KS Unified School District No. 453 GO Bonds (Refunding & Improvement) Series A (AGM) (NR/Aa3)(b)
1,455,000	5.250	09/01/19	1,703,121

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Leavenworth County KS Unified School District No. 458 GO Bonds (Refunding & Improvement) Series A (NR/Aa3)(b)
$1,415,000	5.250%		09/01/19	$1,646,565
Leavenworth County KS Unified School District No. 464 GO Bonds (Refunding & Improvement) Series B (NR/A1)
500,000	4.000		09/01/26	538,430
Leavenworth County KS Unified School District No. 464 Tonganoxie GO Bonds (Improvement) Series A (NATL-RE) (AA-/A3)(b)
150,000	5.000		09/01/15	152,363
Lyons KS Public Building Commission Revenue Bonds (A+/NR)
315,000	5.000		10/01/23	353,250
Miami County Unified School District No. 367 Osawatomie, KS GO Bonds (Refunding) Series A (AGM) (AA/A2)(b)
1,310,000	5.000		09/01/15	1,330,633
Miami County Unified School District No. 416 Louisburg, KS GO Bonds (Refunding & Improvement) (NATL-RE) (AA-/A3)
365,000	5.000	(b)	09/01/16	387,619
1,285,000	5.000		09/01/17	1,359,170
Olathe KS Health Facilities Revenue Bonds (Medical Center Project) Series 2008 (A+/NR)
1,195,000	5.125		09/01/21	1,306,697
Pratt County KS Public Building Commission Revenue Bonds (A+/NR)
300,000	5.000		12/01/19	335,373
400,000	5.000		12/01/20	451,040
Reno County KS Unified School District No. 308 Hutchinson GO Bonds Series A (NATL-RE) (NR/Aa3)
500,000	4.500		09/01/22	540,545
Reno County KS Unified School District No. 313 GO Bonds Series A (NR/A2)
1,930,000	4.000		09/01/26	2,021,019
Sedgwick County KS Public Building Commission Revenue Bonds (Technical Education Complex Project) Series 2008-1 (NR/Aaa)
1,000,000	5.250		08/01/18	1,127,580
Sedgwick County KS Unified School District No. 261 GO Bonds (Prerefunded-Refunding & School Improvement) Series 2007 (AGM) (AA/NR)(b)
1,475,000	5.000		11/01/17	1,631,999
Sedgwick County KS Unified School District No. 261 GO Bonds (Unrefunded-Refunding & School Improvement) Series 2007 (AGM) (AA/NR)
25,000	5.000		11/01/32	27,194
Sedwick & Shawnee County KS Single Family Mortgage Revenue Bonds (Mortgage Backed Securities Program) AMT Series B-3 (FHLMC/FNMA/GNMA) (NR/Aa1)
415,000	5.250		12/01/38	423,445
Seward County KS Unified School District No. 480 GO Bonds (Refunding & Improvement) (A+/A1)
1,000,000	5.000		09/01/23	1,180,960
Shawnee County KS Certificates of Participation (Refunding) Series B (NR/Aa3)
795,000	3.000		09/01/18	834,551

The accompanying notes are an integral part of these financial statements.	41

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Shawnee County KS Certificates of Participation (Refunding) Series B (NR/Aa3) – (continued)
$ 820,000	3.000%	09/01/19	$867,043
845,000	3.000	09/01/20	891,391
Shawnee County KS Certificates of Participation Health Agency Parks & Recreation Projects (NR/A1)
200,000	3.750	09/01/18	207,012
Shawnee County KS Certificates of Participation Series 2015 (NR/Aa3)
485,000	4.000	09/01/30	514,478
1,000,000	4.000	09/01/31	1,056,290
1,065,000	5.000	09/01/32	1,235,389
Shawnee County KS GO Bonds (Refunding) Series 2015 (NR/Aa2)
435,000	3.000	09/01/22	465,407
450,000	3.000	09/01/23	477,936
490,000	3.000	09/01/25	509,438
Sumner County KS Unified School District No. 353 Wellington GO Bonds (Refunding) Series 2006 (NATL-RE) (AA-/A3)
650,000	4.200	09/01/24	656,578
Topeka KS GO Bonds (Refunding) Series B (AA/Aa3)
1,360,000	2.500	08/15/19	1,363,196
Topeka KS Public Building Commission Revenue Bonds (Refunding 10th & Jackson Project) Series A (NATL-RE) (AA-/A3)
35,000	5.000	06/01/16	36,659
1,000,000	5.000	06/01/23	1,126,060
Topeka KS Public Building Commission Revenue Bonds (Refunding Department of Social and Rehabilitation Project) Series B (NATL-RE) (AA-/A3)
300,000	5.000	06/01/23	337,818
475,000	5.000	06/01/24	534,570
University of Kansas Hospital Authority Health Facilities Revenue Bonds (Refunding & Improvement) (Kansas University Health System) (A+/NR)
530,000	5.000	09/01/29	609,256
Washburn University KS Revenue Bonds Series 2014 (Refunding) (NR/A1)
435,000	3.000	07/01/20	461,465
460,000	3.000	07/01/22	491,469
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds Series A (BHAC) (AA+/Aa1)
1,000,000	5.000	09/01/24	1,128,730
Wyandotte County KS School District No. 500 GO Bonds (Refunding) (AA-/Aa2)
1,405,000	4.000	09/01/20	1,573,305
Wyandotte County KS Unified Government Utility System (Refunding & Improvement) Revenue Bonds Series 2011-A (A+/NR)
1,400,000	5.000	09/01/20	1,631,784
Wyandotte County Unified School District No. 204 GO Bonds (Unrefunded) (Refunding & Improvement) Series A (NATL-RE) (NR/A1)
750,000	5.000	09/01/21	760,800

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Wyandotte County-Kansas City Unified Government Special Obligation Revenue Bonds (Refunding-Sales Tax-KS International Speedway Corp. Project) Series 2014 (A+/NR)
$ 300,000	5.000%	12/01/16	$320,184
400,000	5.000	12/01/17	439,560
Wyandotte County-Kansas City Unified Government Special Obligation Revenue Bonds (Sub Lien-Redevelopment Project Area) (Refunding) Series B (AA-/NR)
455,000	5.000	12/01/16	483,906

			90,484,951

Louisiana – 2.1%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (A/A3)
2,000,000	5.500	10/01/25	2,342,380

Maryland – 0.8%
Maryland State Transportation Authority Passenger Facility Charge Revenue Bonds (AMT) Series B (A+/A2)
945,000	2.500	06/01/25	877,565

Massachusetts – 0.3%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
295,000	5.300	01/01/30	315,662

Michigan(b) – 0.7%
Michigan State Hospital Finance Authority Revenue Bonds (McLaren Health Care) Series C (NR/Aa3)
750,000	5.000	08/01/15	758,152

Pennsylvania – 0.6%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
605,000	5.000	10/01/25	657,393

South Carolina – 1.4%
Kershaw County SC Public School Foundation Installment Power Revenue Bonds (School District Project) (AGC) (AA/A3)
500,000	5.000	12/01/28	531,280
South Carolina Transportation Infrastructure Bank Revenue Bonds Series A (XLCA) (NR/A1)
1,000,000	5.000	10/01/22	1,061,780

			1,593,060

Washington – 0.8%
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (A/A2)
750,000	5.250	07/01/25	867,225

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $96,827,731)			$101,793,547

42	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Shares	Description	Value
Investment Company – 2.5%
T. Rowe Price Tax-Free High Yield Fund (NR/NR)
233,184		$2,788,879
(Cost $2,600,000)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(d) – 4.1%
Repurchase Agreement – 4.1%
State Street Bank & Trust Co.
$4,553,000	0.000%	05/01/15	$4,553,000
Maturity Value: $4,553,000
(Cost $4,553,000)

TOTAL INVESTMENTS – 98.9%
(Cost $103,980,731)			$109,135,426

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%			1,174,193

NET ASSETS – 100.0%			$110,309,619

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(b)	Prerefunded security. Maturity date disclosed is prerefunding date.
(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at April 30, 2015.
(d)	Repurchase agreement was entered into on April 30, 2015. This agreement was fully collateralized by $3,250,000 U.S. Treasury Bond, 8.000%, due 11/15/21 with a market value of $4,648,495.
Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	—Insured by Assured Guaranty Corp.
AGM	—Insuredby Assured Guaranty Municipal Corp.
AMBAC	—Insuredby American Municipal Bond Assurance Corp.
AMT	—AlternativeMinimum Tax
BHAC	—BerkshireHathaway Assurance Corp.
FGIC	—Insuredby Financial Guaranty Insurance Co.
FHLMC	—FederalHome Loan Mortgage Corp.
FNMA	—FederalNational Mortgage Association
GNMA	—GovernmentNational Mortgage Association
GO	—GeneralObligation
NATL-RE	—Insuredby National Reinsurance Corp.
NR	—Not Rated
WR	—WithdrawnRating
XLCA	—Insuredby XL Capital Assurance, Inc.

PORTFOLIO COMPOSITION

	AS OF 4/30/15	AS OF 10/31/14

General Obligation	26.2%	32.2%
Hospital	18.2	19.1
Lease	15.8	15.1
Prerefunded/Escrow to Maturity	8.9	6.5
General	5.8	5.1
Education	5.3	5.5
Transportation	4.5	5.8
Power	3.0	4.4
Water/Sewer	2.7	2.8
Investment Company	2.5	2.6
Crossover	1.2	0.0
Single Family Housing	0.4	0.4
Student	0.3	0.3
Short-term Investment	4.1	0.6

TOTAL INVESTMENTS	98.9%	100.4%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	43

COMMERCE FUNDS

Statements of Assets and Liabilities

April 30, 2015 (Unaudited)

	Growth Fund	Value Fund	MidCap Growth Fund
Assets:
Investments at value (identified cost $56,822,800, $191,376,248, $52,648,800, $923,178,089, $164,339,432, $257,918,684, $290,542,465 and $103,980,731, respectively)	$73,551,672	$225,051,465	$66,325,731
Cash	—	576,912	51
Receivables:
Interest and dividends	33,709	340,751	18,017
Investments sold	1,200,450	—	—
Fund shares sold	14,900	246,842	21,294
Reimbursement from adviser	—	—	—
Other	3,988	13,701	3,755
Total Assets	74,804,719	226,229,671	66,368,848

Liabilities:
Due to custodian	1,002,727	—	—
Payables:
Investments purchased	—	—	—
Dividends	—	—	—
Fund shares redeemed	412	511,189	197
Advisory fees	40,666	66,271	36,171
Deferred trustee fees	36,036	31,948	18,260
Administrative fees	9,384	28,129	8,347
Accrued expenses	15,636	25,668	11,619
Total Liabilities	1,104,861	663,205	74,594

Net Assets:
Paid-in capital	52,398,795	183,044,270	49,002,829
Undistributed (distributions in excess of) net investment income	252,680	299,242	144,879
Accumulated net realized gain (loss)	4,319,511	8,547,737	3,469,615
Net unrealized gain on investments	16,728,872	33,675,217	13,676,931
Net Assets	$73,699,858	$225,566,466	$66,294,254

Shares Outstanding/Net Asset Value
Total shares outstanding, no par value (unlimited number of shares authorized):	2,584,593	7,013,417	1,862,869
Net asset value (net assets/shares outstanding)	$28.52	$32.16	$35.59

44	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Bond Fund	Short-Term Government Fund	National Tax-Free Intermediate Bond Fund	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund

$972,757,121	$167,135,235	$265,807,372	$303,196,186	$109,135,426
79,040	282	794	1,561,819	388

7,863,296	625,369	3,019,411	2,621,122	1,066,960
—	—	12,404,358	—	—
771,920	79,001	177,784	769,347	362,261
—	15,864	—	—	17,521
52,465	7,756	14,718	16,477	5,795
981,523,842	167,863,507	281,424,437	308,164,951	110,588,351

—	—	—	—	—

4,349,134	—	5,082,222	—	—
1,877,048	79,786	451,145	520,406	170,349
317,196	18,861	322,005	118,797	9,772
307,994	60,128	85,514	92,040	44,162
183,732	37,006	54,794	66,166	23,871
120,687	20,485	34,048	37,964	13,643
143,367	21,444	38,682	21,280	16,935
7,299,158	237,710	6,068,410	856,653	278,732

929,986,360	170,960,072	267,836,667	300,566,449	106,160,475
(6,842,909)	(1,836,174)	348,030	71,847	12,524
1,502,201	(4,293,904)	(717,358)	(5,983,719)	(1,018,075)
49,579,032	2,795,803	7,888,688	12,653,721	5,154,695
$974,224,684	$167,625,797	$275,356,027	$307,308,298	$110,309,619

47,788,692	9,568,667	14,122,808	15,727,561	5,677,522
$20.39	$17.52	$19.50	$19.54	$19.43

The accompanying notes are an integral part of these financial statements.	45

COMMERCE FUNDS

Statements of Operations

For the Six Months Ended April 30, 2015 (Unaudited)

	Growth Fund	Value Fund	MidCap Growth Fund
Investment Income:
Interest	$—	$—	$—
Dividends	659,075	3,766,821	492,580
Total Investment Income	659,075	3,766,821	492,580

Expenses:
Advisory fees	239,618	352,285	211,695
Administration fees	55,296	176,142	48,853
Custody and accounting fees	19,990	21,257	19,186
Professional fees	15,505	20,529	13,534
Transfer Agent fees	13,386	58,870	10,960
Registration fees	10,984	20,047	10,476
Shareowner servicing fees	9,198	134,076	5,329
Trustee fees	2,820	7,924	2,292
Printing and mailing fees	2,538	9,372	2,006
Other	10,523	12,549	9,243
Total Expenses	379,858	813,051	333,574
Less — expense reimbursements	—	—	—
Net Expenses	379,858	813,051	333,574
Net Investment Income	279,217	2,953,770	159,006

Realized and unrealized gain (loss)
Net realized gain (loss)	4,433,433	9,299,248	3,493,287
Net change in unrealized gain (loss)	(909,670)	(5,117,992)	(112,060)
Net realized and unrealized gain	3,523,763	4,181,256	3,381,227
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,802,980	$7,135,026	$3,540,233

46	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Bond Fund	Short-Term Government Fund	National Tax-Free Intermediate Bond Fund	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund

$17,728,556	$981,418	$3,597,897	$4,565,698	$1,506,371
117,317	—	116,847	148,714	55,236
17,845,873	981,418	3,714,744	4,714,412	1,561,607

1,800,545	281,808	510,247	553,783	262,518
693,532	89,351	202,011	228,133	80,629
77,838	23,871	34,367	37,183	22,026
140,020	16,775	46,997	32,780	22,817
39,631	9,187	10,908	13,440	9,019
16,159	11,024	5,769	3,388	11,351
321,871	38,012	22,472	57,691	18,276
30,358	3,652	9,106	10,467	3,735
27,740	4,000	9,082	10,076	3,355
33,696	6,757	15,156	16,822	9,814
3,181,390	484,437	866,115	963,763	443,540
—	(79,379)	—	—	(67,272)
3,181,390	405,058	866,115	963,763	376,268
14,664,483	576,360	2,848,629	3,750,649	1,185,339

1,502,995	(2,424)	1,469,606	431,531	31,774
317,806	213,937	(862,638)	(314,256)	179,762
1,820,801	211,513	606,968	117,275	211,536
$16,485,284	$787,873	$3,455,597	$3,867,924	$1,396,875

The accompanying notes are an integral part of these financial statements.	47

COMMERCE FUNDS

Statements of Changes in Net Assets

	Growth Fund		Value Fund
	For the Six Months Ended April 30, 2015 (Unaudited)	For the Fiscal Year Ended October 31, 2014	For the Six Months Ended April 30, 2015 (Unaudited)	For the Fiscal Year Ended October 31, 2014
From Operations:
Net investment income	$279,217	$623,664	$2,953,770	$4,858,026
Net realized gain	4,433,433	16,958,856	9,299,248	6,770,659
Net change in unrealized gain (loss)	(909,670)	(2,406,226)	(5,117,992)	10,073,806
Net increase in net assets resulting from operations	3,802,980	15,176,294	7,135,026	21,702,491

Distributions to Shareholders:
From net investment income	(635,572)	(614,637)	(2,960,759)	(4,888,623)
From net realized gains	(16,926,544)	(13,379,736)	(6,705,421)	(123,948)
Total distributions to shareholders	(17,562,116)	(13,994,373)	(9,666,180)	(5,012,571)

From Share Transactions:
Proceeds from sales of shares	12,020,001	10,565,007	25,381,127	100,718,728
Proceeds received in connection with in-kind sale	—	—	—	—
Reinvestment of distributions	6,345,334	7,605,254	5,361,027	2,273,146
Cost of shares redeemed	(6,403,698)	(47,291,295)	(39,969,741)	(41,098,115)
Net increase (decrease) in net assets resulting from share transactions	11,961,637	(29,121,034)	(9,227,587)	61,893,759
TOTAL INCREASE (DECREASE)	(1,797,499)	(27,939,113)	(11,758,741)	78,583,679

Net Assets:
Beginning of period	75,497,357	103,436,470	237,325,207	158,741,528
End of period	$73,699,858	$75,497,357	$225,566,466	$237,325,207
Undistributed (distributions in excess of) net investment income	$252,680	$609,035	$299,242	$306,231

48	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

MidCap Growth Fund		Bond Fund
For the Six Months Ended April 30, 2015 (Unaudited)	For the Fiscal Year Ended October 31, 2014	For the Six Months Ended April 30, 2015 (Unaudited)	For the Fiscal Year Ended October 31, 2014

$159,006	$96,426	$14,664,483	$28,221,756
3,493,287	8,676,717	1,502,995	5,108,851
(112,060)	(1,103,679)	317,806	5,699,368
3,540,233	7,669,464	16,485,284	39,029,975

(97,697)	(202,256)	(15,957,962)	(31,259,532)
(8,677,440)	(6,999,042)	(3,108,789)	—
(8,775,137)	(7,201,298)	(19,066,751)	(31,259,532)

8,125,312	7,762,539	159,514,777	171,199,040
—	—	—	15,190,894
2,222,918	2,083,398	5,810,691	7,952,090
(3,654,153)	(11,100,183)	(56,153,332)	(114,182,055)
6,694,077	(1,254,246)	109,172,136	80,159,969
1,459,173	(786,080)	106,590,669	87,930,412

64,835,081	65,621,161	867,634,015	779,703,603
$66,294,254	$64,835,081	$974,224,684	$867,634,015
$144,879	$83,570	$(6,842,909)	$(5,549,430)

The accompanying notes are an integral part of these financial statements.	49

COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	Short-Term Government Fund		National Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2015 (Unaudited)	For the Fiscal Year Ended October 31, 2014	For the Six Months Ended April 30, 2015 (Unaudited)	For the Fiscal Year Ended October 31, 2014
From Operations:
Net investment income	$576,360	$1,336,694	$2,848,629	$7,141,890
Net realized gain (loss)	(2,424)	57,795	1,469,606	(2,219,154)
Net change in unrealized gain	213,937	(666,676)	(862,638)	6,432,307
Net increase in net assets resulting from operations	787,873	727,813	3,455,597	11,355,043

Distributions to Shareholders:
From net investment income	(888,021)	(2,041,802)	(2,796,115)	(7,120,497)
From net realized gains	—	—	—	(1,819,381)
Total distributions to shareholders	(888,021)	(2,041,802)	(2,796,115)	(8,939,878)

From Share Transactions:
Proceeds from sales of shares	93,656,994	44,208,165	25,567,824	52,655,081
Reinvestment of distributions	475,113	865,517	167,134	670,298
Cost of shares redeemed	(24,350,123)	(49,060,080)	(17,038,920)	(37,715,185)
Net increase (decrease) in net assets resulting from share transactions	69,781,984	(3,986,398)	8,696,038	15,610,194
TOTAL INCREASE (DECREASE)	69,681,836	(5,300,387)	9,355,520	18,025,359

Net Assets:
Beginning of period	97,943,961	103,244,348	266,000,507	247,975,148
End of period	$167,625,797	$97,943,961	$275,356,027	$266,000,507
Undistributed (distributions in excess of) net investment income	$(1,836,174)	$(1,524,513)	$348,030	$295,516

50	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Missouri Tax-Free Intermediate Bond Fund		Kansas Tax-Free Intermediate Bond Fund
For the Six Months Ended April 30, 2015 (Unaudited)	For the Fiscal Year Ended October 31, 2014	For the Six Months Ended April 30, 2015 (Unaudited)	For the Fiscal Year Ended October 31, 2014

$3,750,649	$8,688,009	$1,185,339	$2,730,320
431,531	(6,409,692)	31,774	(1,052,521)
(314,256)	11,922,320	179,762	3,835,568
3,867,924	14,200,637	1,396,875	5,513,367

(3,664,460)	(8,694,907)	(1,172,975)	(2,701,227)
—	(1,518,654)	—	(207,704)
(3,664,460)	(10,213,561)	(1,172,975)	(2,908,931)

24,284,170	49,047,866	12,300,448	17,329,289
550,443	1,512,647	162,604	420,342
(24,403,990)	(55,869,181)	(7,772,030)	(18,692,829)
430,623	(5,308,668)	4,691,022	(943,198)
634,087	(1,321,592)	4,914,922	1,661,238

306,674,211	307,995,803	105,394,697	103,733,459
$307,308,298	$306,674,211	$110,309,619	$105,394,697
$71,847	$(14,342)	$12,524	$160

The accompanying notes are an integral part of these financial statements.	51

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations				Distributions to shareholders
Year	Net asset value, beginning of period	Net investment income(a)		Net realized and unrealized gain	Total from investment operations	From net investment income	From net realized gains	Total distributions
GROWTH FUND
For the Six Months Ended April 30, (Unaudited)
2015	$34.95	$0.11		$1.57	$1.68	$(0.25)	$(7.86)	$(8.11)
For the Fiscal Years Ended October 31,
2014	34.32	0.22		5.09	5.31	(0.19)	(4.49)	(4.68)
2013	28.81	0.25		6.49	6.74	(0.19)	(1.04)	(1.23)
2012	25.56	0.16		3.20	3.36	(0.11)	—	(0.11)
2011	24.73	0.13	(d)	0.82	0.95	(0.12)	—	(0.12)
2010	21.24	0.19	(e)	3.41	3.60	(0.11)	—	(0.11)

VALUE FUND
For the Six Months Ended April 30, (Unaudited)
2015	$32.50	$0.40		$0.59	$0.99	$(0.41)	$(0.92)	$(1.33)
For the Fiscal Years Ended October 31,
2014	29.83	0.78		2.69	3.47	(0.78)	(0.02)	(0.80)
2013	24.10	0.77		5.70	6.47	(0.74)	—	(0.74)
2012	21.18	0.67		2.90	3.57	(0.65)	—	(0.65)
2011	18.91	0.48		2.24	2.72	(0.45)	—	(0.45)
2010	16.81	0.22		2.10	2.32	(0.22)	—	(0.22)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)	Reflects income recognized from non-recurring special dividends which amounted to $0.02 per share and 0.09% of average net assets.

(e)	Reflects income recognized from non-recurring special dividends which amounted to $0.13 per share and 0.56% of average net assets.

52	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of period	Total return(b)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate

$28.52	5.12%	$73,700	1.03	%(c)	1.03	%(c)	0.76	%(c)	22%

34.95	17.42	75,497	1.08		1.08		0.68		40
34.32	24.39	103,436	1.07		1.07		0.80		78
28.81	13.18	90,413	1.13		1.15		0.57		52
25.56	3.84	96,856	1.13		1.19		0.50	(d)	43
24.73	16.98	119,567	1.13		1.24		0.82	(e)	46

$32.16	3.04%	$225,566	0.69	%(c)	0.69	%(c)	2.52	%(c)	14%

32.50	11.76	237,325	0.70		0.71		2.50		18
29.83	27.27	158,742	0.66		0.66		2.84		34
24.10	16.99	97,737	0.70		0.70		2.94		46
21.18	14.51	71,025	0.86		0.90		2.32		116
18.91	13.88	49,932	1.20		1.26		1.24		47

The accompanying notes are an integral part of these financial statements.	53

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations				Distributions to shareholders
Year	Net asset value, beginning of period	Net investment income (loss)(a)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
MIDCAP GROWTH FUND
For the Six Months Ended April 30, (Unaudited)
2015	$38.82	$0.09	(c)	$1.95	$2.04	$(0.05)	$(5.22)	$(5.27)
For the Fiscal Years Ended October 31,
2014	38.64	0.06		4.36	4.42	(0.11)	(4.13)	(4.24)
2013	33.38	0.16		8.32	8.48	(0.10)	(3.12)	(3.22)
2012	32.78	0.06	(e)	2.43	2.49	—	(1.89)	(1.89)
2011	31.24	(0.06	)(f)	1.60	1.54	—	—	—
2010	24.06	(0.07)		7.29	7.22	(0.04)	—	(0.04)

BOND FUND
For the Six Months Ended April 30, (Unaudited)
2015	$20.43	$0.32		$0.06	$0.38	$(0.35)	$(0.07)	$(0.42)
For the Fiscal Years Ended October 31,
2014	20.24	0.70		0.27	0.97	(0.78)	—	(0.78)
2013	20.99	0.77		(0.70)	0.07	(0.82)	—	(0.82)
2012	20.39	0.82		0.64	1.46	(0.86)	—	(0.86)
2011	20.35	0.89		0.06	0.95	(0.91)	—	(0.91)
2010	19.17	0.93		1.21	2.14	(0.96)	—	(0.96)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Reflects income recognized from non-recurring special dividends which amounted to $0.03 per share and 0.18% of average net assets.

(d)	Annualized.

(e)	Reflects income recognized from non-recurring special dividends which amounted to $0.09 per share and 0.20% of average net assets.

(f)	Reflects income recognized from non-recurring special dividends which amounted to $0.07 per share and 0.19% of average net assets.

54	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of period	Total return(b)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$35.59	5.50%	$66,294	1.03	%(d)	1.03	%(d)	0.49	%(c)(d)	24%

38.82	12.58	64,835	1.05		1.05		0.15		43
38.64	27.92	65,621	1.09		1.09		0.45		75
33.38	8.12	56,936	1.18		1.18		0.20	(e)	64
32.78	4.93	56,264	1.24		1.24		(0.18	)(f)	46
31.24	30.08	53,380	1.33		1.33		(0.24)		45

$20.39	1.89%	$974,225	0.69	%(d)	0.69	%(d)	3.17	%(d)	9%

20.43	4.86	867,634	0.70		0.70		3.44		22
20.24	0.31	779,704	0.72		0.72		3.71		23
20.99	7.30	785,627	0.77		0.77		3.96		18
20.39	4.80	725,261	0.81		0.81		4.39		26
20.35	11.46	648,695	0.83		0.83		4.75		26

The accompanying notes are an integral part of these financial statements.	55

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations			Distributions to shareholders
Year	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
SHORT TERM GOVERNMENT FUND
For the Six Months Ended April 30, (Unaudited)
2015	$17.54	$0.08	$0.02	$0.10	$(0.12)	$—	$(0.12)
For the Fiscal Years Ended October 31,
2014	17.78	0.24	(0.12)	0.12	(0.36)	—	(0.36)
2013	18.14	0.27	(0.23)	0.04	(0.40)	—	(0.40)
2012	18.15	0.30	0.14	0.44	(0.45)	—	(0.45)
2011	18.48	0.38	(0.19)	0.19	(0.52)	—	(0.52)
2010	18.16	0.48	0.42	0.90	(0.58)	—	(0.58)

NATIONAL TAX-FREE INTERMEDIATE BOND FUND
For the Six Months Ended April 30, (Unaudited)
2015	$19.45	$0.21	$0.04	$0.25	$(0.20)	$—	$(0.20)
For the Fiscal Years Ended October 31,
2014	19.27	0.54	0.32	0.86	(0.54)	(0.14)	(0.68)
2013	20.59	0.63	(1.07)	(0.44)	(0.63)	(0.25)	(0.88)
2012	19.42	0.64	1.27	1.91	(0.64)	(0.10)	(0.74)
2011	19.50	0.71	0.16	0.87	(0.71)	(0.24)	(0.95)
2010	18.84	0.67	0.71	1.38	(0.67)	(0.05)	(0.72)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

56	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of period	Total return(b)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate

$17.52	0.65%	$167,626	0.68	%(c)	0.81	%(c)	0.97	%(c)	10%

17.54	0.70	97,944	0.68		0.88		1.35		27
17.78	0.24	103,244	0.68		0.83		1.48		25
18.14	2.46	122,957	0.68		0.83		1.66		26
18.15	1.07	129,510	0.68		0.88		2.09		27
18.48	5.04	133,022	0.68		0.89		2.60		28

$19.50	1.29%	$275,356	0.64	%(c)	0.64	%(c)	2.12	%(c)	24%

19.45	4.59	266,001	0.67		0.67		2.81		74
19.27	(2.23)	247,975	0.66		0.66		3.18		37
20.59	9.95	250,220	0.70		0.74		3.16		17
19.42	4.73	194,878	0.70		0.84		3.76		44
19.50	7.43	191,897	0.70		0.86		3.49		46

The accompanying notes are an integral part of these financial statements.	57

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations			Distributions to shareholders
Year	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
MISSOURI TAX-FREE INTERMEDIATE BOND FUND
For the Six Months Ended April 30, (Unaudited)
2015	$19.52	$0.24	$0.01	$0.25	$(0.23)	$—	$(0.23)
For the Fiscal Years Ended October 31,
2014	19.25	0.56	0.37	0.93	(0.56)	(0.10)	(0.66)
2013	20.39	0.61	(1.06)	(0.45)	(0.61)	(0.08)	(0.69)
2012	19.69	0.64	0.79	1.43	(0.65)	(0.08)	(0.73)
2011	19.70	0.69	0.03	0.72	(0.69)	(0.04)	(0.73)
2010	19.30	0.66	0.43	1.09	(0.66)	(0.03)	(0.69)

KANSAS TAX-FREE INTERMEDIATE BOND FUND
For the Six Months Ended April 30, (Unaudited)
2015	$19.39	$0.21	$0.04	$0.25	$(0.21)	$—	$(0.21)
For the Fiscal Years Ended October 31,
2014	18.90	0.50	0.53	1.03	(0.50)	(0.04)	(0.54)
2013	20.01	0.57	(0.98)	(0.41)	(0.56)	(0.14)	(0.70)
2012	19.27	0.62	0.77	1.39	(0.61)	(0.04)	(0.65)
2011	19.32	0.66	0.10	0.76	(0.66)	(0.15)	(0.81)
2010	19.05	0.63	0.33	0.96	(0.63)	(0.06)	(0.69)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

58	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of period	Total return(b)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate

$19.54	1.30%	$307,308	0.63	%(c)	0.63	%(c)	2.47	%(c)	8%

19.52	4.92	306,674	0.67		0.67		2.90		29
19.25	(2.29)	307,996	0.64		0.64		3.07		23
20.39	7.33	319,687	0.70		0.74		3.20		14
19.69	3.77	266,668	0.70		0.84		3.57		15
19.70	5.72	265,798	0.70		0.84		3.37		19

$19.43	1.30%	$110,310	0.70	%(c)	0.83	%(c)	2.21	%(c)	5%

19.39	5.51	105,395	0.70		0.87		2.63		26
18.90	(2.09)	103,733	0.70		0.83		2.91		22
20.01	7.32	114,837	0.70		0.85		3.11		24
19.27	4.09	98,340	0.70		0.90		3.50		14
19.32	5.15	84,067	0.70		0.94		3.31		23

The accompanying notes are an integral part of these financial statements.	59

COMMERCE FUNDS

Notes to Financial Statements

April 30, 2015 (Unaudited)

1. ORGANIZATION

The Commerce Funds (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of eight portfolios (individually, a “Fund” and collectively, the “Funds”): Growth Fund, Value Fund, MidCap Growth Fund, Bond Fund, Short-Term Government Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund and Kansas Tax-Free Intermediate Bond Fund. Each of the Funds offers one class of shares (the “Shares”). Each Fund is registered as a diversified open-end management investment company, except the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund, which are registered as non-diversified under the Act.

The Funds have entered into an Advisory Agreement with Commerce Investment Advisors, Inc. (the “Adviser” or “Commerce”), a subsidiary of Commerce Bank.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income is comprised of interest income and dividend income. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date. Investment transactions are reflected on trade date with realized gains and losses on sales calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Distributions received from the Funds’ investments in United States (“U.S.”) real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities and excess or shortfall amounts are recorded as gains or losses.

C.  Expenses — Expenses incurred directly by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund’s average net assets and are accrued daily.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Funds are not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Income Distribution		Capital Gains Distribution
Fund	Declared	Paid	Declared	Paid
Value	Quarterly	Quarterly	Annually	Annually
Growth and MidCap Growth	Annually	Annually	Annually	Annually
Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	Daily	Monthly	Annually	Annually

COMMERCE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Net capital losses are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long term capital losses rather than being considered all short-term as under previous law.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including the Adviser’s assumptions in determining fair value measurement).

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or it is believed by the investment adviser to not represent fair value, equity securities and exchange traded investment companies are valued at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Investments applying these valuation adjustments are classified as Level 2 of the fair value hierarchy.

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in characteristics such as rating, interest rate and maturity date, to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Collateralized mortgage-backed securities (“CMOs”) may exhibit even more price volatility and interest rate risk than other mortgage-backed securities. They may lose liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to a Fund based on the Adviser’s analysis of the market value of the security.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. With the exception of treasury securities, which are generally classified as Level 1, these investments are classified as Level 2 of the fair value hierarchy.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation, income payments, and events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

COMMERCE FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

B.  Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if Commerce believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under valuation procedures approved by the Trust’s Board of Trustees. Commerce, consistent with the Funds’ procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events that could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of April 30, 2015:

GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Exchange Traded Fund	$73,551,672	$—	$—
Total	$73,551,672	$—	$—

VALUE
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Exchange Traded Fund	$225,051,465	$—	$—
Total	$225,051,465	$—	$—

MIDCAP GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Exchange Traded Fund	$65,829,731	$—	$—
Short-term Investment	—	496,000	—
Total	$65,829,731	$496,000	$—

BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$117,251,880	$—
Municipal Bond Obligations	—	95,052,708	—
Mortgage-Backed Obligations	—	176,115,977	—
Corporate Obligations	—	496,428,864	—
Foreign Debt Obligations	246,033	—	—
U.S. Treasury and/or Other U.S. Government Agencies	36,598,670	38,051,735	—
Investment Company	5,374,254	—	—
Short-term Investment	—	7,637,000	—
Total	$42,218,957	$930,538,164	$—

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

SHORT-TERM GOVERNMENT
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$4,724,766	$—
Mortgage-Backed Obligations	—	26,037,124	—
U.S. Treasury and/or Other U.S. Government Agencies	37,283,200	90,278,145	—
Short-term Investment	—	8,812,000	—
Total	37,283,200	129,852,035	—

NATIONAL TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$	$259,437,820	$
Investment Company	5,899,552	—	—
Short-term Investment	—	470,000	—
Total	$5,899,552	$259,907,820	$—

MISSOURI TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$294,647,666	$—
Investment Company	7,508,520	—	—
Short-term Investment	—	1,040,000	—
Total	$7,508,520	$295,687,666	$—

KANSAS TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$101,793,547	$—
Investment Company	2,788,879	—	—
Short-term Investment	—	4,553,000	—
Total	$2,788,879	$106,346,547	$—

For further information regarding security characteristics, see the Schedules of Investments.

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to Commerce day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, Commerce regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

COMMERCE FUNDS

4. AGREEMENTS AND OTHER AFFILIATED TRANSACTIONS

A.  Advisory Agreement — Pursuant to the terms of the Advisory Agreement, the Adviser is responsible for managing the investments and making investment decisions for each of the Funds. For these services and for assuming related expenses, the Adviser is entitled to a fee, accrued daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. The contractual advisory fees for the Funds are as follows:

	Contractual Advisory Fees
Fund	First $100 million	Next $100 million	Over $200 million
Growth and MidCap Growth	0.65%	0.50%	0.40%
Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	0.50%	0.35%	0.25%
	First $400 million	Next $300 million	Over $700 million
Bond	0.50%	0.35%	0.25%

The contractual advisory fee for the Value Fund is 0.30% of the Fund’s average daily net assets.

For the six months ended April 30, 2015, the effective advisory fees were 0.65%, 0.30%, 0.65%, 0.41%, 0.50%, 0.39%, 0.37% and 0.49% for the Growth, Value, MidCap Growth, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively.

B.  Administration Agreements — Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. (“Goldman Sachs”), and Commerce, serve as Co-Administrators of the Trust pursuant to a Co-Administration Agreement. Under the Co-Administration Agreement, GSAM and Commerce administer the Trust’s business affairs. As compensation for the services rendered under the Co-Administration Agreement, GSAM and Commerce are entitled to a fee, accrued daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. Pursuant to the Co-Administration Agreement, the Funds will pay an aggregate administrative fee at the annual rate of 0.15%, allocated as follows: (1) for each Fund, Commerce is entitled to receive 0.12% of each Fund’s average daily net assets; and (2) for each Fund, GSAM is entitled to receive 0.03% of each Fund’s average daily net assets.

C.  Distribution Agreement — The Commerce Funds’ shares are offered on a continuous basis through Goldman Sachs & Co. (“Goldman”), which acts as Distributor under the Distribution Agreement with The Commerce Funds. Goldman does not receive compensation from the Funds for these services.

D.  Other Agreements — The Adviser has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes and extraordinary expenses) for all Funds (except the MidCap Growth Fund) to the extent that such expenses exceeded, on an annualized basis, 1.13%, 0.70%, 0.80%, 0.68%, 0.70%, 0.70% and 0.70% of the average net assets of the Growth, Value, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively. The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses excluding interest, taxes, acquired fund fees and expenses and extraordinary expenses. This agreement will remain in place through March 1, 2016. After this date, the Adviser or a Fund may terminate the contractual arrangement. In addition, the Funds are not obligated to reimburse the Adviser for prior fiscal year expense reimbursements, if any. Expense reimbursements, if any, are accrued daily and paid monthly and are disclosed in the Statements of Operations for the six months ended ended April 30, 2015.

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

4. AGREEMENTS AND OTHER AFFILIATED TRANSACTIONS (continued)

Pursuant to a Shareholder Administrative Services Plan adopted by the Trust’s Board of Trustees, the Funds may enter into agreements with service organizations, such as banks and financial institutions, which include affiliates of the Adviser (“Service Organizations”), under which they will render shareholder administration support services. For these services, the Service Organizations are entitled to receive fees from each Fund at an annual rate of up to 0.25% of the average daily net asset value of Fund shares beneficially owned by clients of such Service Organizations. For the six months ended April 30, 2015, Commerce Bank, an affiliate of the Adviser, received $187,458 in shareowner servicing fees.

E.  Deferred Compensation Plan — Certain Trustees participate in a Deferred Compensation Plan, as amended and restated (the “Plan”), which allows eligible non-affiliated Trustees as described in the Plan to defer the receipt of all or a portion of the Trustees’ fees payable. Under the Plan, such Trustees have deferred fees treated as if they had been invested by The Commerce Funds in the shares of one or more Funds of the Trust. All amounts payable to the Trustees under the Plan are determined based on the performance of such Funds and are accrued monthly.

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2015, were as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities (Excluding U.S. Government and Agency Obligations)
Growth	$—	$16,418,397	$—	$20,012,081
Value	—	33,779,450	—	44,839,030
MidCap Growth	—	15,664,657	—	16,986,042
Bond	32,532,441	179,379,035	9,024,917	74,384,447
Short-Term Government	71,183,788	2,866,378	10,251,862	1,456,868
National Tax-Free Intermediate Bond	—	68,585,152	—	64,531,702
Missouri Tax-Free Intermediate Bond	—	24,284,584	—	29,323,442
Kansas Tax-Free Intermediate Bond	—	4,895,837	—	5,259,730

6. TAX INFORMATION

As of the Funds’ most recent fiscal year ended, October 31, 2014, the Funds’ capital loss carryforwards and certain timing differences on a tax basis, if any, were as follows:

	Growth	Value	MidCap Growth	Bond
Capital loss carryforward	$—	$—	$—	$—
Timing differences (distributions payable, deferred compensation)	$(21,148)	$(20,631)	$(13,774)	$(1,926,843)

COMMERCE FUNDS

6. TAX INFORMATION (continued)

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Capital loss carryforward	$(4,291,480)	$(2,186,964)	$(6,415,248)	$(1,049,849)
Timing differences (distributions payable, deferred compensation)	$(81,538)	$(428,316)	$(549,298)	$(171,876)
Capital loss carryforwards:(1)
Expiring 2015	(1,094,544)	—	—	—
Expiring 2016	(347,228)	—	—	—
Expiring 2017	(400,692)	—	—	—
Expiring 2018	(460,436)	—	—	—
Expiring 2019	(375,119)	—	—	—
Perpetual Short-term	(266,198)	—	(432,522)	(61,805)
Perpetual Long-term	(1,347,263)	(2,186,964)	(5,982,726)	(988,044)
Total capital loss carryforwards:	$(4,291,480)	$(2,186,964)	$(6,415,248)	$(1,049,849)

(1)	Expiration occurs on October 31 of the year indicated.

As of April 30, 2015, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Growth	Value	MidCap Growth	Bond
Tax Cost	$56,936,715	$192,127,303	$52,672,381	$929,870,580
Gross unrealized gain	17,078,637	35,296,363	14,687,281	58,928,425
Gross unrealized loss	(463,680)	(2,372,201)	(1,033,931)	(16,041,884)
Net unrealized security gain	$16,614,957	$32,924,162	$13,653,350	$42,886,541

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Tax Cost	$165,831,943	$257,897,629	$290,488,053	$103,908,128
Gross unrealized gain	4,448,584	8,633,754	13,325,251	5,300,037
Gross unrealized loss	(3,145,292)	(724,011)	(617,118)	(72,739)
Net unrealized security gain	$1,303,292	$7,909,743	$12,708,133	$5,227,298

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily attributable to wash sales and differences in the tax treatment of market discount accretion and premium amortization.

Commerce and GSAM have reviewed the Funds’ tax positions for all open tax years (the current and prior three fiscal years) and have concluded the no provision for income tax is required in the Funds’ financial statements. These open tax years remain subject to examination and adjustment by tax authorities.

7. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Credit Risks — The fixed income funds are subject to credit risks because an issuer or guarantor of a fixed income security may be unable or unwilling to make interest and principal payments when due. A bond’s value could decline because of concerns about an issuer’s willingness to make such payments.

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

7. OTHER RISKS (continued)

Interest Rate Risks — Interest rate risk is the risk that the value of the Fund’s portfolio will decline because of rising interest rates. The magnitude of this decline will often be greater for longer-term, fixed-income securities than shorter-term securities.

Market Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk).

Portfolio Concentrations — The Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds invest a large percentage of their assets in obligations of issuers within Missouri and Kansas, respectively. Therefore, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting those states.

Under normal market conditions, the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of a Fund’s distributed income must be exempt from such taxes. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The investments of the Growth and MidCap Growth Funds may be concentrated in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations. The MidCap Growth Fund concentrates in mid-cap stocks. Investing in mid-sized companies may be riskier than investing in larger, more established companies.

The Bond and Short-Term Government Funds may invest 80% and 100%, respectively, of their total assets in mortgage-related securities and the Bond Fund may invest 80% of its total assets in asset-backed securities. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates. As a result, mortgage-backed securities may be more difficult to value and liquidate, if necessary. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Asset-backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occured. However, in their experience, Commerce and GSAM believe the risk of loss under these arrangements to be remote.

COMMERCE FUNDS

9. OTHER MATTERS

Approval of Advisory Agreement — The Trustees oversee the management of the Trust, and review the investment performance and expenses of the Funds at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to reapprove and continue the Trust’s investment advisory agreement (“Advisory Agreement”) with the Adviser for the Funds.

The Advisory Agreement for the Funds was most recently approved by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as such term is defined in the Act) of any party thereto (the “non-interested Trustees”), on November 18, 2014 (the “Annual Contract Meeting”).

Prior to the Annual Contract Meeting, the Board of Trustees received written materials provided by the Adviser relating to the Trustees’ consideration of the Advisory Agreement. At the Annual Contract Meeting, the Trustees also received and considered the Adviser’s oral presentations and discussed the information that had been provided. In connection with their deliberations, the disinterested Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law and met separately in executive session with independent counsel without members of management present.

In evaluating the Advisory Agreement, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Adviser and its services and personnel. Both in meetings specifically dedicated to the review of the Advisory Agreement and meetings held during the year, the Trustees reviewed materials relating to the Adviser’s investment management services. Specifically, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual investment advisory fees, the actual investment advisory fees (after expense reimbursements) and the total expenses borne by the Funds in comparison to those borne by mutual fund peer groups selected by Lipper; (iv) the Adviser’s staffing for the Funds and the experience of the portfolio managers and other investment personnel; (v) the fees paid by the Funds to the Adviser and its affiliates for services, and the expenses incurred by them in connection with the provision of those services, the profitability of the Advisory Agreement to the Adviser, and a comparison of the Adviser’s profitability with that of other publicly reported profitability information of other advisers; (vi) information about fees charged to institutional accounts for which an affiliate of the Adviser, Commerce Trust Company (“CTC”), was performing services similar to those performed for the Funds; and (vii) potential economies of scale.

In connection with their approval of the Advisory Agreement for each of the Funds, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision. As part of their review, the Trustees considered the following factors:

Nature, Quality and Extent of Services – The Trustees reviewed the nature, quality and extent of services provided by the Adviser to the Funds, taking into account the investment objectives and strategies of each Fund and knowledge gained from meetings with management through the year. The Trustees also considered the available resources and key investment personnel of the Adviser, including members of the staff who operated the quantitative model, and their experience and length of service to the Funds. The Trustees discussed the Adviser’s reports to the Board, compliance record, risk management program and effectiveness of oversight over the Funds’ other service providers, communications to and support services for shareholders, service as the Funds’ co-administrator, adherence to investment policies, execution of portfolio transactions and selection of broker dealers and other similar factors.

The Trustees determined that the Adviser had invested significant resources in the Funds and provided a seasoned and experienced portfolio management and compliance staff. Moreover, they considered that the Adviser had a highly disciplined money management and credit research and analytic process and was able to attract and retain high quality personnel. The Trustees also considered that the Adviser had provided clear, concise reports to the Board and updated the Trustees frequently on performance issues. In particular, they noted the Adviser’s efforts to correct the underperformance of the Equity Funds in recent years. They concluded that the Adviser had (i) an excellent compliance record, and (ii) provided strong oversight over

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

9. OTHER MATTERS (continued)

compliance programs of the other service providers to the Funds. The Trustees also discussed that the Funds had had clean audits and regulatory exams and that the Adviser had made significant commitments to address regulatory requirements applicable to the Funds and the Adviser. The Trustees concluded that the Funds would therefore benefit from the Adviser’s continued service to them.

Performance of the Funds – The Trustees considered both the short-term and long-term performance of each of the Funds. They also considered performance in light of market conditions and each Fund’s investment objectives and strategies including risk and credit parameters, if applicable. They reviewed and discussed the Lipper and other information presented, which compared each Fund’s performance with that of its benchmark and with performance of comparable funds identified by Lipper. The Trustees believed that performance of the Fixed Income Funds was very satisfactory over all time periods.

The Trustees considered that the Value Fund’s returns lagged during the past year and three years but were excellent over the five and ten-year periods and that the Adviser had successfully improved the Fund’s performance through changes made several years ago to its quantitative investment methodology. The Trustees concluded that the Growth and MidCap Growth Funds’ returns were competitive and had improved significantly over the one-year period as a result of changes made by the Adviser to their quantitative models. The Trustees believed that the Adviser was making significant efforts to address past underperformance of these Funds through enhancements to their quantitative models and that the Trustees would continue to monitor these changes.

Fund Fees and Expenses – The Trustees next turned to Fund advisory fees and total net expenses. They reviewed each Fund’s advisory fees and net expense ratios versus similar funds as presented in the Lipper information. They observed that the advisory fees were generally higher than peers (except for the Value, MidCap Growth and Missouri Tax-Free Intermediate Bond Funds) and that net expenses were higher than peers, except for the Growth, Bond, MidCap Growth and Value Funds. The Trustees noted that where Fund expenses were higher, it was within a range of 1-13 basis points. The Trustees considered the amount of assets in the Funds, the Funds’ share structure and the Adviser’s fee caps on each of the Short-Term Government and Tax-Free Funds, and substantial reimbursements made by the Adviser to maintain those caps. The Trustees also considered that the Lipper expense versus three-year performance charts showed that shareholders were generally receiving value for the services provided by the Adviser.

The Trustees also reviewed information provided on the Funds’ advisory fees compared to advisory fees charged by the Adviser’s affiliates to similar institutional accounts managed by Commerce personnel. These accounts were not managed by the Adviser but by its affiliate, CTC; but, some of the same investment personnel provided these advisory services. In some cases, the fees charged were lower than the fees charged to the Funds and in other cases the fees were about the same. The Trustees considered Commerce’s explanations for the differences in services provided by Commerce or its affiliates to these clients.

Costs of Services and Profits Realized by the Adviser – The Board considered the Adviser’s cost of providing advisory services to the Funds, both on a pre- and post-marketing cost basis, as well as its profitability. The Trustees considered that the Adviser had reduced its advisory fees for most of the Funds in 2012 pursuant to a Fee Reduction Commitment, under which those Funds’ advisory fees were permanently reduced and made subject to breakpoints. It was also noted that the Adviser’s cost allocation methodology had not changed and appeared generally reasonable. The Trustees discussed that the Adviser appeared to have a rigorous and consistent program in place to control Fund expenses. The Trustees considered the Adviser’s profitability in light of the profitability of other investment advisers’ publicly-reported profitability margins, as provided by Lipper, and concluded that it was within the range of reasonability.

Economies of Scale – The Trustees considered that the Funds’ (other than the Value Fund) had breakpoints in their respective advisory fee schedules. In addition, the Trustees considered that the Adviser was reimbursing expenses to certain of the Funds to keep them within their fee caps. The Trustees concluded that the Adviser was sharing economies of scale with shareholders.

COMMERCE FUNDS

9. OTHER MATTERS (continued)

Fall-Out Benefits – The principal benefits to the Adviser from its relationship with the Funds were its receipt of soft dollars, its contract as a Co-Administrator of the Funds and CTC’s receipt of shareholder servicing fees. The Trustees considered that they receive regular, extensive quarterly reports on the Adviser’s soft dollar program and that its program was in compliance with Section 28(e) of the Securities Exchange Act of 1934. They also considered that the Adviser had a system in place to test for best execution, which is reviewed on at least an annual basis.

The Trustees concluded at the Annual Contract Meeting with respect to all of the Funds that the investment advisory fees paid by the Funds were reasonable in light of the services provided by the Adviser, Fund performance, the Adviser’s costs and the Funds’ current and reasonably foreseeable asset levels. For these reasons, the Board determined that the Advisory Agreement should be reapproved and continued.

10. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Commerce and GSAM have concluded that there is no impact requiring adjustment or disclosure in the financial statements.

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2015 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Growth Fund
	For the Six Months Ended April 30, 2015 (Unaudited)		For the Fiscal Year Ended October 31, 2014
	Shares	Dollars	Shares	Dollars
Shares sold	419,215	$12,020,001	325,421	$10,565,007
Reinvestment of distributions	223,737	6,345,334	247,431	7,605,254
Shares redeemed	(218,488)	(6,403,698)	(1,426,730)	(47,291,295)
Net Increase (Decrease)	424,464	$11,961,637	(853,878)	$(29,121,034)

	Value Fund
	For the Six Months Ended April 30, 2015 (Unaudited)		For the Fiscal Year Ended October 31, 2014
	Shares	Dollars	Shares	Dollars
Shares sold	786,660	$25,381,127	3,226,063	$100,718,728
Reinvestment of distributions	165,777	5,361,027	72,159	2,273,146
Shares redeemed	(1,241,426)	(39,969,741)	(1,316,690)	(41,098,115)
Net Increase (Decrease)	(288,989)	$(9,227,587)	1,981,532	$61,893,759

	MidCap Growth Fund
	For the Six Months Ended April 30, 2015 (Unaudited)		For the Fiscal Year Ended October 31, 2014
	Shares	Dollars	Shares	Dollars
Shares sold	229,663	$8,125,312	211,051	$7,762,539
Reinvestment of distributions	63,418	2,222,918	58,997	2,083,398
Shares redeemed	(100,352)	(3,654,153)	(298,273)	(11,100,183)
Net Increase (Decrease)	192,729	$6,694,077	(28,225)	$(1,254,246)

	Bond Fund
	For the Six Months Ended April 30, 2015 (Unaudited)		For the Fiscal Year Ended October 31, 2014
	Shares	Dollars	Shares	Dollars
Shares sold	7,786,103	$159,514,777	8,411,197	$171,199,040
Shares issued in connection with in-kind sale	—	—	751,652	15,190,894
Reinvestment of distributions	284,165	5,810,691	390,827	7,952,090
Shares redeemed	(2,744,036)	(56,153,332)	(5,615,775)	(114,182,055)
Net Increase	5,326,232	$109,172,136	3,937,901	$80,159,969

COMMERCE FUNDS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	Short-Term Government Fund
	For the Six Months Ended April 30, 2015 (Unaudited)		For the Fiscal Year Ended October 31, 2014
	Shares	Dollars	Shares	Dollars
Shares sold	5,347,573	$93,656,994	2,506,485	$44,208,165
Reinvestment of distributions	27,110	475,113	49,077	865,517
Shares redeemed	(1,389,343)	(24,350,123)	(2,779,539)	(49,060,080)
Net Increase (Decrease)	3,985,340	$69,781,984	(223,977)	$(3,986,398)

	National Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2015 (Unaudited)		For the Fiscal Year Ended October 31, 2014
	Shares	Dollars	Shares	Dollars
Shares sold	1,306,608	$25,567,824	2,737,505	$52,655,081
Reinvestment of distributions	8,538	167,134	35,031	670,298
Shares redeemed	(870,965)	(17,038,920)	(1,964,411)	(37,715,185)
Net Increase	444,181	$8,696,038	808,125	$15,610,194

	Missouri Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2015 (Unaudited)		For the Fiscal Year Ended October 31, 2014
	Shares	Dollars	Shares	Dollars
Shares sold	1,236,241	$24,284,170	2,537,991	$49,047,866
Reinvestment of distributions	28,048	550,443	78,494	1,512,647
Shares redeemed	(1,244,695)	(24,403,990)	(2,904,426)	(55,869,181)
Net Increase (Decrease)	19,594	$430,623	(287,941)	$(5,308,668)

	Kansas Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2015 (Unaudited)		For the Fiscal Year Ended October 31, 2014
	Shares	Dollars	Shares	Dollars
Shares sold	631,502	$12,300,448	910,259	$17,329,289
Reinvestment of distributions	8,341	162,604	22,065	420,342
Shares redeemed	(398,986)	(7,772,030)	(983,213)	(18,692,829)
Net Increase (Decrease)	240,857	$4,691,022	(50,889)	$(943,198)

COMMERCE FUNDS

Fund Expenses – Six Month Period Ended April 30, 2015 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; shareholder servicing fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2014 through April 30, 2015.

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/14	Ending Account Value 4/30/15		Expenses Paid for the 6 months ended 4/30/15*	Beginning Account Value 11/1/14	Ending Account Value 4/30/15		Expenses Paid for the 6 months ended 4/30/15*	Beginning Account Value 11/1/14	Ending Account Value 4/30/15		Expenses Paid for the 6 months ended 4/30/15*	Beginning Account Value 11/1/14	Ending Account Value 4/30/15		Expenses Paid for the 6 months ended 4/30/15*
Fund	Growth Fund				Value Fund				MidCap Growth Fund				Bond Fund
Shares
Actual	$1,000.00	$1,051.20		$5.24	$1,000.00	$1,030.40		$3.47	$1,000.00	$1,055.00		$5.25	$1,000.00	$1,018.90		$3.45
Hypothetical 5% return	1,000.00	1,019.69	+	5.16	1,000.00	1,021.37	+	3.46	1,000.00	1,019.69	+	5.16	1,000.00	1,021.37	+	3.46
	Short-Term Government Fund				National Tax-Free Intermediate Bond Fund				Missouri Tax-Free Intermediate Bond Fund				Kansas Tax-Free Intermediate Bond Fund
Shares
Actual	$1,000.00	$1,006.50		$3.38	$1,000.00	$1,012.90		$3.19	$1,000.00	$1,013.00		$3.14	$1,000.00	$1,013.00		$3.49
Hypothetical 5% return	1,000.00	1,021.42	+	3.41	1,000.00	1,021.62	+	3.21	1,000.00	1,021.67	+	3.16	1,000.00	1,021.32	+	3.51

*

Expenses are calculated using each Fund’s annualized net expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2015. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the year. The annualized net expense ratios for the period were as follows:

Fund		Fund
Growth	1.03%	Short-Term Government	0.68%
Value	0.69	National Tax-Free Intermediate Bond	0.64
MidCap Growth	1.03	Missouri Tax-Free Intermediate Bond	0.63
Bond	0.69	Kansas Tax-Free Intermediate Bond	0.70

+	Hypothetical expenses are based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses.

COMMERCE FUNDS

The Commerce Funds

Growth Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Investments in technology companies, which may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors.

Value Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions.

MidCap Growth Fund:

The Fund invests in small- and mid-capitalization securities. Generally, smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. As a result, the securities of smaller and mid-sized companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic trading and price movements. Investments in technology companies, which may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors.

Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity and enhanced sensitivity to interest rates. Asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Short-Term Government Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity and enhanced sensitivity to interest rates.

National Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. The Fund’s investments may subject shareholders to the federal alternative minimum tax and state income taxes.

Missouri Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund invests its assets predominately in Missouri bonds. The actual payment of principal and interest on these bonds is dependent on the Missouri General Assembly allotting money each fiscal year for these payments. The Fund is non-diversified. Due to the small number of bonds generally held in the portfolio, the Fund may be subject to greater risks than a more diversified fund. A change in the value of any single holding may affect the overall value more than it would affect a

COMMERCE FUNDS

The Commerce Funds (continued)

diversified fund that holds more investments. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. In addition, the Fund’s investments may subject shareholders to federal alternative minimum tax. The investment income from this Fund may be subject to state income taxes.

Kansas Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund invests its assets predominately in Kansas bonds. The actual payment of principal and interest on these bonds is dependent on the Kansas legislature allotting money each fiscal year for these payments. The Fund is non-diversified. Due to the small number of bonds generally held in the portfolio, the Fund may be subject to greater risks than a more diversified fund. A change in the value of any single holding may affect the overall value more than it would affect a diversified fund that holds more investments. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. In addition, the Fund’s investments may subject shareholders to federal alternative minimum tax. The investment income from this Fund may be subject to state income taxes.

INVESTMENT ADVISER

DISTRIBUTOR

AND CO-ADMINISTRATOR

Goldman, Sachs & Co.

Commerce Investment Advisors, Inc.

200 West Street

922 Walnut Street

New York, New York 10282

4th Floor

Kansas City, Missouri 64106

CO-ADMINISTRATOR

Goldman Sachs Asset Management, L.P.

CUSTODIAN/ACCOUNTING AGENT

200 West Street

State Street Bank & Trust Company

New York, New York 10282

1 Lincoln Street

Boston, Massachusetts 02111

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

TRANSFER AGENT

KPMG LLP

Boston Financial Data Services, Inc.

Two Financial Center

330 W. 9th

60 South St.

4th Floor

Boston, MA 02111

Kansas City, Missouri 64105

LEGAL COUNSEL

Drinker Biddle & Reath LLP

One Logan Square

Ste. 2000

Philadelphia, Pennsylvania 19103-6996

This Semi-Annual Report contains facts concerning The Commerce Funds’ objectives and policies,_management, expenses, and other information. For more complete information about The Commerce Funds, a prospectus may be obtained by calling 1-800-995-6365. An investor should read the prospectus carefully before investing or sending money.

The Commerce Funds are advised by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank, which receives a fee for its services.The Commerce Funds are distributed by Goldman, Sachs & Co.

The Commerce Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q.The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Commerce Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without change, upon request by calling 1-800-995-6365 and (ii) on the SEC’s website at http://www.sec.gov.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the Prospectus carefully before investing or sending money. The Prospectus contains this and other information about a Fund and may be obtained from your authorized dealer or from Commerce Funds by calling 1-800-995-6365.

NOT FDIC INSURED

MAY LOSE VALUE

NO BANK GUARANTEE

TRUSTEES

Martin E. Galt III, Chairman

David L. Bodde, Lead Independent Trustee

Charles W. Peffer

James M. Snowden, Jr.

OFFICERS

William Schuetter, President

Angela Dew, Vice President, Chief Compliance Of?cer, and Secretary Jeffrey Bolin, Vice President Peter W. Fortner, Chief Accounting Of?cer

Scott McHugh, Treasurer

Philip V. Giuca Jr., Assistant Treasurer

Andrew Murphy, Assistant Secretary

922 Walnut

Fourth Floor

Kansas City, Missouri 64106 www.commercefunds.com 1-800-995-6365

164336.MF.MED.TMPL/6/2015

ITEM 2.	CODE OF ETHICS.

Not applicable for the reporting period.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for the reporting period.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for the reporting period.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a) The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT
INVESTMENT	COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND
AFFILIATED	PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There has been no material change to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1)	Not applicable for the reporting period.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	Not applicable.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE COMMERCE FUNDS

/s/ Bill Schuetter
Bill Schuetter
President
July 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Bill Schuetter
Bill Schuetter
President
The Commerce Funds
July 8, 2015

/s/ Peter Fortner
Peter Fortner
Chief Accounting Officer
The Commerce Funds
July 8, 2015